Schedule of Investments
(unaudited)
June 30, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 11 Ltd., Series 2021-11A, Class D,
(3-mo. CME Term SOFR at 3.15% Floor +
3.41%), 7.67%, 04/15/34
(a) (b)
........... USD 1,000 $ 1,003,803
AGL CLO 12 Ltd., Series 2021-12A, Class C,
(3-mo. CME Term SOFR at 1.85% Floor +
2.11%), 6.38%, 07/20/34
(a) (b)
........... 1,000 1,000,754
AGL CLO 34 Ltd., Series 2024-34A, Class A1,
(3-mo. CME Term SOFR at 1.34% Floor +
1.34%), 5.61%, 01/22/38
(a) (b)
........... 1,000 1,003,946
AGL CLO 37 Ltd., Series 2024-37A, Class A1,
(3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 5.54%, 04/22/38
(a) (b)
........... 2,000 2,002,000
AIMCO CLO 11 Ltd.
(a)(b)
Series 2020-11A, Class A1R2, (3-mo. CME
Term SOFR at 1.34% Floor + 1.34%),
5.62%, 07/17/37 ................. 2,000 2,005,500
Series 2020-11A, Class CR2, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
6.18%, 07/17/37 ................. 1,000 1,002,787
AIMCO CLO 14 Ltd., Series 2021-14A, Class
A, (3-mo. CME Term SOFR at 0.99% Floor +
1.25%), 5.52%, 04/20/34
(a) (b)
........... 4,000 4,009,978
AIMCO CLO 15 Ltd., Series 2021-15A, Class
D1R, (3-mo. CME Term SOFR at 2.75% Floor
+ 2.75%), 7.03%, 04/17/38
(a) (b)
.......... 1,500 1,505,732
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class C, (3-mo. CME Term SOFR at
0.00% Floor + 2.51%), 6.77%, 04/15/34
(a) (b)
. 1,000 1,003,559
Anchorage Capital CLO 32 Ltd., Series 2025-
32A, Class D, (3-mo. CME Term SOFR at
3.95% Floor + 3.95%), 8.23%, 07/15/37
(a) (b)
. 1,000 999,911
Apidos CLO XXII, Series 2015-22A, Class A1R,
(3-mo. CME Term SOFR at 0.00% Floor +
1.32%), 5.59%, 04/20/31
(a) (b)
........... 348 348,052
Apidos CLO XXXVII, Series 2021-37A, Class
A, (3-mo. CME Term SOFR at 1.13% Floor +
1.39%), 5.66%, 10/22/34
(a) (b)
........... 6,200 6,206,224
Arbour CLO VI DAC, Series 6X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.34%, 11/15/37
(a) (c)
................. EUR 100 117,609
Ares Loan Funding IV Ltd., Series 2023-ALF4A,
Class A1, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 6.01%, 10/15/36
(a) (b)
...... USD 3,000 3,012,383
Ares Loan Funding V Ltd., Series 2024-ALF5A,
Class A1, (3-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.78%, 07/27/37
(a) (b)
...... 1,000 1,004,202
Ares LXVII CLO Ltd., Series 2022-67A, Class
A1R, (3-mo. CME Term SOFR at 1.19% Floor
+ 1.19%), 5.47%, 01/25/38
(a) (b)
.......... 2,000 1,996,000
Ballyrock CLO 14 Ltd., Series 2020-14A, Class
A1AR, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.65%, 07/20/37
(a) (b)
...... 1,000 1,003,300
Ballyrock CLO 16 Ltd., Series 2021-16A, Class
A1R, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.15%), 5.40%, 04/20/38
(a) (b)
.......... 1,500 1,498,418
Ballyrock CLO 22 Ltd., Series 2024-22A, Class
A2, (3-mo. CME Term SOFR at 1.95% Floor +
1.95%), 6.21%, 04/15/37
(a) (b)
........... 1,000 1,004,282
Ballyrock CLO 26 Ltd., Series 2024-26A, Class
A1A, (3-mo. CME Term SOFR at 1.51% Floor
+ 1.51%), 5.79%, 07/25/37
(a) (b)
.......... 1,150 1,154,807
Ballyrock CLO 27 Ltd., Series 2024-27A, Class
A1A, (3-mo. CME Term SOFR at 1.35% Floor
+ 1.35%), 5.63%, 10/25/37
(a) (b)
.......... 2,500 2,508,482
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE5, Class 1A4, (1-mo. CME
Term SOFR at 0.30% Floor + 0.41%), 4.73%,
06/25/47
(a)
....................... USD 1,147 $ 1,136,423
Benefit Street Partners CLO Ltd., Series 2015-
6BR, Class A1R, (3-mo. CME Term SOFR at
1.18% Floor + 1.18%), 5.46%, 04/20/38
(a) (b)
. 1,000 999,000
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1R, (3-mo. CME Term
SOFR at 1.53% Floor + 1.53%), 5.80%,
07/20/37
(a) (b)
...................... 1,020 1,024,424
Benefit Street Partners CLO X Ltd., Series 2016-
10A, Class BRR, (3-mo. CME Term SOFR at
2.15% Floor + 2.41%), 6.68%, 04/20/34
(a) (b)
. 1,250 1,253,834
Benefit Street Partners CLO XXI Ltd., Series
2020-21A, Class A1R, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 5.69%,
10/15/34
(a) (b)
...................... 2,000 2,003,254
Benefit Street Partners CLO XXXVIII Ltd., Series
2024-38A, Class A, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 5.62%, 01/25/38
(a) (b)
1,500 1,504,514
Bethpage Park CLO Ltd., Series 2021-1A, Class
A, (3-mo. CME Term SOFR at 1.13% Floor +
1.39%), 5.65%, 01/15/35
(a) (b)
........... 1,000 1,001,003
Birch Grove CLO 12 Ltd., Series 2025-12A,
Class A1, (3-mo. CME Term SOFR at 1.17%
Floor + 1.17%), 5.51%, 04/22/38
(a) (b)
...... 1,500 1,497,806
Birch Grove CLO 3 Ltd.
(a)(b)
Series 2021-3A, Class A1R, (3-mo. CME Term
SOFR at 1.26% Floor + 1.26%), 5.53%,
01/19/38 ...................... 2,950 2,954,720
Series 2021-3A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.87%,
01/19/38 ...................... 1,000 999,304
Birch Grove CLO 9 Ltd., Series 2024-9A, Class
B, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.97%, 10/22/37
(a) (b)
........... 1,000 998,904
BlueMountain CLO XXV Ltd., Series 2019-25A,
Class A1RR, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.61%, 01/15/38
(a) (b)
. 2,000 2,005,961
Bryant Park Funding Ltd., Series 2023-21A,
Class A1, (3-mo. CME Term SOFR at 2.05%
Floor + 2.05%), 6.32%, 10/18/36
(a) (b)
...... 2,000 2,011,611
Canyon CLO Ltd.
(a)(b)
Series 2020-3A, Class A1R, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.66%,
10/15/37 ...................... 1,000 1,003,813
Series 2021-3A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 6.22%,
07/15/34 ...................... 2,000 2,008,038
Capital Four CLO VIII DAC, Series 8X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
5.41%, 10/25/37
(a) (c)
................. EUR 100 118,390
Carlyle US CLO Ltd.
(a)(b)
Series 2017-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.40% Floor + 1.40%),
5.67%, 10/21/37 ................. USD 2,500 2,510,000
Series 2019-2A, Class AR2, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.62%,
10/15/37 ...................... 1,500 1,505,410
Series 2020-2A, Class A1R, (3-mo. CME Term
SOFR at 1.14% Floor + 1.40%), 5.68%,
01/25/35 ...................... 2,000 2,005,000
Series 2021-3SA, Class A1, (3-mo. CME Term
SOFR at 1.06% Floor + 1.32%), 5.58%,
04/15/34 ...................... 700 701,434

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-11A, Class A1R, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
5.69%, 07/25/37 ................. USD 2,999 $ 3,009,368
CarVal CLO I Ltd., Series 2018-1A, Class BR,
(3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 6.11%, 07/16/31
(a) (b)
........... 1,500 1,502,102
CarVal CLO VC Ltd., Series 2021-2A, Class C,
(3-mo. CME Term SOFR at 2.20% Floor +
2.46%), 6.72%, 10/15/34
(a) (b)
........... 1,000 1,003,051
CarVal CLO X-C Ltd., Series 2024-2A, Class A,
(3-mo. CME Term SOFR at 1.46% Floor +
1.46%), 5.73%, 07/20/37
(a) (b)
........... 1,000 1,003,859
CIFC Funding 2017-I Ltd., Series 2017-1A, Class
DRR, (3-mo. CME Term SOFR at 3.70% Floor
+ 3.70%), 7.97%, 04/21/37
(a) (b)
.......... 1,000 998,837
CIFC Funding 2018-IV Ltd., Series 2018-4A,
Class AR, (3-mo. CME Term SOFR at 1.22%
Floor + 1.22%), 5.49%, 01/17/38
(a) (b)
...... 1,600 1,601,642
CIFC Funding 2019-II Ltd., Series 2019-2A,
Class BR, (3-mo. CME Term SOFR at 1.76%
Floor + 1.76%), 6.04%, 04/17/34
(a) (b)
...... 1,000 1,001,512
CIFC Funding 2023-I Ltd., Series 2023-1A, Class
A, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.96%, 10/15/36
(a) (b)
........... 1,000 1,003,620
CIFC Funding Ltd.
(a)(b)
Series 2013-2A, Class A3LR, (3-mo. CME
Term SOFR at 1.95% Floor + 2.21%),
6.48%, 10/18/30 ................. 500 501,122
Series 2014-2RA, Class AR, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.64%, 10/24/37 ................. 3,000 3,011,996
Series 2015-4A, Class A1A2, (3-mo. CME
Term SOFR at 1.33% Floor + 1.33%),
5.60%, 04/20/34 ................. 1,980 1,984,219
Series 2017-1A, Class ARR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.82%, 04/21/37 ................. 2,000 2,007,609
Series 2021-2A, Class B, (3-mo. CME Term
SOFR at 1.71% Floor + 1.71%), 5.97%,
04/15/34 ...................... 1,275 1,277,437
Series 2021-7A, Class A1, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 5.67%,
01/23/35 ...................... 4,000 4,008,978
Series 2024-2A, Class A1, (3-mo. CME Term
SOFR at 1.52% Floor + 1.52%), 5.79%,
04/22/37 ...................... 2,000 2,008,017
Series 2024-3A, Class A1, (3-mo. CME Term
SOFR at 1.48% Floor + 1.48%), 5.75%,
07/21/37 ...................... 2,000 2,007,919
Series 2024-3A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.12%,
07/21/37 ...................... 1,000 1,003,881
Clover CLO LLC
(a)(b)
Series 2018-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.53% Floor + 1.53%),
5.80%, 04/20/37 ................. 4,000 4,014,071
Series 2018-1A, Class CRR, (3-mo. CME
Term SOFR at 2.45% Floor + 2.45%),
6.72%, 04/20/37 ................. 1,000 1,006,264
Diameter Capital CLO 10 Ltd., Series 2025-10A,
Class A, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.60%, 04/20/38
(a) (b)
...... 2,500 2,502,227
Diameter Capital CLO 7 Ltd., Series 2024-7A,
Class A1A, (3-mo. CME Term SOFR at 1.48%
Floor + 1.48%), 5.75%, 07/20/37
(a) (b)
...... 1,225 1,228,797
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Diameter Capital CLO 9 Ltd., Series 2025-9A,
Class A, (3-mo. CME Term SOFR at 1.17%
Floor + 1.17%), 5.49%, 04/20/38
(a) (b)
...... USD 2,500 $ 2,497,500
Dryden 77 CLO Ltd., Series 2020-77A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.70%, 05/20/34
(a) (b)
........... 5,000 5,007,974
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (3-mo. CME Term SOFR at
0.00% Floor + 2.11%), 6.37%, 04/15/29
(a) (b)
. 1,000 1,002,231
Eaton Vance CLO Ltd., Series 2015-1A, Class
CR, (3-mo. CME Term SOFR at 0.00% Floor +
2.16%), 6.43%, 01/20/30
(a) (b)
........... 763 764,155
Elmwood CLO 15 Ltd., Series 2022-2A, Class
A1, (3-mo. CME Term SOFR at 1.34% Floor +
1.34%), 5.61%, 04/22/35
(a) (b)
........... 3,000 3,011,328
Elmwood CLO 26 Ltd., Series 2024-1A, Class
A1, (3-mo. CME Term SOFR at 1.50% Floor +
1.50%), 5.77%, 04/18/37
(a) (b)
........... 1,000 1,003,364
Elmwood CLO I Ltd., Series 2019-1A, Class
A1RR, (3-mo. CME Term SOFR at 1.52%
Floor + 1.52%), 5.79%, 04/20/37
(a) (b)
...... 1,700 1,706,009
Elmwood CLO II Ltd., Series 2019-2A, Class
A1RR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.62%, 10/20/37
(a) (b)
...... 2,000 2,006,500
Elmwood CLO VII Ltd., Series 2020-4A, Class
A1RR, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.64%, 10/17/37
(a) (b)
...... 3,000 3,010,901
Elmwood CLO XII Ltd., Series 2021-5A, Class
BR, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.96%, 10/15/37
(a) (b)
........... 3,000 3,007,510
Fidelity Grand Harbour CLO DAC, Series 2021-
1X, Class D, (3-mo. EURIBOR at 3.60% Floor
+ 3.60%), 5.88%, 10/15/34
(a) (c)
.......... EUR 400 472,792
Flatiron CLO 28 Ltd., Series 2024-1A, Class C,
(3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 6.36%, 07/15/36
(a) (b)
........... USD 1,000 1,000,685
Generate CLO 13 Ltd., Series 2023-13A, Class
A1, (3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 6.07%, 01/20/37
(a) (b)
........... 1,000 1,004,354
Generate CLO 5 Ltd., Series 5A, Class BR,
(3-mo. CME Term SOFR at 2.00% Floor +
2.00%), 6.27%, 07/22/37
(a) (b)
........... 1,500 1,508,340
Generate CLO 8 Ltd., Series 8A, Class A1R2,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.65%, 01/20/38
(a) (b)
........... 2,000 2,008,846
Generate CLO 9 Ltd., Series 9A, Class AR,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.62%, 01/20/38
(a) (b)
........... 1,000 1,002,997
Golub Capital Partners 48 LP, Series 2020-48A,
Class A1R, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.59%, 04/17/38
(a) (b)
...... 1,750 1,752,877
Golub Capital Partners CLO 41B-R Ltd., Series
2019-41A, Class AR, (3-mo. CME Term SOFR
at 1.32% Floor + 1.58%), 5.85%, 01/20/34
(a) (b)
2,625 2,633,792
Golub Capital Partners CLO 58B Ltd., Series
2021-58A, Class A1, (3-mo. CME Term SOFR
at 1.18% Floor + 1.44%), 5.72%, 01/25/35
(a) (b)
1,000 1,001,952
Golub Capital Partners CLO 76 B Ltd., Series
2024-76A, Class A1, (3-mo. CME Term SOFR
at 1.37% Floor + 1.37%), 5.65%, 10/25/37
(a) (b)
1,500 1,505,871
Greene King Finance plc, Series B1, (Sterling
Overnight Index Average + 1.92%), 6.14%,
12/15/34
(a)
....................... GBP 100 127,039
GT Loan Financing I Ltd., Series 2013-1A, Class
CR, (3-mo. CME Term SOFR at 0.00% Floor +
2.36%), 6.64%, 07/28/31
(a) (b)
........... USD 1,000 1,002,225

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
HalseyPoint CLO 4 Ltd.
(a)(b)
Series 2021-4A, Class A, (3-mo. CME Term
SOFR at 1.22% Floor + 1.48%), 5.75%,
04/20/34 ...................... USD 3,000 $ 3,003,900
Series 2021-4A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.28%,
04/20/34 ...................... 700 702,980
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class
A1A, (3-mo. CME Term SOFR at 1.21% Floor
+ 1.47%), 5.75%, 01/30/35
(a) (b)
.......... 1,500 1,501,950
Halseypoint CLO 6 Ltd., Series 2022-6A, Class
CR, (3-mo. CME Term SOFR at 2.05% Floor +
2.05%), 6.32%, 01/20/38
(a) (b)
........... 1,000 1,000,861
Harbor Park CLO 18-1 Ltd., Series 2018-1A,
Class D, (3-mo. CME Term SOFR at 2.90%
Floor + 3.16%), 7.43%, 01/20/31
(a) (b)
...... 1,000 998,046
Henley CLO IV DAC, Series 4X, Class D, (3-mo.
EURIBOR at 3.00% Floor + 3.00%), 5.16%,
04/25/34
(a) (c)
...................... EUR 400 474,781
Invesco CLO Ltd., Series 2021-3A, Class A,
(3-mo. CME Term SOFR at 1.13% Floor +
1.39%), 5.66%, 10/22/34
(a) (b)
........... USD 2,172 2,173,653
Legacy Mortgage Asset Trust, Series 2019-SL2,
Class A, 3.38%, 02/25/59
(a) (b)
........... 755 726,784
Madison Park Funding LXXI Ltd., Series 2025-
71A, Class A1, (3-mo. CME Term SOFR at
1.14% Floor + 1.14%), 5.41%, 04/23/38
(a) (b)
. 2,000 1,997,051
Madison Park Funding XLVIII Ltd., Series 2021-
48A, Class A, (3-mo. CME Term SOFR at
1.41% Floor + 1.41%), 5.68%, 04/19/33
(a) (b)
. 908 909,786
Madison Park Funding XXXVII Ltd., Series 2019-
37A, Class AR2, (3-mo. CME Term SOFR at
1.53% Floor + 1.53%), 5.79%, 04/15/37
(a) (b)
. 1,000 1,003,500
Madison Park Funding XXXVIII Ltd., Series 2021-
38A, Class A, (3-mo. CME Term SOFR at
1.38% Floor + 1.38%), 5.66%, 07/17/34
(a) (b)
. 3,000 3,004,956
Marathon CLO Ltd., Series 2020-15A, Class
C1R3, (3-mo. CME Term SOFR at 3.20%
Floor + 3.20%), 7.53%, 08/15/37
(a) (b)
...... 1,500 1,504,402
MidOcean Credit CLO XV Ltd., Series 2024-15A,
Class A1, (3-mo. CME Term SOFR at 1.53%
Floor + 1.53%), 5.80%, 07/21/37
(a) (b)
...... 1,500 1,505,181
Morgan Stanley ABS Capital I, Inc. Trust, Series
2007-HE6, Class A2, (1-mo. CME Term SOFR
at 0.14% Floor + 0.25%), 4.57%, 05/25/37
(a)
. 1,953 1,757,197
Neuberger Berman Loan Advisers CLO 47 Ltd.,
Series 2022-47A, Class A, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 5.54%,
04/14/35
(a) (b)
...................... 2,000 2,005,904
New Mountain CLO 1 Ltd., Series CLO-1A, Class
DRR, (3-mo. CME Term SOFR at 2.85% Floor
+ 2.85%), 7.11%, 01/15/38
(a) (b)
.......... 1,000 1,006,378
New Mountain CLO 2 Ltd., Series CLO-2A, Class
A1R, (3-mo. CME Term SOFR at 1.36% Floor
+ 1.36%), 5.62%, 01/15/38
(a) (b)
.......... 1,600 1,604,788
New Mountain CLO 7 Ltd., Series CLO-7A, Class
A1, (3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 5.48%, 03/31/38
(a) (b)
........... 1,500 1,498,961
Oaktree CLO Ltd.
(a)(b)
Series 2019-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.65%, 01/20/38 ................. 2,000 2,008,859
Series 2020-1A, Class ARR, (3-mo. CME
Term SOFR at 1.19% Floor + 1.19%),
5.45%, 01/15/38 ................. 2,000 1,999,892
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-27A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.92%,
10/22/37 ...................... USD 1,000 $ 996,196
OCP CLO Ltd.
(a)(b)
Series 2015-10A, Class AR3, (3-mo. CME
Term SOFR at 1.31% Floor + 1.31%),
5.59%, 01/26/38 ................. 2,000 2,005,784
Series 2016-12A, Class A1R3, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.64%, 10/18/37 ................. 1,065 1,069,133
Series 2025-40A, Class A, (3-mo. CME Term
SOFR at 1.14% Floor + 1.14%), 5.46%,
04/16/38 ...................... 1,500 1,497,756
Octagon Investment Partners 40 Ltd., Series
2019-1A, Class DR, (3-mo. CME Term SOFR
at 3.35% Floor + 3.61%), 7.88%, 01/20/35
(a) (b)
1,000 975,765
OHA Credit Funding 10 Ltd., Series 2021-10A,
Class A, (3-mo. CME Term SOFR at 1.13%
Floor + 1.39%), 5.66%, 01/18/36
(a) (b)
...... 4,000 4,009,116
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR2, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 6.02%, 01/21/38
(a) (b)
...... 1,000 1,000,248
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR2, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.59%, 01/20/38
(a) (b)
...... 4,330 4,340,855
OHA Credit Funding 4 Ltd., Series 2019-4A,
Class AR2, (3-mo. CME Term SOFR at 1.29%
Floor + 1.29%), 5.56%, 01/22/38
(a) (b)
...... 2,000 2,004,981
OHA Credit Funding 7 Ltd., Series 2020-7A,
Class AR, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.57%, 02/24/37
(a) (b)
...... 3,250 3,259,499
OHA Credit Partners XI Ltd.
(a)(b)
Series 2015-11A, Class CR2, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
6.47%, 04/20/37 ................. 1,500 1,507,732
Series 2015-11A, Class D1R2, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
7.37%, 04/20/37 ................. 1,200 1,203,171
OHA Credit Partners XVI, Series 2021-16A,
Class AR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.62%, 10/18/37
(a) (b)
...... 2,950 2,960,397
OHA Loan Funding Ltd., Series 2015-1A, Class
AR3, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.41%), 5.68%, 01/19/37
(a) (b)
.......... 5,000 5,013,190
Option One Mortgage Loan Trust, Series 2007-
FXD1, Class 2A1, 5.87%, 01/25/37
(d)
...... 696 600,007
Palmer Square CLO Ltd.
(a)(b)
Series 2019-1A, Class BR, (3-mo. CME Term
SOFR at 2.26% Floor + 2.26%), 6.57%,
11/14/34 ...................... 1,000 1,002,808
Series 2019-1A, Class CR, (3-mo. CME Term
SOFR at 3.31% Floor + 3.31%), 7.62%,
11/14/34 ...................... 1,000 1,003,751
Series 2020-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.98%, 11/15/36 ................. 1,500 1,506,153
Series 2021-3A, Class D, (3-mo. CME Term
SOFR at 3.21% Floor + 3.21%), 7.47%,
01/15/35 ...................... 1,000 998,570
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 7.32%,
04/20/35 ...................... 2,000 1,991,413
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.62%,
07/20/37 ...................... 2,500 2,507,409

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2025-1A, Class D1, (3-mo. CME Term
SOFR at 2.45% Floor + 2.45%), 6.76%,
04/20/38 ...................... USD 2,500 $ 2,501,680
Park Blue CLO Ltd., Series 2024-6A, Class A1,
(3-mo. CME Term SOFR at 1.34% Floor +
1.34%), 5.64%, 01/25/38
(a) (b)
........... 2,000 2,006,811
Pikes Peak CLO 12 Ltd., Series 2023-12A, Class
AR, (3-mo. CME Term SOFR at 1.22% Floor +
1.22%), 5.49%, 04/20/38
(a) (b)
........... 4,000 3,999,686
Pikes Peak CLO 3, Series 2019-3A, Class CRR,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 6.69%, 10/25/34
(a) (b)
........... 1,000 1,002,993
Pikes Peak CLO 9, Series 2021-9A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 6.29%, 10/27/34
(a) (b)
........... 1,500 1,508,235
PPM CLO Ltd., Series 2018-1A, Class C, (3-mo.
CME Term SOFR at 2.15% Floor + 2.41%),
6.67%, 07/15/31
(a) (b)
................. 1,000 1,002,225
Providus CLO II DAC, Series 2X, Class DRR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.48%, 10/15/38
(a) (c)
................. EUR 100 117,569
Providus CLO VI DAC, Series 6X, Class D,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.30%, 05/20/34
(a) (c)
................. 400 473,556
Rad CLO 25 Ltd., Series 2024-25A, Class A1,
(3-mo. CME Term SOFR at 1.46% Floor +
1.46%), 5.73%, 07/20/37
(a) (b)
........... USD 1,000 1,004,393
Rad CLO 27 Ltd., Series 2024-27A, Class A1,
(3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 5.61%, 01/15/38
(a) (b)
........... 1,500 1,504,413
Rad CLO 14 Ltd., Series 2021-14A, Class D,
(3-mo. CME Term SOFR at 3.00% Floor +
3.26%), 7.52%, 01/15/35
(a) (b)
........... 1,000 992,197
Reese Park CLO Ltd., Series 2020-1A, Class
ARR, (3-mo. CME Term SOFR at 1.32% Floor
+ 1.32%), 5.58%, 01/15/38
(a) (b)
.......... 2,000 2,006,000
Regatta VI Funding Ltd., Series 2016-1A, Class
AR2, (3-mo. CME Term SOFR at 1.16% Floor
+ 1.42%), 5.69%, 04/20/34
(a) (b)
.......... 2,910 2,917,873
Regatta VII Funding Ltd., Series 2016-1A, Class
DR2, (3-mo. CME Term SOFR at 3.05% Floor
+ 3.31%), 7.63%, 06/20/34
(a) (b)
.......... 1,500 1,508,269
Regatta XI Funding Ltd., Series 2018-1A, Class
AR, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.68%, 07/17/37
(a) (b)
........... 2,500 2,508,279
Regatta XIX Funding Ltd., Series 2022-1A, Class
B, (3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 6.12%, 04/20/35
(a) (b)
........... 1,000 1,003,280
Regatta XVIII Funding Ltd.
(a)(b)
Series 2021-1A, Class A1R, (3-mo. CME Term
SOFR at 1.16% Floor + 1.16%), 5.42%,
04/15/38 ...................... 2,000 1,998,984
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.55% Floor + 1.55%), 5.81%,
04/15/38 ...................... 1,100 1,100,929
Regatta XX Funding Ltd., Series 2021-2A, Class
AR, (3-mo. CME Term SOFR at 1.18% Floor +
1.18%), 5.44%, 01/15/38
(a) (b)
........... 3,000 3,002,348
Regatta XXIII Funding Ltd., Series 2021-4A,
Class D, (3-mo. CME Term SOFR at 3.05%
Floor + 3.31%), 7.58%, 01/20/35
(a) (b)
...... 1,000 995,993
Riserva CLO Ltd., Series 2016-3A, Class DRR,
(3-mo. CME Term SOFR at 3.25% Floor +
3.51%), 7.78%, 01/18/34
(a) (b)
........... 1,000 1,000,592
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class CR2, (3-mo. CME
Term SOFR at 2.10% Floor + 2.36%),
6.63%, 04/20/34 ................. USD 1,000 $ 1,003,023
Series 2018-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 6.73%,
10/20/31 ...................... 500 501,098
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 6.53%,
07/20/34 ...................... 1,000 1,002,311
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 6.63%,
07/20/34 ...................... 1,000 1,002,988
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.25% Floor + 3.51%), 7.78%,
07/20/34 ...................... 1,000 1,001,622
RR 20 Ltd., Series 2022-20A, Class A1R, (3-mo.
CME Term SOFR at 0.99% Floor + 0.99%),
5.25%, 07/15/37
(a) (b)
................. 3,000 3,001,036
RR 21 Ltd., Series 2022-21A, Class A1AR,
(3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.66%, 07/15/39
(a) (b)
........... 1,000 1,003,289
RR 29 Ltd., Series 2024-29RA, Class A1R,
(3-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.65%, 07/15/39
(a) (b)
........... 1,000 1,003,196
RR 38 Ltd., Series 2025-38A, Class A1A, (3-mo.
CME Term SOFR at 1.15% Floor + 1.15%),
5.47%, 04/15/40
(a) (b)
................. 2,770 2,768,548
Sandstone Peak II Ltd., Series 2023-1A, Class
C, (3-mo. CME Term SOFR at 3.50% Floor +
3.50%), 7.77%, 07/20/36
(a) (b)
........... 1,600 1,600,000
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
A1R, (3-mo. CME Term SOFR at 1.39% Floor
+ 1.39%), 5.66%, 10/20/37
(a) (b)
.......... 5,600 5,625,600
Silver Point CLO 1 Ltd., Series 2022-1A, Class
A1R, (3-mo. CME Term SOFR at 1.32% Floor
+ 1.32%), 5.59%, 01/20/38
(a) (b)
.......... 3,000 3,009,600
Silver Point CLO 4 Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.63% Floor +
1.63%), 5.89%, 04/15/37
(a) (b)
........... 2,000 2,007,914
Silver Point CLO 5 Ltd.
(a)(b)
Series 2024-5A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.02%,
10/20/37 ...................... 2,500 2,503,133
Series 2024-5A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.10%), 6.37%,
10/20/37 ...................... 1,750 1,758,141
Series 2024-5A, Class D1, (3-mo. CME Term
SOFR at 3.25% Floor + 3.25%), 7.52%,
10/20/37 ...................... 1,500 1,503,132
Silver Point CLO 7 Ltd.
(a)(b)
Series 2024-7A, Class A1, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.64%,
01/15/38 ...................... 3,000 3,008,809
Series 2024-7A, Class C, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.13%,
01/15/38 ...................... 1,000 1,001,099
Silver Point CLO 9 Ltd., Series 2025-9A, Class
A1, (3-mo. CME Term SOFR at 1.52% Floor +
1.52%), 5.81%, 03/31/38
(a) (b)
........... 2,500 2,509,794
Sixth Street CLO XIV Ltd., Series 2019-14A,
Class BR2, (3-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.82%, 01/20/38
(a) (b)
...... 2,815 2,810,895
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A1R, (3-mo. CME Term SOFR at 1.15%
Floor + 1.15%), 5.43%, 04/17/38
(a) (b)
...... 2,500 2,497,527

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sixth Street CLO XX Ltd., Series 2021-20A,
Class A1, (3-mo. CME Term SOFR at 1.16%
Floor + 1.42%), 5.69%, 10/20/34
(a) (b)
...... USD 1,325 $ 1,327,318
Sona Fios CLO III DAC, Series 3X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
5.49%, 04/20/37
(a) (c)
................. EUR 140 165,519
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class C1, (3-mo. CME Term SOFR at 2.56%
Floor + 2.56%), 6.84%, 04/25/34
(a) (b)
...... USD 1,000 1,003,911
Southwick Park CLO LLC, Series 2019-4A, Class
CR, (3-mo. CME Term SOFR at 2.21% Floor +
2.21%), 6.48%, 07/20/32
(a) (b)
........... 1,000 1,002,208
Sycamore Tree CLO Ltd.
(a)(b)
Series 2023-3A, Class A1R, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.92%,
04/20/37 ...................... 1,000 1,005,773
Series 2023-3A, Class CR, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%), 6.87%,
04/20/37 ...................... 2,000 2,013,073
Symphony CLO XXIV Ltd., Series 2020-24A,
Class AR, (3-mo. CME Term SOFR at 1.20%
Floor + 1.20%), 5.48%, 01/23/32
(a) (b)
...... 1,197 1,198,884
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 5.68%, 10/23/34
(a) (b)
...... 3,000 3,003,511
TICP CLO VI Ltd., Series 2016-6A, Class AR2,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 5.64%, 01/15/34
(a) (b)
........... 2,000 2,003,600
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class CR, (3-mo. CME Term
SOFR at 2.50% Floor + 2.50%), 6.78%,
04/25/37 ...................... 600 603,864
Series 2018-11A, Class DR, (3-mo. CME Term
SOFR at 3.70% Floor + 3.70%), 7.98%,
04/25/37 ...................... 1,050 1,048,530
TICP CLO XII Ltd., Series 2018-12A, Class BR,
(3-mo. CME Term SOFR at 1.65% Floor +
1.91%), 6.17%, 07/15/34
(a) (b)
........... 2,550 2,553,272
Trestles CLO VII Ltd., Series 2024-7A, Class A1,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.66%, 10/25/37
(a) (b)
........... 1,000 1,002,000
Trimaran CAVU Ltd.
(a)(b)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.70%,
07/23/37 ...................... 1,000 1,003,472
Series 2021-2A, Class A, (3-mo. CME Term
SOFR at 1.22% Floor + 1.48%), 5.76%,
10/25/34 ...................... 1,000 1,000,954
Series 2024-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.01%,
01/25/38 ...................... 1,250 1,251,129
Trinitas CLO XXIII Ltd., Series 2023-23A, Class
A, (3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 6.07%, 10/20/36
(a) (b)
........... 1,500 1,504,531
Trinitas CLO XXIX Ltd., Series 2024-29A, Class
A1, (3-mo. CME Term SOFR at 1.49% Floor +
1.49%), 5.77%, 07/23/37
(a) (b)
........... 4,000 4,012,356
Trinitas CLO XXV Ltd., Series 2023-25A, Class
A1, (3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 6.13%, 01/23/37
(a) (b)
........... 2,000 2,009,517
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(c)
.................. GBP 145 208,325
Warwick Capital CLO 1 Ltd., Series 2023-1A,
Class B, (3-mo. CME Term SOFR at 2.80%
Floor + 2.80%), 7.07%, 10/20/36
(a) (b)
...... USD 1,500 1,510,274
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Warwick Capital CLO 4 Ltd., Series 2024-4A,
Class A1, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.67%, 07/20/37
(a) (b)
...... USD 3,500 $ 3,513,264
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.32% Floor + 1.32%),
5.60%, 07/24/36 ................. 2,580 2,582,414
Series 2019-1A, Class BRR, (3-mo. CME
Term SOFR at 1.75% Floor + 1.75%),
6.03%, 07/24/36 ................. 3,000 2,994,376
Whitebox CLO II Ltd.
(a)(b)
Series 2020-2A, Class A1R2, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.66%, 10/24/37 ................. 2,700 2,710,460
Series 2020-2A, Class BR2, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.03%,
10/24/37 ...................... 1,000 995,866
Whitebox CLO III Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.27% Floor
+ 1.27%), 5.53%, 10/15/35
(a) (b)
.......... 4,100 4,106,062
Total Asset-Backed Securities — 28 .0%
(Cost: $ 335,027,871 ) .............................. 337,817,609
Shares
Shares
Common Stocks
Broadline Retail — 0.0%
NMG Parent LLC
(e) (f)
................... 1,905 —
Commercial Services & Supplies — 0.0%
Wom New Holdco
(e) (f)
.................. 416 11,648
Construction & Engineering — 0.0%
Mcdermott International Ltd.
(e)
............ 386 4,246
Financial Services — 0.0%
Aimbridge Topco LLC
(e) (f)
................ 4,282 252,608
Food Products — 0.0%
H-Food Holdings LLC
(e)
................. 2,065 39,442
Hotels, Restaurants & Leisure — 0.0%
Churchill Downs, Inc. .................. 250 25,250
New Topco
(e) (f) (g)
...................... 3,743 —
25,250
IT Services — 0.1%
Travelport Technology Ltd.
(e) (f)
............. 100 268,702
Life Sciences Tools & Services — 0.0%
Avantor, Inc.
(e)
....................... 1,800 24,228
Machinery — 0.0%
Ameriforge Group, Inc.
(e) (f)
............... 283 —
Media — 0.0%
Learfield Communications LLC , (Acquired
09/13/23 , cost $ 0 )
(e) (f) (h)
............... 1,326 118,014
Metals & Mining — 0.0%
Constellium SE , Class A
(e)
............... 3,599 47,867
Oil, Gas & Consumable Fuels — 0.0%
Energy Transfer LP ................... 4,101 74,351
Enterprise Products Partners LP ........... 1,949 60,439
MPLX LP .......................... 670 34,512
ONEOK, Inc. ........................ 399 32,570

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Western Midstream Partners LP ........... 160 $ 6,192
208,064
Specialized REITs — 0.0%
VICI Properties, Inc. ................... 1,937 63,146
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.
(e) (f)
.............. 5,686 56,860
Total Common Stocks — 0 .1%
(Cost: $ 1,418,282 ) ............................... 1,120,075
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.2%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
... USD 32 33,162
ATI, Inc.
5.88% , 12/01/27 ................... 23 23,020
7.25% , 08/15/30 ................... 19 19,910
5.13% , 10/01/31 ................... 81 79,165
Axon Enterprise, Inc.
(b)
6.13% , 03/15/30 ................... 8 8,227
6.25% , 03/15/33 ................... 18 18,534
Bombardier, Inc.
(b)
8.75% , 11/15/30 ................... 146 158,057
7.25% , 07/01/31 ................... 19 19,944
7.00% , 06/01/32 ................... 28 29,159
6.75% , 06/15/33 ................... 24 24,869
BWX Technologies, Inc.
(b)
4.13% , 06/30/28 ................... 13 12,683
4.13% , 04/15/29 ................... 38 36,635
Czechoslovak Group A/S, 5.25%, 01/10/31
(c)
.. EUR 375 448,495
Efesto Bidco SpA, Series XR, 7.50%, 02/15/32
(b)
USD 200 202,501
Goat Holdco LLC, 6.75%, 02/01/32
(b)
....... 36 36,596
Spirit AeroSystems, Inc.
(b)
9.38% , 11/30/29 ................... 48 50,928
9.75% , 11/15/30 ................... 41 45,217
TransDigm, Inc.
(b)
6.75% , 08/15/28 ................... 115 117,431
6.38% , 03/01/29 ................... 146 149,787
7.13% , 12/01/31 ................... 99 103,724
6.63% , 03/01/32 ................... 256 265,061
6.00% , 01/15/33 ................... 137 137,744
6.38% , 05/31/33 ................... 283 283,257
Triumph Group, Inc., 9.00%, 03/15/28
(b)
..... 77 80,468
2,384,574
Air Freight & Logistics — 0.0%
(b)
Rand Parent LLC, 8.50%, 02/15/30 ........ 26 26,108
Stonepeak Nile Parent LLC, 7.25%, 03/15/32 .. 12 12,721
38,829
Automobile Components — 0.4%
Clarios Global LP
8.50% , 05/15/27
(b)
.................. 1,238 1,243,422
6.75% , 05/15/28
(b)
.................. 89 91,354
6.75% , 02/15/30
(b)
.................. 72 74,865
4.75% , 06/15/31
(c)
.................. EUR 371 438,698
Dana, Inc.
4.25% , 09/01/30 ................... USD 12 11,827
4.50% , 02/15/32 ................... 17 16,618
Forvia SE, 5.50%, 06/15/31
(c)
............ EUR 738 857,572
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
USD 9 9,370
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 ................... 45 43,983
Security
Par (000)
Par (000) Value
Automobile Components (continued)
6.63% , 07/15/30 ................... USD 20 $ 20,401
5.25% , 04/30/31 ................... 2 1,921
Icahn Enterprises LP
5.25% , 05/15/27 ................... 41 39,726
9.75% , 01/15/29 ................... 43 41,772
4.38% , 02/01/29 ................... 47 39,507
10.00% , 11/15/29
(b)
................. 22 21,780
IHO Verwaltungs GmbH, 7.00%, (7.00% Cash or
7.75% PIK), 11/15/31
(c) (i)
............. EUR 335 416,399
Mahle GmbH
(c)
2.38% , 05/14/28 ................... 100 111,916
6.50% , 05/02/31 ................... 189 225,983
Motherson Global Investments BV, 5.63%,
07/11/29
(c)
...................... USD 275 278,718
Schaeffler AG
(c)
4.25% , 04/01/28 ................... EUR 100 118,530
4.75% , 08/14/29 ................... 600 715,689
5.38% , 04/01/31 ................... 100 120,311
Tenneco, Inc., 8.00%, 11/17/28
(b)
......... USD 68 67,245
ZF Europe Finance BV, 7.00%, 06/12/30
(c)
.... EUR 300 354,148
5,361,755
Automobiles — 0.7%
Aston Martin Capital Holdings Ltd., 10.38%,
03/31/29
(c)
...................... GBP 532 680,369
Hyundai Capital America
(c)
(1-day SOFR at 0.00% Floor + 1.32%),
5.75% , 11/03/25
(a)
................ USD 200 200,598
2.38% , 10/15/27 ................... 200 190,174
Kia Corp., 1.75%, 10/16/26
(c)
............ 200 193,118
Mercedes-Benz Finance North America LLC,
5.25%, 11/29/27
(b)
................. 2,595 2,644,862
Nissan Motor Acceptance Co. LLC
6.95% , 09/15/26
(c)
.................. 75 75,737
6.95% , 09/15/26
(b)
.................. 3,055 3,085,009
RCI Banque SA
(5-Year EURIBOR ICE Swap Rate + 2.20%),
4.75% , 03/24/37
(a) (c)
............... EUR 900 1,069,570
Rivian Holdings LLC, 10.00%, 01/15/31
(b)
.... USD 29 28,493
8,167,930
Banks — 7.9%
Abanca Corp. Bancaria SA, (5-Year EURIBOR
ICE Swap Rate + 2.45%), 4.63%, 12/11/36
(a) (c)
EUR 100 120,138
ABQ Finance Ltd., 4.95%, 03/25/30
(c)
....... USD 250 251,687
Abu Dhabi Commercial Bank PJSC, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.52%), 8.00%
(a) (c) (j)
.......... 200 211,937
AIB Group plc
(a)(c)(j)
(5-Year EURIBOR ICE Swap Rate + 4.39%),
7.13% ........................ EUR 539 671,423
(5-Year EURIBOR ICE Swap Rate + 3.71%),
6.00% ........................ 200 234,117
Al Rajhi Sukuk Ltd., (6-Year USD Constant
Maturity + 1.59%), 6.25%
(a) (c) (j)
.......... USD 673 674,070
Banca Monte dei Paschi di Siena SpA, (5-Year
EURIBOR ICE Swap Rate + 2.15%), 4.38%,
10/02/35
(a) (c)
..................... EUR 525 618,528
Banco Bilbao Vizcaya Argentaria SA
(5-Year EUR Swap Annual + 4.27%),
6.88%
(a) (c) (j)
..................... 600 748,293
Banco de Credito e Inversiones SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.94%), 8.75%
(a) (b) (j)
.......... USD 200 211,136
Banco del Estado de Chile, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.23%), 7.95%
(a) (b) (j)
................ 332 346,628

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Banco Mercantil del Norte SA
(a)(b)(j)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.64%), 5.88% .... USD 280 $ 273,350
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.07%), 8.38% .... 409 414,268
Bancolombia SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.32%), 8.63%, 12/24/34
(a)
............ 328 344,469
Bangkok Bank PCL
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.73%), 5.00%
(a) (c) (j)
.. 200 199,360
5.30% , 09/21/28
(b)
.................. 605 617,935
Bank of America Corp.
(a)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.68%), 6.63%
(j)
.... 160 165,705
(3-mo. CME Term SOFR + 1.44%), 3.19% ,
07/23/30 ...................... 850 809,107
(1-day SOFR + 1.83%), 4.57% , 04/27/33 .. 11,145 10,967,471
Bank of East Asia Ltd. (The), (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.30%), 6.63%, 03/13/27
(a) (c)
.... 250 252,737
Barclays plc
(a)(j)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.43%), 8.00% .... 8,115 8,512,042
(USISSO05 + 5.78%), 9.63% .......... 3,035 3,370,999
BPCE SA, (1-day SOFR + 2.61%), 6.92%,
01/14/46
(a) (b)
..................... 3,745 3,905,727
CaixaBank SA, (5-Year EURIBOR ICE Swap
Rate + 3.94%), 6.25%
(a) (c) (j)
............ EUR 200 240,302
CBQ Finance Ltd., 2.00%, 05/12/26
(c)
....... USD 250 243,515
Citigroup, Inc.
4.30% , 11/20/26 ................... 500 499,279
Series BB , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.91%),
7.20%
(a) (j)
...................... 7,500 7,733,115
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13%
(a) (j)
...................... 100 103,071
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75%
(a) (j)
...................... 6,048 6,092,538
Series FF , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95%
(a) (j)
...................... 25 25,533
(1-day SOFR + 2.66%), 6.17% , 05/25/34
(a)
. 2,820 2,952,057
Series DD , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
7.00%
(a) (j)
...................... 25 26,279
Commerzbank AG
(a)(c)(j)
(5-Year EUR Swap Annual + 4.39%), 4.25% EUR 400 459,521
(5-Year EUR Swap Annual + 6.74%), 6.50% 400 496,506
Credit Agricole SA, (5-Year EURIBOR ICE Swap
Rate + 3.64%), 5.88%
(a) (c) (j)
............ 100 116,766
Eurobank Ergasias Services & Holdings SA,
(5-Year EURIBOR ICE Swap Rate + 2.00%),
4.25%, 04/30/35
(a) (c)
................ 125 146,063
Eurobank SA, (1-Year EURIBOR ICE Swap Rate
+ 1.70%), 4.00%, 02/07/36
(a) (c)
......... 296 342,267
First Abu Dhabi Bank PJSC, 5.00%, 02/28/29
(c)
. USD 200 203,500
HDFC Bank Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.93%), 3.70%
(a) (c) (j)
................ 200 193,530
HSBC Holdings plc
(a)
(5-Year EUR Swap Annual + 3.84%),
4.75%
(c) (j)
...................... EUR 264 309,481
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.99%), 7.05%
(j)
.... USD 200 $ 202,311
(1-day SOFR + 1.57%), 5.96% , 05/13/31 .. 400 402,184
ING Groep NV, (1-day SOFR + 1.56%), 6.08%,
09/11/27
(a)
...................... 7,875 8,019,658
JPMorgan Chase & Co.
3.63% , 12/01/27 ................... 300 295,782
Series W , (3-mo. CME Term SOFR at 0.00%
Floor + 1.26%), 5.59% , 05/15/47
(a)
..... 1,000 886,011
KeyCorp, (SOFR Index + 2.42%), 6.40%,
03/06/35
(a)
...................... 1,830 1,952,069
Lloyds Banking Group plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
3.44%), 7.50%
(a) (j)
................. GBP 200 275,930
Metropolitan Bank & Trust Co., 5.50%, 03/06/34
(c)
USD 275 280,500
Mitsubishi UFJ Financial Group, Inc., (1-day
SOFR + 1.48%), 5.80%, 04/24/31
(a)
...... 400 406,707
Mizuho Financial Group, Inc., (1-day SOFR +
1.25%), 5.66%, 07/08/31
(a)
............ 275 275,960
Nanyang Commercial Bank Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.10%), 6.00%, 08/06/34
(a) (c)
.... 250 254,250
National Bank of Greece SA, (5-Year EURIBOR
ICE Swap Rate + 3.15%), 5.88%, 06/28/35
(a) (c)
EUR 600 753,713
NatWest Group plc
(a)(j)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.29%), 7.50% ..... GBP 200 272,444
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.75%), 8.13% .... USD 5,360 5,781,585
Philippine National Bank, 4.85%, 10/23/29
(c)
... 200 200,140
Riyad T1 Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.91%), 5.50%
(a) (c) (j)
................ 200 195,438
Standard Chartered plc
(a)(c)
(1-day SOFR + 1.68%), 6.11% , 05/13/31 .. 400 401,808
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.02%), 7.63%
(j)
.... 200 202,010
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 6.10% ,
01/11/35 ...................... 200 210,000
Sumitomo Mitsui Financial Group, Inc.
(a)
(1-day SOFR + 1.19%), 5.60% , 07/08/31 .. 200 200,000
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 1.90%), 6.45%
(j)
.... 300 293,942
Toronto-Dominion Bank (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.98%), 7.25%, 07/31/84
(a)
..... 10,460 10,734,617
US Bancorp, (1-day SOFR + 1.56%), 5.38%,
01/23/30
(a)
...................... 1,020 1,050,210
Wells Fargo & Co.
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.77%), 6.85%
(a) (j)
... 26 27,321
(1-day SOFR + 2.10%), 4.90% , 07/25/33
(a)
. 6,713 6,714,305
5.38% , 11/02/43 ................... 500 474,127
Westpac Banking Corp., (1-day SOFR + 0.81%),
5.24%, 04/16/29
(a)
................. 200 201,506
Woori Bank, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.28%),
6.38%
(a) (c) (j)
..................... 300 304,500
95,373,478
Biotechnology — 0.1%
Biocon Biologics Global plc, 6.67%, 10/09/29
(c)
. 300 284,700
Cidron Aida Finco SARL, 9.13%, 10/27/31
(c)
... GBP 100 140,064

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Biotechnology (continued)
Grifols SA
7.13% , 05/01/30
(c)
.................. EUR 734 $ 897,135
1,321,899
Broadline Retail — 0.2%
Alibaba Group Holding Ltd., 4.00%, 12/06/37 .. USD 200 176,544
ANGI Group LLC, 3.88%, 08/15/28
(b)
....... 30 27,970
B&M European Value Retail SA
6.50% , 11/27/31
(c)
.................. GBP 774 1,069,362
Getty Images, Inc., 11.25%, 02/21/30
(b)
...... USD 107 106,197
JD.com, Inc., 3.88%, 04/29/26 ........... 300 298,716
Match Group Holdings II LLC
(b)
4.63% , 06/01/28 ................... 49 47,816
3.63% , 10/01/31 ................... 14 12,526
1,739,131
Building Products — 0.3%
Advanced Drainage Systems, Inc., 6.38%,
06/15/30
(b)
...................... 50 51,138
Builders FirstSource, Inc.
(b)
6.38% , 03/01/34 ................... 16 16,305
6.75% , 05/15/35 ................... 20 20,592
EMRLD Borrower LP
6.38% , 12/15/30
(c)
.................. EUR 619 765,889
6.38% , 12/15/30
(b)
.................. 100 123,730
6.63% , 12/15/30
(b)
.................. USD 376 384,337
6.75% , 07/15/31
(b)
.................. 43 44,505
HT Troplast GmbH, 9.38%, 07/15/28
(c)
...... EUR 463 573,993
JELD-WEN, Inc.
(b)
4.88% , 12/15/27 ................... USD 10 9,271
7.00% , 09/01/32 ................... 39 30,535
JH North America Holdings, Inc.
(b)
5.88% , 01/31/31 ................... 29 29,253
6.13% , 07/31/32 ................... 38 38,631
New Enterprise Stone & Lime Co., Inc.
(b)
5.25% , 07/15/28 ................... 39 39,103
9.75% , 07/15/28 ................... 39 39,091
PCF GmbH, 4.75%, 04/15/29
(c)
.......... EUR 304 295,319
Quikrete Holdings, Inc.
(b)
6.38% , 03/01/32 ................... USD 133 136,767
6.75% , 03/01/33 ................... 32 33,018
Smyrna Ready Mix Concrete LLC
(b)
6.00% , 11/01/28 ................... 125 124,695
8.88% , 11/15/31 ................... 5 5,242
Standard Building Solutions, Inc., 6.50%,
08/15/32
(b)
...................... 67 68,651
Standard Industries, Inc.
(b)
4.75% , 01/15/28 ................... 14 13,845
4.38% , 07/15/30 ................... 49 46,395
3.38% , 01/15/31 ................... 44 39,459
Wilsonart LLC, 11.00%, 08/15/32
(b)
........ 34 30,890
2,960,654
Capital Markets — 5.7%
Abu Dhabi Developmental Holding Co. PJSC,
5.25%, 10/02/54
(c)
................. 225 207,844
Amipeace Ltd., 1.50%, 10/22/25
(c)
......... 200 198,170
Apollo Debt Solutions BDC
6.90% , 04/13/29 ................... 4,265 4,452,067
6.70% , 07/29/31 ................... 25 25,978
6.55% , 03/15/32
(b)
.................. 5 5,107
Ares Capital Corp., 5.50%, 09/01/30 ....... 30 29,907
Ares Strategic Income Fund
5.45% , 09/09/28
(b)
.................. 6,000 6,002,944
5.60% , 02/15/30 ................... 36 35,891
5.80% , 09/09/30
(b)
.................. 25 25,087
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ....................... USD 10 $ 9,885
Blackstone Private Credit Fund, 6.00%, 11/22/34 80 78,228
Blue Owl Capital Corp., 6.20%, 07/15/30 .... 5,430 5,485,261
Blue Owl Capital Corp. II, 8.45%, 11/15/26 ... 28 29,088
Blue Owl Credit Income Corp.
7.75% , 09/16/27 ................... 16 16,783
6.65% , 03/15/31 ................... 4,510 4,638,567
Blue Owl Technology Finance Corp., 6.75%,
04/04/29 ....................... 8 8,159
Brookfield Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30%, 01/15/55
(a)
............ 80 76,556
CFAMC II Co. Ltd., 5.00%, 11/19/25
(c)
...... 200 199,900
China Great Wall International Holdings III Ltd.,
3.88%, 08/31/27
(c)
................. 200 195,918
China Ping An Insurance Overseas Holdings Ltd.,
6.13%, 05/16/34
(c)
................. 200 210,914
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................. 30 26,928
Deutsche Bank AG
(a)
(5-Year EURIBOR ICE Swap Rate + 4.55%),
4.50%
(c) (j)
...................... EUR 200 229,408
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13%
(c) (j)
...................... 200 251,527
(1-day SOFR + 2.51%), 6.82% , 11/20/29 .. USD 3,350 3,573,182
(5-Year EURIBOR ICE Swap Rate + 4.60%),
7.13%
(c) (j)
...................... EUR 200 239,976
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38%
(c) (j)
...................... 200 245,228
Focus Financial Partners LLC, 6.75%, 09/15/31
(b)
USD 53 54,100
Gaci First Investment Co., 5.25%, 10/13/32
(c)
.. 200 203,688
Goldman Sachs Group, Inc. (The)
(a)(j)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.46%), 6.85% .... 10,080 10,402,442
Series Y , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13% ........................ 97 97,127
HAT Holdings I LLC
(b)
3.38% , 06/15/26 ................... 2 1,958
8.00% , 06/15/27 ................... 16 16,669
Jane Street Group, 6.75%, 05/01/33
(b)
...... 24 24,677
Macquarie Bank Ltd., 6.80%, 01/18/33
(b)
..... 6,830 7,358,728
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
... 453 433,725
Morgan Stanley
(a)
(1-day SOFR + 0.88%), 1.59% , 05/04/27 .. 4,373 4,267,397
(1-day SOFR + 1.73%), 5.47% , 01/18/35 .. 885 905,399
Nomura Holdings, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.08%), 7.00%
(a) (j)
................. 375 379,782
State Street Corp., Series I, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.61%), 6.70%
(a) (j)
................. 33 34,462
SURA Asset Management SA, 6.35%, 05/13/32
(b)
475 499,890
UBS Group AG
(a)(b)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 6.33% ,
12/22/27 ...................... 5,700 5,852,384
(USISSO05 + 3.63%), 6.85%
(j)
......... 225 225,988
(USISSO05 + 4.16%), 7.75%
(j)
......... 5,365 5,648,073
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.76%), 9.25%
(j)
.... 5,410 6,256,184
69,161,176

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals — 0.7%
Avient Corp., 6.25%, 11/01/31
(b)
.......... USD 18 $ 18,168
Braskem Netherlands Finance BV, 8.00%,
10/15/34
(b)
...................... 575 458,505
Celanese US Holdings LLC
6.50% , 04/15/30 ................... 3 3,071
6.75% , 04/15/33 ................... 18 18,187
Chemours Co. (The)
5.38% , 05/15/27 ................... 33 32,705
5.75% , 11/15/28
(b)
.................. 83 77,796
8.00% , 01/15/33
(b)
.................. 15 14,046
Element Solutions, Inc., 3.88%, 09/01/28
(b)
... 142 137,711
EQUATE Petrochemical Co. KSC, 4.25%,
11/03/26
(c)
...................... 300 297,249
Evonik Industries AG, (5-Year EUR Swap Annual
+ 1.84%), 1.38%, 09/02/81
(a) (c)
......... EUR 700 798,861
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
...................... 717 851,795
INEOS Finance plc
(c)
6.38% , 04/15/29 ................... 220 262,664
5.63% , 08/15/30 ................... 459 525,411
INEOS Quattro Finance 2 plc
(c)
8.50% , 03/15/29 ................... 256 300,415
6.75% , 04/15/30 ................... 196 212,875
Itelyum Regeneration Spa, 5.75%, 04/15/30
(c)
.. 100 118,803
Kobe U.S. Midco 2, Inc., 9.25%, (9.25% Cash or
10.00% PIK), 11/01/26
(b) (i)
............ USD 149 130,868
Kronos International, Inc., 9.50%, 03/15/29
(c)
.. EUR 146 185,212
Lune Holdings SARL, 5.63%, 11/15/28
(c)
..... 379 179,442
LYB International Finance III LLC, 6.15%,
05/15/35 ....................... USD 10 10,379
Mativ Holdings, Inc., 8.00%, 10/01/29
(b)
..... 18 16,309
Maxam Prill Sarl, 6.00%, 07/15/30
(c)
....... EUR 539 631,106
Methanex US Operations, Inc., 6.25%,
03/15/32
(b)
...................... USD 20 19,942
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
. 29 28,525
Olympus Water US Holding Corp.
9.63% , 11/15/28
(c)
.................. EUR 390 482,371
9.75% , 11/15/28
(b)
.................. USD 200 210,606
5.38% , 10/01/29
(c)
.................. EUR 100 107,782
Orbia Advance Corp. SAB de CV, 6.80%,
05/13/30
(b)
...................... USD 405 414,923
Sasol Financing USA LLC
4.38% , 09/18/26 ................... 200 196,000
6.50% , 09/27/28 ................... 227 215,423
SCIL IV LLC, 9.50%, 07/15/28
(c)
.......... EUR 359 444,530
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 ................... USD 19 18,350
4.38% , 02/01/32 ................... 40 36,730
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
...................... 52 50,356
Synthomer plc, 7.38%, 05/02/29
(c)
......... EUR 200 233,274
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 ................... USD 48 47,723
5.63% , 08/15/29 ................... 199 180,132
7.38% , 03/01/31 ................... 62 63,489
8,031,734
Commercial Services & Supplies — 0.6%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
.. 14 13,430
Allied Universal Holdco LLC
4.63% , 06/01/28
(b)
.................. 200 193,948
4.88% , 06/01/28
(c)
.................. GBP 700 921,109
6.00% , 06/01/29
(b)
.................. USD 217 211,048
6.88% , 06/15/30
(b)
.................. 80 81,085
7.88% , 02/15/31
(b)
.................. 246 256,994
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Amber Finco plc
6.63% , 07/15/29
(c)
.................. EUR 825 $ 1,016,803
APCOA Group GmbH, 6.00%, 04/15/31
(c)
.... 1,101 1,305,029
APi Group DE, Inc., 4.13%, 07/15/29
(b)
...... USD 52 49,577
Aramark Services, Inc., 5.00%, 02/01/28
(b)
.... 24 23,903
Brink's Co. (The)
(b)
6.50% , 06/15/29 ................... 18 18,555
6.75% , 06/15/32 ................... 51 53,111
Clean Harbors, Inc., 6.38%, 02/01/31
(b)
...... 4 4,098
Currenta Group Holdings SARL
(c)
5.50% , 05/15/30 ................... EUR 273 327,885
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.14% , 05/15/32
(a)
................ 167 197,182
Deluxe Corp., 8.13%, 09/15/29
(b)
......... USD 13 13,417
Garda World Security Corp.
(b)
4.63% , 02/15/27 ................... 80 79,504
7.75% , 02/15/28 ................... 20 20,691
6.00% , 06/01/29 ................... 13 12,689
8.25% , 08/01/32 ................... 60 61,572
8.38% , 11/15/32 ................... 133 136,619
GFL Environmental, Inc.
(b)
4.00% , 08/01/28 ................... 50 48,496
4.75% , 06/15/29 ................... 20 19,733
4.38% , 08/15/29 ................... 12 11,653
6.75% , 01/15/31 ................... 31 32,439
Intrum AB
(c)(e)(k)
3.00% , 09/15/27 ................... EUR 399 397,316
9.25% , 03/15/28 ................... 100 104,838
Luna 2 5SARL, 5.50%, 07/01/32
(c)
......... 122 146,429
Madison IAQ LLC, 5.88%, 06/30/29
(b)
....... USD 71 69,848
Paprec Holding SA, 7.25%, 11/17/29
(c)
...... EUR 100 123,460
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(b)
...................... USD 89 89,139
Q-Park Holding I BV, 5.13%, 02/15/30
(c)
..... EUR 173 210,459
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(b)
...................... USD 37 37,002
Reworld Holding Corp.
4.88% , 12/01/29
(b)
.................. 40 38,054
5.00% , 09/01/30 ................... 14 13,232
RR Donnelley & Sons Co., 9.50%, 08/01/29
(b)
.. 65 65,000
Verisure Holding AB, 7.13%, 02/01/28
(c)
..... EUR 431 527,394
Veritiv Operating Co., 10.50%, 11/30/30
(b)
.... USD 18 19,485
Waste Pro USA, Inc., 7.00%, 02/01/33
(b)
..... 106 110,040
Williams Scotsman, Inc.
(b)
4.63% , 08/15/28 ................... 39 38,329
6.63% , 06/15/29 ................... 36 36,955
6.63% , 04/15/30 ................... 32 33,240
7.38% , 10/01/31 ................... 6 6,316
Wrangler Holdco Corp., 6.63%, 04/01/32
(b)
... 70 72,874
7,249,980
Communications Equipment — 0.0%
(b)
CommScope LLC
4.75% , 09/01/29 ................... 95 92,747
9.50% , 12/15/31 ................... 37 38,747
Viavi Solutions, Inc., 3.75%, 10/01/29 ...... 13 12,147
143,641
Construction & Engineering — 0.2%
Arcosa, Inc.
(b)
4.38% , 04/15/29 ................... 49 47,400
6.88% , 08/15/32 ................... 4 4,151
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
...................... 182 167,920
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.... 29 28,226

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
GMR Hyderabad International Airport Ltd.,
4.25%, 10/27/27
(c)
................. USD 400 $ 386,452
Heathrow Finance plc, 6.63%, 03/01/31
(c)
.... GBP 641 874,579
IRB Infrastructure Developers Ltd., 7.11%,
03/11/32
(c)
...................... USD 200 200,563
Pike Corp., 8.63%, 01/31/31
(b)
........... 25 27,189
1,736,480
Construction Materials — 0.0%
Cemex SAB de CV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.52%), 7.20%
(a) (b) (j)
................ 310 313,565
Consumer Finance — 0.6%
Ally Financial, Inc.
(SOFR Index + 1.96%), 5.74% , 05/15/29
(a)
. 2,105 2,142,475
8.00% , 11/01/31 ................... 400 455,448
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 6.65% ,
01/17/40
(a)
..................... 2,210 2,172,650
Azorra Finance Ltd.
(b)
7.75% , 04/15/30 ................... 17 17,648
7.25% , 01/15/31 ................... 14 14,293
Bread Financial Holdings, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.30%), 8.38%, 06/15/35
(a) (b)
.... 4 4,028
CMB International Leasing Management Ltd.,
(1-day SOFR + 0.76%), 5.06%, 06/04/27
(a) (c)
. 200 199,982
Ford Motor Credit Co. LLC, 4.39%, 01/08/26 .. 500 497,765
GGAM Finance Ltd.
(b)
7.75% , 05/15/26 ................... 17 17,174
8.00% , 02/15/27 ................... 2 2,062
8.00% , 06/15/28 ................... 41 43,366
6.88% , 04/15/29 ................... 25 25,846
5.88% , 03/15/30 ................... 48 48,341
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
...................... 39 40,024
Hyundai Capital Services, Inc., 5.13%, 02/05/29
(c)
200 201,976
Macquarie Airfinance Holdings Ltd., 6.50%,
03/26/31
(b)
...................... 20 21,166
Manappuram Finance Ltd., 7.38%, 05/12/28
(c)
. 200 202,354
Muthoot Finance Ltd., 7.13%, 02/14/28
(c)
..... 450 458,491
Navient Corp.
9.38% , 07/25/30 ................... 20 22,060
7.88% , 06/15/32 ................... 30 31,200
OneMain Finance Corp.
6.63% , 01/15/28 ................... 30 30,980
6.63% , 05/15/29 ................... 32 32,866
5.38% , 11/15/29 ................... 28 27,542
7.88% , 03/15/30 ................... 60 63,754
4.00% , 09/15/30 ................... 12 11,073
7.50% , 05/15/31 ................... 9 9,404
7.13% , 11/15/31 ................... 11 11,445
6.75% , 03/15/32 ................... 64 65,204
7.13% , 09/15/32 ................... 42 43,481
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(b)
53 54,894
SLM Corp., 6.50%, 01/31/30 ............ 7 7,347
Volkswagen International Finance NV
(a)(c)(j)
(5-Year EURIBOR ICE Swap Rate + 3.17%),
5.49% ........................ EUR 100 118,722
(EUAMDB08 + 3.49%), 5.99% ......... 200 237,836
7,332,897
Consumer Staples Distribution & Retail — 0.4%
Albertsons Cos., Inc.
(b)
3.25% , 03/15/26 ................... USD 43 42,408
4.63% , 01/15/27 ................... 17 16,893
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
3.50% , 03/15/29 ................... USD 34 $ 32,211
6.25% , 03/15/33 ................... 58 59,788
Bellis Acquisition Co. plc
(c)
8.13% , 05/14/30 ................... GBP 639 825,592
8.00% , 07/01/31 ................... EUR 100 118,054
Bellis Finco plc, 4.00%, 02/16/27
(c)
........ GBP 100 137,186
CK Hutchison International 24 Ltd., 5.50%,
04/26/34
(c)
...................... USD 200 205,798
ELO SACA
(c)
3.25% , 07/23/27 ................... EUR 600 680,584
5.88% , 04/17/28 ................... 200 225,029
4.88% , 12/08/28 ................... 100 106,618
KeHE Distributors LLC, 9.00%, 02/15/29
(b)
.... USD 18 18,642
Lion/Polaris Lux 4 SA
(3-mo. EURIBOR at 0.00% Floor + 3.63%),
5.95% , 07/01/29
(a) (c)
............... EUR 225 266,243
Market Bidco Finco plc
(c)
4.75% , 11/04/27 ................... 100 117,188
5.50% , 11/04/27 ................... GBP 755 1,015,655
Ocado Group plc, 11.00%, 06/15/30
(c)
...... 266 355,134
Performance Food Group, Inc.
(b)
4.25% , 08/01/29 ................... USD 44 42,427
6.13% , 09/15/32 ................... 94 96,156
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
. 31 30,596
US Foods, Inc.
(b)
4.75% , 02/15/29 ................... 22 21,614
7.25% , 01/15/32 ................... 4 4,212
Walgreens Boots Alliance, Inc.
8.13% , 08/15/29 ................... 18 19,090
4.80% , 11/18/44 ................... 34 32,470
4,469,588
Containers & Packaging — 0.2%
Ardagh Metal Packaging Finance USA LLC,
4.00%, 09/01/29
(b)
................. 270 246,477
Ardagh Packaging Finance plc, 2.13%,
08/15/26
(c)
...................... EUR 243 273,999
Ball Corp., 3.13%, 09/15/31 ............ USD 29 26,017
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 ................... 61 61,884
6.88% , 01/15/30 ................... 51 52,136
8.75% , 04/15/30 ................... 44 45,004
6.75% , 04/15/32 ................... 96 98,522
Crown Americas LLC, 5.88%, 06/01/33
(b)
.... 63 63,430
Fiber Midco SpA, 10.00%, 06/15/29
(c)
....... EUR 100 107,369
Kleopatra Finco SARL
(c)
4.25% , 03/01/26 ................... 234 258,449
9.00% , 09/01/29
(a)
.................. 101 89,433
LABL, Inc.
(b)
5.88% , 11/01/28 ................... USD 16 13,991
9.50% , 11/01/28 ................... 87 80,421
8.63% , 10/01/31 ................... 33 28,227
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/27 ................... 408 414,688
9.25% , 04/15/27 ................... 27 26,811
OI European Group BV, 5.25%, 06/01/29
(c)
... EUR 400 485,080
Sealed Air Corp.
(b)
4.00% , 12/01/27 ................... USD 22 21,471
6.50% , 07/15/32 ................... 21 21,762
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
. 47 49,857
Trivium Packaging Finance BV, 6.63%,
07/15/30
(c)
...................... EUR 116 141,223
2,606,251

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............... USD 22 $ 20,810
Gates Corp., 6.88%, 07/01/29 ........... 34 35,305
Resideo Funding, Inc.
4.00% , 09/01/29 ................... 21 19,794
6.50% , 07/15/32 ................... 42 43,029
118,938
Diversified Consumer Services — 0.1%
Belron UK Finance plc, 4.63%, 10/15/29
(c)
.... EUR 193 231,878
Pachelbel Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.44% , 05/17/31
(a)
................ 100 118,407
7.13% , 05/17/31 ................... 559 709,111
Service Corp. International
3.38% , 08/15/30 ................... USD 2 1,838
4.00% , 05/15/31 ................... 56 52,398
5.75% , 10/15/32 ................... 110 111,122
Sotheby's, 7.38%, 10/15/27
(b)
............ 200 197,698
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
..... 85 89,329
1,511,781
Diversified REITs — 0.7%
Digital Realty Trust LP, 1.88%, 11/15/29
(b) (l)
... 10 10,514
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.... 59 56,346
GLP Capital LP, 3.25%, 01/15/32 ......... 1,570 1,381,780
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32
(b)
.............. 97 93,010
Trust Fibra Uno, 7.70%, 01/23/32
(c)
........ 334 348,091
Uniti Group LP, 10.50%, 02/15/28
(b)
........ 207 219,429
VICI Properties LP, 5.13%, 05/15/32 ....... 5,900 5,878,281
7,987,451
Diversified Telecommunication Services — 0.8%
Altice Financing SA, 5.75%, 08/15/29
(b)
...... 200 146,036
Altice France SA, 5.50%, 10/15/29
(b)
....... 200 165,783
British Telecommunications plc, (5-Year
EURIBOR ICE Swap Rate + 2.54%), 5.13%,
10/03/54
(a) (c)
..................... EUR 459 562,228
CCO Holdings LLC
(b)
6.38% , 09/01/29 ................... USD 184 187,687
4.75% , 03/01/30 ................... 119 115,287
7.38% , 03/01/31 ................... 130 135,643
4.75% , 02/01/32 ................... 3 2,846
4.25% , 01/15/34 ................... 160 142,430
eircom Finance DAC, 5.00%, 04/30/31
(c)
..... EUR 531 627,055
Fibercop SpA
(c)
4.75% , 06/30/30 ................... 337 399,510
5.13% , 06/30/32 ................... 100 117,960
Frontier Communications Holdings LLC
5.88% , 10/15/27
(b)
.................. USD 22 22,008
5.00% , 05/01/28
(b)
.................. 165 164,931
6.75% , 05/01/29
(b)
.................. 15 15,196
5.88% , 11/01/29 ................... 22 22,052
6.00% , 01/15/30
(b)
.................. 28 28,361
8.75% , 05/15/30
(b)
.................. 63 65,890
8.63% , 03/15/31
(b)
.................. 67 71,188
IHS Holding Ltd., 6.25%, 11/29/28
(b)
........ 431 419,956
Iliad Holding SASU
7.00% , 10/15/28
(b)
.................. 200 203,655
6.88% , 04/15/31
(c)
.................. EUR 1,106 1,389,124
Intelsat Jackson Holdings SA, 6.50%, 03/15/30
(b)
USD 830 846,348
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(c)
. EUR 503 600,668
Level 3 Financing, Inc.
(b)
3.63% , 01/15/29 ................... USD 8 6,840
4.88% , 06/15/29 ................... 98 91,041
11.00% , 11/15/29 .................. 218 250,561
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.50% , 04/01/30 ................... USD 40 $ 36,236
3.88% , 10/15/30 ................... 15 12,579
10.75% , 12/15/30 .................. 74 83,707
4.00% , 04/15/31 ................... 2 1,544
6.88% , 06/30/33 ................... 259 263,538
Lorca Telecom Bondco SA, 5.75%, 04/30/29
(c)
. EUR 503 618,635
Lumen Technologies, Inc.
(b)
4.13% , 04/15/29 ................... USD 54 52,200
4.13% , 04/15/30 ................... 54 52,406
10.00% , 10/15/32 .................. 25 26,024
Telecom Argentina SA, 9.25%, 05/28/33
(b)
.... 343 349,044
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 47 50,644
Verizon Communications, Inc.
3.88% , 02/08/29 ................... 325 320,941
4.50% , 08/10/33 ................... 500 486,022
Virgin Media Secured Finance plc
4.25% , 01/15/30
(c)
.................. GBP 124 155,532
4.50% , 08/15/30
(b)
.................. USD 200 185,878
Windstream Services LLC, 8.25%, 10/01/31
(b)
. 203 212,599
Zayo Group Holdings, Inc.
(b)
4.00% , 03/01/27 ................... 170 159,422
6.13% , 03/01/28 ................... 34 29,341
9,896,576
Electric Utilities — 0.9%
Adani Transmission Step-One Ltd., 4.00%,
08/03/26
(c)
...................... 200 197,000
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(b)
...................... 318 289,383
Alpha Generation LLC, 6.75%, 10/15/32
(b)
.... 33 34,018
California Buyer Ltd.
5.63% , 02/15/32
(c)
.................. EUR 1,126 1,364,239
Chugoku Electric Power Co., Inc. (The), 5.74%,
01/14/35
(c)
...................... USD 200 204,996
CLP Power HK Finance Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.01%), 5.45%
(a) (c) (j)
.......... 300 306,135
Continuum Energy Aura Pte. Ltd., 9.50%,
02/24/27
(c)
...................... 200 205,750
Continuum Green Energy India Pvt, 7.50%,
06/26/33
(b)
...................... 320 328,748
ContourGlobal Power Holdings SA, 5.00%,
02/28/30
(c)
...................... EUR 470 557,783
Diamond II Ltd.
7.95% , 07/28/26
(b)
.................. USD 255 257,065
7.95% , 07/28/26
(c)
.................. 200 201,620
Duke Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45%, 09/01/54
(a)
............ 23 23,640
EDP SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 2.05%),
4.75% , 05/29/54 ................. EUR 200 241,314
(5-Year EURIBOR ICE Swap Rate + 2.40%),
4.63% , 09/16/54 ................. 300 358,327
Enel SpA, (5-Year EURIBOR ICE Swap Rate +
2.01%), 4.25%
(a) (c) (j)
................ 175 208,078
Minejesa Capital BV
4.63% , 08/10/30
(c)
.................. USD 158 154,328
5.63% , 08/10/37
(b)
.................. 389 372,224
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(c)
...................... 339 330,457
NextEra Energy Capital Holdings, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75% ,
06/15/54 ...................... 24 24,899

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 6.38% ,
08/15/55 ...................... USD 35 $ 35,741
NRG Energy, Inc.
(b)
5.75% , 07/15/29 ................... 71 71,091
6.00% , 02/01/33 ................... 76 76,758
6.25% , 11/01/34 ................... 111 113,092
Pacific Gas & Electric Co.
6.95% , 03/15/34 ................... 1,200 1,291,790
4.20% , 06/01/41 ................... 4,040 3,106,925
Pampa Energia SA, 7.88%, 12/16/34
(b)
...... 331 330,209
Pattern Energy Operations LP, 4.50%, 08/15/28
(b)
8 7,751
Public Power Corp. SA, 4.63%, 10/31/31
(c)
... EUR 108 129,756
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(c)
...................... USD 200 188,000
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33
(c)
................. 171 174,333
Texas Competitive Electric Holdings Co. LLC,
5.03%, 12/31/49
(a) (e) (f) (k)
.............. 815 —
Vistra Operations Co. LLC
(b)
7.75% , 10/15/31 ................... 39 41,451
6.88% , 04/15/32 ................... 38 39,728
XPLR Infrastructure Operating Partners LP,
8.38%, 01/15/31
(b)
................. 72 76,903
11,343,532
Electrical Equipment — 0.1%
Prysmian SpA, (5-Year EURIBOR ICE Swap
Rate + 3.01%), 5.25%
(a) (c) (j)
............ EUR 500 604,453
Vertiv Group Corp., 4.13%, 11/15/28
(b)
...... USD 80 77,999
682,452
Electronic Equipment, Instruments & Components — 0.0%
(b)
Coherent Corp., 5.00%, 12/15/29 ......... 37 36,339
Insight Enterprises, Inc., 6.63%, 05/15/32 .... 16 16,482
Sensata Technologies, Inc.
4.38% , 02/15/30 ................... 128 122,202
3.75% , 02/15/31 ................... 51 46,488
Zebra Technologies Corp., 6.50%, 06/01/32 ... 13 13,367
234,878
Energy Equipment & Services — 0.1%
Archrock Partners LP
(b)
6.88% , 04/01/27 ................... 16 16,016
6.25% , 04/01/28 ................... 28 28,093
6.63% , 09/01/32 ................... 74 75,394
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
. 15 15,619
Enerflex Ltd., 9.00%, 10/15/27
(b)
.......... 17 17,530
Kodiak Gas Services LLC, 7.25%, 02/15/29
(b)
.. 61 63,099
Nabors Industries, Inc., 7.38%, 05/15/27
(b)
.... 50 49,375
Noble Finance II LLC, 8.00%, 04/15/30
(b)
.... 20 20,364
Oceaneering International, Inc., 6.00%, 02/01/28 19 19,157
OEG Finance plc
(c)
7.25% , 09/27/29 ................... EUR 463 569,728
7.25% , 09/27/29 ................... 100 120,740
Star Holding LLC, 8.75%, 08/01/31
(b)
....... USD 29 27,329
Tidewater, Inc., 9.13%, 07/15/30
(b)
......... 25 25,721
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
...................... 14 14,704
Transocean, Inc.
(b)
8.00% , 02/01/27 ................... 64 63,047
8.25% , 05/15/29 ................... 16 14,793
8.75% , 02/15/30 ................... 10 9,872
8.50% , 05/15/31 ................... 15 13,390
USA Compression Partners LP, 7.13%,
03/15/29
(b)
...................... 61 62,521
Valaris Ltd., 8.38%, 04/30/30
(b)
........... 50 51,299
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Weatherford International Ltd., 8.63%, 04/30/30
(b)
USD 58 $ 59,782
1,337,573
Entertainment — 0.1%
Cinemark USA, Inc., 7.00%, 08/01/32
(b)
..... 9 9,343
Live Nation Entertainment, Inc.
(b)
4.75% , 10/15/27 ................... 22 21,761
3.75% , 01/15/28 ................... 51 49,350
Pinewood Finco plc, 6.00%, 03/27/30
(c)
...... GBP 800 1,084,398
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.... USD 22 19,965
Starz Capital Holdings 1, Inc., 5.50%, 04/15/29
(b)
55 47,799
Warnermedia Holdings, Inc., 5.05%, 03/15/42 . 45 30,319
1,262,935
Financial Services — 1.2%
Apollo Global Management, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00%, 12/15/54
(a)
..... 40 39,005
Block, Inc.
2.75% , 06/01/26 ................... 36 35,245
3.50% , 06/01/31 ................... 5 4,586
6.50% , 05/15/32 ................... 222 229,043
Boost Newco Borrower LLC, 7.50%, 01/15/31
(b)
200 212,303
Bracken MidCo1 plc, 6.75%, (6.75% Cash or
7.50% PIK), 11/01/27
(c) (i)
............. GBP 100 135,778
Corebridge Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38%, 09/15/54
(a)
............ USD 28 27,907
Deutsche Pfandbriefbank AG, (5-Year EURIBOR
ICE Swap Rate + 4.86%), 7.13%, 10/04/35
(a) (c)
EUR 100 118,797
Far East Horizon Ltd.
(c)
6.63% , 04/16/27 ................... USD 290 293,335
5.88% , 03/05/28 ................... 200 198,854
Freedom Mortgage Holdings LLC
(b)
9.25% , 02/01/29 ................... 30 31,160
9.13% , 05/15/31 ................... 33 34,016
8.38% , 04/01/32 ................... 20 20,216
Global Payments, Inc., 2.15%, 01/15/27 ..... 8,745 8,459,050
HA Sustainable Infrastructure Capital, Inc.,
6.38%, 07/01/34 .................. 23 23,002
Nationstar Mortgage Holdings, Inc.
(b)
6.50% , 08/01/29 ................... 67 68,437
5.13% , 12/15/30 ................... 26 26,314
5.75% , 11/15/31 ................... 40 40,624
7.13% , 02/01/32 ................... 72 74,786
Nationwide Building Society
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.85%), 7.50%
(a) (c) (j)
.. GBP 400 554,166
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 ................... USD 22 23,362
7.13% , 11/15/30 ................... 31 32,128
6.88% , 05/15/32 ................... 41 41,921
6.88% , 02/15/33 ................... 21 21,525
Piramal Finance Ltd., 7.80%, 01/29/28
(c)
..... 200 201,560
ProGroup AG
(c)
5.13% , 04/15/29 ................... EUR 129 153,665
5.38% , 04/15/31 ................... 100 116,764
Rocket Cos., Inc.
(b)
6.13% , 08/01/30 ................... USD 138 140,626
6.38% , 08/01/33 ................... 120 122,784
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 ................... 58 56,565
4.00% , 10/15/33 ................... 25 22,367
Shift4 Payments LLC
6.75% , 08/15/32
(b)
.................. 125 129,821
5.50% , 05/15/33
(c)
.................. EUR 164 199,831

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Stena International SA
(c)
7.25% , 01/15/31 ................... USD 667 $ 669,066
7.63% , 02/15/31 ................... 600 614,184
Thames Water Utilities Finance plc
(c)
4.00% , 06/19/27 ................... GBP 100 95,645
0.88% , 01/31/30 ................... EUR 106 78,549
1.25% , 01/31/34 ................... 106 79,602
UWM Holdings LLC, 6.63%, 02/01/30
(b)
..... USD 46 46,048
Walker & Dunlop, Inc., 6.63%, 04/01/33
(b)
.... 15 15,394
WEX, Inc., 6.50%, 03/15/33
(b)
........... 35 35,312
Worldline SA, 5.50%, 06/10/30
(c)
.......... EUR 300 306,799
13,830,142
Food Products — 0.1%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
....... USD 10 9,628
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(b) (i)
............. 208 218,156
Chobani LLC
(b)
4.63% , 11/15/28 ................... 81 79,501
7.63% , 07/01/29 ................... 170 177,150
Darling Global Finance BV, 4.50%, 07/15/32
(c)
. EUR 337 401,768
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
... USD 56 56,739
Fiesta Purchaser, Inc.
(b)
7.88% , 03/01/31 ................... 3 3,183
9.63% , 09/15/32 ................... 11 11,607
Irca SpA, (3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.72%, 12/15/29
(a) (c)
........... EUR 146 172,213
Lamb Weston Holdings, Inc.
(b)
4.88% , 05/15/28 ................... USD 30 29,814
4.13% , 01/31/30 ................... 23 21,933
4.38% , 01/31/32 ................... 46 43,079
Post Holdings, Inc.
(b)
4.50% , 09/15/31 ................... 11 10,210
6.25% , 02/15/32 ................... 23 23,637
6.38% , 03/01/33 ................... 34 34,310
6.25% , 10/15/34 ................... 24 24,136
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.... 32 30,214
Tereos Finance Groupe I SA, 7.25%, 04/15/28
(c)
EUR 289 350,882
1,698,160
Gas Utilities — 0.0%
(b)
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%, 10/15/54
(a)
................. USD 25 25,006
AmeriGas Partners LP, 9.50%, 06/01/30 ..... 15 15,562
Promigas SA ESP, 3.75%, 10/16/29 ........ 245 226,985
Suburban Propane Partners LP, 5.00%, 06/01/31 12 11,353
278,906
Ground Transportation — 0.6%
Albion Financing 1 SARL, 5.38%, 05/21/30
(c)
.. EUR 298 359,069
BCP V Modular Services Finance II plc, 6.13%,
11/30/28
(c)
...................... GBP 722 957,546
BCP V Modular Services Finance plc, 6.75%,
11/30/29
(c)
...................... EUR 130 136,617
Boels Topholding BV
5.75% , 05/15/30
(c)
.................. 914 1,116,853
EC Finance plc, 3.25%, 10/15/26
(c) (d)
....... 100 114,981
Edge Finco plc, 8.13%, 08/15/31
(c)
........ GBP 786 1,123,764
EquipmentShare.com, Inc., 8.00%, 03/15/33
(b)
. USD 16 16,762
gategroup Finance Luxembourg SA, 3.00%,
02/28/27
(c)
...................... CHF 700 867,913
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
. USD 49 49,998
Guangzhou Metro Investment Finance BVI Ltd.,
1.51%, 09/17/25
(c)
................. 200 198,508
Hertz Corp. (The), 12.63%, 07/15/29
(b)
...... 15 15,686
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Kapla Holding SAS
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.47% , 07/31/30
(a)
................ EUR 137 $ 162,185
5.00% , 04/30/31 ................... 595 708,751
La Poste SA, (5-Year EURIBOR ICE Swap Rate
+ 2.68%), 5.00%
(a) (c) (j)
............... 100 121,094
Loxam SAS, 6.38%, 05/31/29
(c)
.......... 100 122,711
Mobico Group plc, 4.88%, 09/26/31
(c)
....... 360 343,331
MTR Corp. CI Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.46%), 5.63%
(a) (c) (j)
................ USD 600 604,320
SGL Group ApS
(a)
(3-mo. EURIBOR at 0.00% Floor + 4.75%),
7.01% , 04/22/30 ................. EUR 124 146,332
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.30% , 02/24/31
(b) (c)
............... 245 286,747
Watco Cos. LLC, 7.13%, 08/01/32
(b)
....... USD 16 16,725
7,469,893
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc.
(b)
4.63% , 07/15/28 ................... 93 91,322
3.88% , 11/01/29 ................... 36 34,085
Bausch + Lomb Corp.
8.38% , 10/01/28
(b)
.................. 141 147,169
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
5.87% , 01/15/31
(a) (c)
............... EUR 156 184,917
Insulet Corp., 6.50%, 04/01/33
(b)
.......... USD 26 27,107
Medline Borrower LP
(b)
3.88% , 04/01/29 ................... 52 49,881
6.25% , 04/01/29 ................... 115 118,138
5.25% , 10/01/29 ................... 172 170,659
Neogen Food Safety Corp., 8.63%, 07/20/30
(b)
. 38 39,305
Sotera Health Holdings LLC, 7.38%, 06/01/31
(b)
22 22,890
885,473
Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(b)
. 12 12,363
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
.. 49 47,783
Clariane SE, 7.88%, 06/27/30
(c)
.......... EUR 200 237,364
Community Health Systems, Inc.
(b)
5.63% , 03/15/27 ................... USD 207 203,891
6.00% , 01/15/29 ................... 70 67,331
5.25% , 05/15/30 ................... 4 3,547
4.75% , 02/15/31 ................... 79 67,535
10.88% , 01/15/32 .................. 98 103,867
Concentra Health Services, Inc., 6.88%,
07/15/32
(b)
...................... 39 40,379
DaVita, Inc.
(b)
6.88% , 09/01/32 ................... 19 19,687
6.75% , 07/15/33 ................... 20 20,652
Encompass Health Corp.
4.75% , 02/01/30 ................... 18 17,772
4.63% , 04/01/31 ................... 33 31,935
Ephios Subco 3 SARL, 7.88%, 01/31/31
(c)
.... EUR 255 323,057
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
USD 26 25,777
HCA, Inc., 3.50%, 07/15/51 ............. 11,531 7,638,422
HealthEquity, Inc., 4.50%, 10/01/29
(b)
....... 83 80,700
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 ................... 17 18,389
11.00% , 10/15/30 .................. 100 110,320
8.38% , 02/15/32 ................... 23 24,507
10.00% , 06/01/32 .................. 32 33,013
Mehilainen Yhtiot Oy
(c)
5.13% , 06/30/32 ................... EUR 260 307,565

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
(3-mo. EURIBOR at 0.00% Floor + 3.38%),
5.41% , 06/30/32
(a)
................ EUR 100 $ 118,122
Molina Healthcare, Inc.
(b)
3.88% , 05/15/32 ................... USD 70 63,715
6.25% , 01/15/33 ................... 24 24,429
Option Care Health, Inc., 4.38%, 10/31/29
(b)
... 54 51,969
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
...................... 14 13,895
Star Parent, Inc., 9.00%, 10/01/30
(b)
........ 102 107,286
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(b)
112 114,129
Tenet Healthcare Corp., 6.75%, 05/15/31 .... 147 152,085
US Acute Care Solutions LLC, 9.75%, 05/15/29
(b)
29 29,912
10,111,398
Health Care REITs — 0.0%
MPT Operating Partnership LP
7.00% , 02/15/32
(c)
.................. EUR 210 253,430
8.50% , 02/15/32
(b)
.................. USD 88 92,097
345,527
Health Care Technology — 0.0%
IQVIA, Inc., 6.25%, 06/01/32
(b)
........... 108 110,832
Hotel & Resort REITs — 0.1%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
...................... 39 40,109
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
.... 14 14,075
Pebblebrook Hotel Trust, 1.75%, 12/15/26
(l)
... 1 945
RHP Hotel Properties LP
(b)
4.50% , 02/15/29 ................... 44 43,005
6.50% , 04/01/32 ................... 99 101,816
6.50% , 06/15/33 ................... 32 32,920
RLJ Lodging Trust LP, 4.00%, 09/15/29
(b)
.... 52 48,524
Service Properties Trust
8.63% , 11/15/31
(b)
.................. 228 244,775
8.88% , 06/15/32 ................... 51 52,441
XHR LP, 6.63%, 05/15/30
(b)
............. 12 12,226
590,836
Hotels, Restaurants & Leisure — 1.0%
1011778 BC ULC
(b)
3.88% , 01/15/28 ................... 62 60,392
5.63% , 09/15/29 ................... 22 22,311
4.00% , 10/15/30 ................... 34 31,683
Allwyn Entertainment Financing UK plc, 7.25%,
04/30/30
(c)
...................... EUR 1,019 1,275,352
Aramark International Finance SARL, 4.38%,
04/15/33
(c)
...................... 100 116,075
Bertrand Franchise Finance SAS
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
5.99% , 07/18/30
(a) (c)
............... 353 407,500
Boyne USA, Inc., 4.75%, 05/15/29
(b)
....... USD 51 49,488
Caesars Entertainment, Inc.
(b)
7.00% , 02/15/30 ................... 178 184,334
6.50% , 02/15/32 ................... 71 72,854
Carnival Corp.
(b)
6.00% , 05/01/29 ................... 112 113,170
5.88% , 06/15/31 ................... 51 51,956
6.13% , 02/15/33 ................... 93 95,153
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 ................... 44 43,433
5.75% , 04/01/30 ................... 120 120,391
6.75% , 05/01/31 ................... 76 78,114
CPUK Finance Ltd., 4.50%, 08/28/27
(c)
...... GBP 359 480,870
Deuce Finco plc, 5.50%, 06/15/27
(c)
........ 450 612,257
eDreams ODIGEO SA, 4.88%, 12/30/30
(c)
.... EUR 223 262,272
Elior Group SA, 5.63%, 03/15/30
(c)
........ 187 224,687
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Essendi SA
(c)
5.38% , 05/15/30 ................... EUR 100 $ 120,032
5.63% , 05/15/32 ................... 119 141,293
(3-mo. EURIBOR + 3.75%), 5.81% ,
05/15/32
(a)
..................... 109 129,518
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 ................... USD 34 32,566
6.75% , 01/15/30 ................... 32 29,529
Flutter Treasury DAC
(c)
4.00% , 06/04/31 ................... EUR 337 397,590
6.13% , 06/04/31 ................... GBP 160 221,036
Food Service Project SA, 5.50%, 01/21/27
(c)
.. EUR 464 547,143
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
...................... USD 41 40,132
Haidilao International Holding Ltd., 2.15%,
01/14/26
(c)
...................... 200 196,250
Hilton Domestic Operating Co., Inc.
(b)
6.13% , 04/01/32 ................... 26 26,627
5.88% , 03/15/33 ................... 76 77,435
Las Vegas Sands Corp., 6.00%, 06/14/30 .... 25 25,792
Light & Wonder International, Inc.
(b)
7.25% , 11/15/29 ................... 43 44,301
7.50% , 09/01/31 ................... 6 6,278
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
...................... 49 51,152
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
.. 2 2,012
Lottomatica Group SpA
(c)
5.38% , 06/01/30 ................... EUR 100 122,581
4.88% , 01/31/31 ................... 298 359,924
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.25% , 06/01/31
(a)
................ 119 140,792
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 69 54,202
Meituan
(c)
4.63% , 10/02/29 ................... 500 499,880
3.05% , 10/28/30 ................... 200 184,578
Melco Resorts Finance Ltd.
5.25% , 04/26/26
(c)
.................. 333 332,168
5.75% , 07/21/28
(c)
.................. 200 195,676
5.38% , 12/04/29
(b)
.................. 200 187,634
7.63% , 04/17/32
(c)
.................. 200 202,400
7.63% , 04/17/32
(b)
.................. 200 202,400
MGM Resorts International, 6.13%, 09/15/29 .. 52 52,892
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
...................... 51 49,127
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(b)
...................... 28 28,902
NCL Corp. Ltd.
(b)
8.13% , 01/15/29 ................... 33 34,788
7.75% , 02/15/29 ................... 40 42,531
6.25% , 03/01/30 ................... 17 17,145
6.75% , 02/01/32 ................... 58 59,255
NCL Finance Ltd., 6.13%, 03/15/28
(b)
....... 24 24,390
Pinnacle Bidco plc
(c)
8.25% , 10/11/28 ................... EUR 100 123,537
10.00% , 10/11/28 .................. GBP 148 214,732
Premier Entertainment Sub LLC, 5.88%,
09/01/31
(b)
...................... USD 55 30,113
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(b)
...................... 38 40,102
Rivers Enterprise Borrower LLC, 6.63%,
02/01/33
(b)
...................... 18 18,023
Sabre GLBL, Inc.
(b)
8.63% , 06/01/27 ................... 21 21,499
10.75% , 11/15/29 .................. 50 51,377
11.13% , 07/15/30 .................. 45 47,070

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Sands China Ltd., 4.38%, 06/18/30
(d)
....... USD 200 $ 190,750
Scientific Games Holdings LP, 6.63%, 03/01/30
(b)
33 31,801
Six Flags Entertainment Corp.
(b)
7.25% , 05/15/31 ................... 25 25,692
6.63% , 05/01/32 ................... 10 10,315
Station Casinos LLC
(b)
4.63% , 12/01/31 ................... 49 45,900
6.63% , 03/15/32 ................... 40 40,900
Stonegate Pub Co. Financing plc
(c)
(3-mo. EURIBOR + 6.63%), 8.77% ,
07/31/29
(a)
..................... EUR 100 119,562
10.75% , 07/31/29 .................. GBP 171 243,337
Studio City Co. Ltd., 7.00%, 02/15/27
(c)
...... USD 200 200,377
TUI Cruises GmbH, 5.00%, 05/15/30
(c)
...... EUR 147 174,141
Vail Resorts, Inc.
(b)
5.63% , 07/15/30 ................... USD 25 25,000
6.50% , 05/15/32 ................... 41 42,363
Viking Cruises Ltd.
(b)
5.88% , 09/15/27 ................... 327 327,183
7.00% , 02/15/29 ................... 13 13,114
9.13% , 07/15/31 ................... 28 30,156
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
...................... 41 40,800
Voyager Parent LLC, 9.25%, 07/01/32
(b)
..... 36 37,455
Wynn Macau Ltd.
5.63% , 08/26/28
(b)
.................. 200 196,150
5.63% , 08/26/28
(c)
.................. 268 262,841
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 ................... 47 46,661
7.13% , 02/15/31 ................... 59 62,921
6.25% , 03/15/33 ................... 43 43,276
11,939,391
Household Durables — 0.6%
Ashton Woods USA LLC, 4.63%, 08/01/29
(b)
.. 25 23,875
Beazer Homes USA, Inc., 5.88%, 10/15/27 ... 7 7,014
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 ................... 32 29,123
4.88% , 02/15/30 ................... 31 27,670
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
. 12 12,510
Empire Communities Corp., 9.75%, 05/01/29
(b)
. 7 7,158
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29
(b)
...................... 101 109,490
LGI Homes, Inc.
(b)
8.75% , 12/15/28 ................... 24 24,949
7.00% , 11/15/32 ................... 28 26,649
Meritage Homes Corp., 1.75%, 05/15/28
(l)
.... 47 45,507
New Home Co., Inc. (The), 9.25%, 10/01/29
(b)
. 25 25,918
Newell Brands, Inc.
8.50% , 06/01/28
(b)
.................. 24 25,205
7.00% , 04/01/46
(d)
.................. 8,142 6,956,042
Sekisui House Ltd., 5.10%, 10/23/34
(c)
...... 200 197,488
Somnigroup International, Inc., 3.88%, 10/15/31
(b)
43 39,094
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
.... 14 14,626
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .... 2 2,009
Whirlpool Corp.
6.13% , 06/15/30 ................... 24 24,211
6.50% , 06/15/33 ................... 26 26,083
7,624,621
Household Products — 0.0%
Kronos Acquisition Holdings, Inc., 8.25%,
06/30/31
(b)
...................... 7 6,357
Independent Power and Renewable Electricity Producers — 0.1%
AES Andes SA
(b)
6.30% , 03/15/29 ................... 275 281,450
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.84%), 8.15% ,
06/10/55
(a)
..................... USD 495 $ 510,578
AES Corp. (The), (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60%, 01/15/55
(a)
............ 33 33,977
Calpine Corp.
(b)
5.13% , 03/15/28 ................... 43 42,952
4.63% , 02/01/29 ................... 16 15,802
5.00% , 02/01/31 ................... 14 13,849
Clearway Energy Operating LLC
(b)
4.75% , 03/15/28 ................... 50 49,404
3.75% , 01/15/32 ................... 52 46,665
Lightning Power LLC, 7.25%, 08/15/32
(b)
..... 9 9,472
San Miguel Global Power Holdings Corp., (5-Year
US Treasury Yield Curve Rate T Note Constant
Maturity + 7.73%), 8.75%
(a) (c) (j)
.......... 200 199,740
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a) (b) (j)
..................... 21 21,509
XPLR Infrastructure LP
(b)(l)
0.00% , 11/15/25
(m)
.................. 56 54,460
2.50% , 06/15/26 ................... 92 87,860
1,367,718
Insurance — 1.3%
Acrisure LLC, 6.75%, 07/01/32
(b)
.......... 15 15,212
Alliant Holdings Intermediate LLC
(b)
4.25% , 10/15/27 ................... 128 125,645
6.75% , 10/15/27 ................... 125 124,926
6.75% , 04/15/28 ................... 145 147,408
5.88% , 11/01/29 ................... 84 82,804
7.00% , 01/15/31 ................... 32 33,101
7.38% , 10/01/32 ................... 105 108,235
AmWINS Group, Inc.
(b)
6.38% , 02/15/29 ................... 17 17,327
4.88% , 06/30/29 ................... 45 43,732
APH Somerset Investor 2 LLC, 7.88%, 11/01/29
(b)
22 22,504
Ardonagh Finco Ltd.
6.88% , 02/15/31
(c)
.................. EUR 1,035 1,252,759
7.75% , 02/15/31
(b)
.................. USD 200 209,094
AssuredPartners, Inc., 7.50%, 02/15/32
(b)
.... 44 47,147
Dai-ichi Life Insurance Co. Ltd. (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.52%), 6.20%
(a) (c) (j)
.......... 200 201,815
FWD Group Holdings Ltd., 7.64%, 07/02/31
(c)
.. 200 219,250
Howden UK Refinance plc
(b)
7.25% , 02/15/31 ................... 197 203,997
8.13% , 02/15/32 ................... 109 113,362
HUB International Ltd.
(b)
7.25% , 06/15/30 ................... 379 396,068
7.38% , 01/31/32 ................... 461 482,358
Jones Deslauriers Insurance Management, Inc.
(b)
8.50% , 03/15/30 ................... 39 41,337
10.50% , 12/15/30 .................. 47 50,093
Meiji Yasuda Life Insurance Co.
(a)(c)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.03%), 5.80% ,
09/11/54 ...................... 200 196,910
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.91%), 6.10% ,
06/11/55 ...................... 600 598,837
Nanshan Life Pte. Ltd., 5.45%, 09/11/34
(c)
.... 200 187,884

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Nippon Life Insurance Co., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.19%), 6.50%, 04/30/55
(a) (b)
........... USD 8,285 $ 8,576,516
NN Group NV
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 3.45%),
5.75%
(j)
....................... EUR 200 233,425
(3-mo. EURIBOR + 4.00%), 6.00% , 11/03/43 619 813,002
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
. USD 326 338,633
RLGH Finance Bermuda Ltd., 6.75%, 07/02/35
(c)
275 277,344
Ryan Specialty LLC
(b)
4.38% , 02/01/30 ................... 25 24,180
5.88% , 08/01/32 ................... 32 32,252
Tongyang Life Insurance Co. Ltd.
(a)(c)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.98%), 5.25%
(j)
.... 200 199,900
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.40%), 6.25% ,
05/07/35 ...................... 400 410,460
Unipol Assicurazioni SpA, 4.90%, 05/23/34
(c)
.. EUR 100 123,611
USI, Inc., 7.50%, 01/15/32
(b)
............ USD 45 47,482
15,998,610
Interactive Media & Services — 0.0%
Snap, Inc., 6.88%, 03/01/33
(b)
........... 113 115,952
IT Services — 0.4%
Almaviva-The Italian Innovation Co. SpA
5.00% , 10/30/30
(c)
.................. EUR 548 646,057
Atos SE
(c)(d)
9.00% , 12/18/29 ................... 530 695,913
5.00% , 12/18/30 ................... 477 477,468
Cedacri SpA, (3-mo. EURIBOR at 4.63% Floor +
4.63%), 6.77%, 05/15/28
(a) (c)
........... 149 175,517
CoreWeave, Inc., 9.25%, 06/01/30
(b)
....... USD 33 33,737
Engineering - Ingegneria Informatica - SpA
(c)
11.13% , 05/15/28 .................. EUR 459 571,174
(3-mo. EURIBOR at 0.00% Floor + 5.75%),
7.73% , 02/15/30
(a)
................ 100 119,973
8.63% , 02/15/30 ................... 100 126,021
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
USD 91 95,333
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
...................... 735 709,160
OVH Groupe SA
4.75% , 02/05/31
(c)
.................. EUR 600 713,838
Twilio, Inc., 3.88%, 03/15/31 ............ USD 44 41,152
Wipro IT Services LLC, 1.50%, 06/23/26
(c)
.... 200 194,060
4,599,403
Life Sciences Tools & Services — 0.0%
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
.... 16 14,483
Machinery — 0.2%
Amsted Industries, Inc., 6.38%, 03/15/33
(b)
... 13 13,214
Chart Industries, Inc.
(b)
7.50% , 01/01/30 ................... 86 90,036
9.50% , 01/01/31 ................... 30 32,022
Dynamo Newco II GmbH, 6.25%, 10/15/31
(c)
.. EUR 100 120,742
Enpro, Inc., 6.13%, 06/01/33
(b)
........... USD 19 19,424
Esab Corp., 6.25%, 04/15/29
(b)
........... 30 30,716
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(b)
...................... 41 32,390
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(b)
...................... 143 149,513
IMA Industria Macchine Automatiche SpA, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 6.03%,
04/15/29
(a) (c)
..................... EUR 313 370,615
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(b)
.. USD 16 16,839
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
59 56,642
Security
Par (000)
Par (000) Value
Machinery (continued)
Terex Corp.
(b)
5.00% , 05/15/29 ................... USD 8 $ 7,809
6.25% , 10/15/32 ................... 20 20,040
TK Elevator Holdco GmbH, 6.63%, 07/15/28
(c)
. EUR 540 637,683
TK Elevator Midco GmbH, 4.38%, 07/15/27
(c)
.. 200 235,576
Wabash National Corp., 4.50%, 10/15/28
(b)
... USD 23 20,807
1,854,068
Media — 0.7%
Cable One, Inc.
(l)
0.00% , 03/15/26
(m)
................. 49 46,359
1.13% , 03/15/28 ................... 30 22,875
Charter Communications Operating LLC, 5.13%,
07/01/49 ....................... 1,000 831,463
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 ................... 99 97,874
7.75% , 04/15/28 ................... 101 95,445
9.00% , 09/15/28 ................... 64 67,061
7.50% , 06/01/29 ................... 23 21,272
7.88% , 04/01/30 ................... 118 121,805
CMG Media Corp., 8.88%, 06/18/29
(b)
...... 31 29,223
Comcast Corp., 4.05%, 11/01/52 ......... 260 195,590
CSC Holdings LLC, 11.75%, 01/31/29
(b)
..... 200 190,231
DirecTV Financing LLC
(b)
5.88% , 08/15/27 ................... 78 77,746
10.00% , 02/15/31 .................. 77 74,753
DISH DBS Corp.
(b)
5.25% , 12/01/26 ................... 96 87,120
5.75% , 12/01/28 ................... 108 93,487
DISH Network Corp., 11.75%, 11/15/27
(b)
.... 167 172,148
EchoStar Corp.
10.75% , 11/30/29 .................. 159 163,471
6.75% , 11/30/30 ................... 244 221,024
Gray Media, Inc.
(b)
7.00% , 05/15/27 ................... 40 39,982
10.50% , 07/15/29 .................. 85 91,313
Lamar Media Corp., 4.00%, 02/15/30 ....... 4 3,821
Midcontinent Communications, 8.00%,
08/15/32
(b)
...................... 56 59,263
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
... 100 97,368
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 ................... 13 12,935
4.25% , 01/15/29 ................... 95 90,884
4.63% , 03/15/30 ................... 49 46,801
7.38% , 02/15/31 ................... 28 29,644
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
..... 33 28,215
SES SA
(c)
4.13% , 06/24/30 ................... EUR 125 148,505
4.88% , 06/24/33 ................... 175 208,139
Sinclair Television Group, Inc., 8.13%, 02/15/33
(b)
USD 72 72,736
Sirius XM Radio LLC
(b)
3.13% , 09/01/26 ................... 16 15,698
5.00% , 08/01/27 ................... 73 72,375
4.00% , 07/15/28 ................... 26 24,971
Stagwell Global LLC, 5.63%, 08/15/29
(b)
..... 46 44,000
Summer BC Holdco B SARL, (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.39%, 02/15/30
(a) (c)
EUR 100 116,616
Sunrise FinCo. I BV, 4.88%, 07/15/31
(b)
..... USD 1,000 945,750
Tele Columbus AG, 10.00%, (10.00% Cash or
10.00% PIK), 01/01/29
(a) (c) (i)
........... EUR 344 266,256
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................. USD 1,000 989,484
Univision Communications, Inc.
(b)
6.63% , 06/01/27 ................... 68 67,815
8.00% , 08/15/28 ................... 84 85,241
7.38% , 06/30/30 ................... 45 44,223

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
8.50% , 07/31/31 ................... USD 42 $ 42,047
Virgin Media O2 Vendor Financing Notes V DAC,
7.88%, 03/15/32
(c)
................. GBP 1,162 1,628,202
Ziggo BV, 2.88%, 01/15/30
(c)
............ EUR 339 374,300
8,255,531
Metals & Mining — 0.5%
ABJA Investment Co. Pte. Ltd., 5.45%,
01/24/28
(c)
...................... USD 200 202,050
AngloGold Ashanti Holdings plc, 3.38%, 11/01/28 472 450,578
Arsenal AIC Parent LLC
(b)
8.00% , 10/01/30 ................... 22 23,478
11.50% , 10/01/31 .................. 166 186,075
Carpenter Technology Corp., 7.63%, 03/15/30 . 31 32,079
Chinalco Capital Holdings Ltd., 2.13%, 06/03/26
(c)
300 294,081
Cleveland-Cliffs, Inc.
5.88% , 06/01/27 ................... 13 12,990
6.88% , 11/01/29
(b)
.................. 39 38,397
Constellium SE, 5.63%, 06/15/28
(b)
........ 250 248,538
ERO Copper Corp., 6.50%, 02/15/30
(b)
...... 56 55,720
Freeport Indonesia PT, 4.76%, 04/14/27
(b)
.... 341 340,898
Freeport-McMoRan, Inc., 5.45%, 03/15/43 ... 260 245,704
Kaiser Aluminum Corp.
(b)
4.63% , 03/01/28 ................... 32 31,309
4.50% , 06/01/31 ................... 136 127,230
Navoi Mining & Metallurgical Combinat
(b)
6.70% , 10/17/28 ................... 237 242,259
6.95% , 10/17/31 ................... 300 306,753
New Gold, Inc., 6.88%, 04/01/32
(b)
........ 32 32,978
Nexa Resources SA, 6.75%, 04/09/34
(b)
..... 335 348,819
Novelis Corp.
(b)
4.75% , 01/30/30 ................... 87 83,259
6.88% , 01/30/30 ................... 49 50,662
3.88% , 08/15/31 ................... 10 8,986
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(c)
. EUR 100 114,269
Samarco Mineracao SA
(i)
9.00% , ( 9.00 % Cash or 9.00 % PIK),
06/30/31
(c)
..................... USD 203 198,662
9.00% , ( 9.00 % Cash or 9.00 % PIK),
06/30/31
(b)
..................... 91 89,686
Stillwater Mining Co., 4.50%, 11/16/29
(b)
..... 406 361,847
Vale Overseas Ltd., 6.40%, 06/28/54 ....... 330 322,578
Vedanta Resources Finance II plc
10.88% , 09/17/29
(b)
................. 410 424,862
10.88% , 09/17/29
(c)
................. 300 310,875
11.25% , 12/03/31
(b)
................. 200 209,500
11.25% , 12/03/31
(c)
................. 200 209,500
9.85% , 04/24/33
(b)
.................. 224 222,880
Volcan Cia Minera SAA, 8.75%, 01/24/30
(b)
... 424 420,025
6,247,527
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Blackstone Mortgage Trust, Inc.
3.75% , 01/15/27 ................... 36 35,007
7.75% , 12/01/29 ................... 5 5,319
Rithm Capital Corp., 8.00%, 07/15/30 ...... 16 16,080
Starwood Property Trust, Inc.
7.25% , 04/01/29 ................... 19 19,985
6.00% , 04/15/30 ................... 10 10,114
6.50% , 07/01/30 ................... 17 17,558
6.50% , 10/15/30 ................... 47 48,525
152,588
Security
Par (000)
Par (000) Value
Multi-Utilities — 0.4%
(a)
A2A SpA, (5-Year EURIBOR ICE Swap Rate +
2.26%), 5.00%
(c) (j)
................. EUR 175 $ 213,394
CenterPoint Energy, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.85%, 02/15/55 ...... USD 16 16,553
Dominion Energy, Inc.
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00% , 06/01/54 ................. 3,805 4,082,506
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.21%), 6.63% ,
05/15/55 ...................... 10 10,149
4,322,602
Office REITs — 0.1%
alstria office AG, 5.50%, 03/20/31
(c)
........ EUR 600 719,633
Oil, Gas & Consumable Fuels — 2.7%
Aethon United BR LP, 7.50%, 10/01/29
(b)
..... USD 44 46,153
Antero Midstream Partners LP
(b)
5.38% , 06/15/29 ................... 55 54,587
6.63% , 02/01/32 ................... 6 6,197
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 ................... 19 23,228
5.88% , 06/30/29 ................... 13 13,022
6.63% , 07/15/33 ................... 21 21,304
Blue Racer Midstream LLC
(b)
7.00% , 07/15/29 ................... 25 26,092
7.25% , 07/15/32 ................... 20 21,193
Buckeye Partners LP
6.88% , 07/01/29
(b)
.................. 2 2,072
6.75% , 02/01/30
(b)
.................. 9 9,342
5.85% , 11/15/43 ................... 34 29,966
Cheniere Corpus Christi Holdings LLC, 5.13%,
06/30/27 ....................... 500 504,687
Chord Energy Corp., 6.75%, 03/15/33
(b)
..... 9 9,195
CITGO Petroleum Corp., 8.38%, 01/15/29
(b)
... 71 73,851
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
63 59,508
CNX Resources Corp., 7.25%, 03/01/32
(b)
.... 12 12,425
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 ................... 53 53,033
5.88% , 01/15/30 ................... 64 62,165
Crescent Energy Finance LLC
(b)
7.63% , 04/01/32 ................... 50 48,820
7.38% , 01/15/33 ................... 44 42,055
8.38% , 01/15/34 ................... 46 46,029
Delek Logistics Partners LP, 7.38%, 06/30/33
(b)
. 36 35,832
Diamondback Energy, Inc., 6.25%, 03/15/33 .. 4,540 4,835,165
Enbridge, Inc.
6.70% , 11/15/53 ................... 4,750 5,137,149
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20% ,
06/27/54
(a)
..................... 25 25,684
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38% ,
03/15/55
(a)
..................... 25 25,975
Encino Acquisition Partners Holdings LLC,
8.75%, 05/01/31
(b)
................. 32 35,339
Energy Transfer LP
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13%
(a) (j)
...................... 26 26,485
5.75% , 02/15/33 ................... 1,925 1,998,138
5.15% , 02/01/43 ................... 150 131,256
5.30% , 04/15/47 ................... 721 635,941
5.00% , 05/15/50 ................... 1,060 885,810

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54
(a)
..................... USD 58 $ 61,705
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13% ,
10/01/54
(a)
..................... 36 36,917
Eni SpA, Series NC9, (5-Year EUR Swap Annual
+ 2.77%), 2.75%
(a) (c) (j)
............... EUR 749 828,245
Enterprise Products Operating LLC
4.80% , 02/01/49 ................... USD 320 278,974
3.95% , 01/31/60 ................... 320 232,825
Excelerate Energy LP, 8.00%, 05/15/30
(b)
.... 22 23,191
Genesis Energy LP
7.75% , 02/01/28 ................... 30 30,444
8.88% , 04/15/30 ................... 2 2,123
7.88% , 05/15/32 ................... 76 79,021
8.00% , 05/15/33 ................... 6 6,273
Global Partners LP, 7.13%, 07/01/33
(b)
...... 15 15,210
Gran Tierra Energy, Inc., 9.50%, 10/15/29
(b)
... 419 318,620
Greenko Dutch BV, 3.85%, 03/29/26
(c)
...... 176 172,568
Greensaif Pipelines Bidco SARL
(b)
5.85% , 02/23/36 ................... 392 395,430
6.10% , 08/23/42 ................... 624 622,674
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(b)
...................... 22 22,547
Harvest Midstream I LP, 7.50%, 05/15/32
(b)
... 13 13,730
Hess Midstream Operations LP, 6.50%,
06/01/29
(b)
...................... 29 29,824
Hilcorp Energy I LP
(b)
6.25% , 11/01/28 ................... 27 27,062
5.75% , 02/01/29 ................... 33 32,570
6.00% , 04/15/30 ................... 4 3,889
6.25% , 04/15/32 ................... 3 2,865
6.88% , 05/15/34 ................... 56 53,639
7.25% , 02/15/35 ................... 14 13,690
Howard Midstream Energy Partners LLC
(b)
8.88% , 07/15/28 ................... 10 10,498
7.38% , 07/15/32 ................... 15 15,776
India Green Power Holdings, 4.00%, 02/22/27
(c)
165 159,509
ITT Holdings LLC, 6.50%, 08/01/29
(b)
....... 86 81,782
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30
(b)
73 75,551
Kinetik Holdings LP
(b)
6.63% , 12/15/28 ................... 25 25,570
5.88% , 06/15/30 ................... 5 5,042
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(b)
...................... 16 16,113
Matador Resources Co.
(b)
6.88% , 04/15/28 ................... 38 38,749
6.50% , 04/15/32 ................... 34 34,018
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(c)
...................... 336 266,812
Medco Cypress Tree Pte. Ltd., 8.63%, 05/19/30
(b)
250 256,063
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(b)
250 259,688
MPLX LP
4.95% , 03/14/52 ................... 5,499 4,552,517
5.65% , 03/01/53 ................... 930 853,328
Murphy Oil Corp., 5.88%, 12/01/42
(d)
....... 16 12,990
NAK Naftogaz Ukraine
(i)
7.13% , ( 7.13 % Cash or 7.13 % PIK),
07/19/26
(c)
..................... EUR 652 652,621
7.63% , ( 7.63 % Cash or 7.63 % PIK),
11/08/28
(b)
..................... USD 235 183,050
NGL Energy Operating LLC
(b)
8.13% , 02/15/29 ................... 47 47,484
8.38% , 02/15/32 ................... 98 98,294
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(b)
... USD 71 $ 71,631
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
...................... 19 19,677
ORLEN SA, 6.00%, 01/30/35
(b)
........... 327 335,338
Parkland Corp., 6.63%, 08/15/32
(b)
........ 20 20,442
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
.... 17 15,262
Permian Resources Operating LLC
(b)
8.00% , 04/15/27 ................... 48 49,075
5.88% , 07/01/29 ................... 35 35,136
7.00% , 01/15/32 ................... 30 31,101
6.25% , 02/01/33 ................... 62 62,575
Pertamina Hulu Energi PT, 5.25%, 05/21/30
(c)
.. 300 302,466
Pertamina Persero PT, 6.45%, 05/30/44
(b)
.... 348 356,700
Petroleos Mexicanos, 7.50%, 03/20/26
(b)
..... 690 678,787
Pluspetrol Camisea SA, 6.24%, 07/03/36
(b)
... 350 359,677
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
...... 23 23,957
Raizen Fuels Finance SA
(b)
6.45% , 03/05/34 ................... 465 462,917
6.95% , 03/05/54 ................... 200 185,300
Reliance Industries Ltd., 2.88%, 01/12/32
(c)
... 250 221,512
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
...................... 31 30,433
Sitio Royalties Operating Partnership LP, 7.88%,
11/01/28
(b)
...................... 44 46,071
Sunoco LP, 6.25%, 07/01/33
(b)
........... 23 23,384
Tallgrass Energy Partners LP
(b)
5.50% , 01/15/28 ................... 66 65,613
7.38% , 02/15/29 ................... 27 27,750
6.00% , 12/31/30 ................... 2 1,962
6.00% , 09/01/31 ................... 15 14,638
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
...................... 49 47,485
TransMontaigne Partners LLC, 8.50%, 06/15/30
(b)
6 6,242
Trident Energy Finance plc, 12.50%, 11/30/29
(c)
313 313,156
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a) (c)
...... EUR 614 793,779
Venture Global LNG, Inc.
(b)
9.50% , 02/01/29 ................... USD 81 88,240
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.44%), 9.00%
(a) (j)
... 348 338,325
8.38% , 06/01/31 ................... 189 196,302
9.88% , 02/01/32 ................... 97 104,756
Venture Global Plaquemines LNG LLC
(b)
7.50% , 05/01/33 ................... 41 43,904
6.50% , 01/15/34 ................... 108 108,000
7.75% , 05/01/35 ................... 37 40,049
6.75% , 01/15/36 ................... 112 112,000
Vista Energy Argentina SAU, 8.50%, 06/10/33
(b)
348 350,523
Vital Energy, Inc.
7.75% , 07/31/29
(b)
.................. 6 5,299
9.75% , 10/15/30 ................... 14 12,672
7.88% , 04/15/32
(b)
.................. 44 37,621
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
...................... 31 30,795
Wintershall Dea Finance 2 BV, (5-Year EURIBOR
ICE Swap Rate + 3.94%), 6.12%
(a) (c) (j)
..... EUR 499 600,288
32,558,029
Paper & Forest Products — 0.2%
Fedrigoni SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
5.98% , 01/15/30
(a)
................ 100 114,561
6.13% , 06/15/31 ................... 622 700,793
LD Celulose International GmbH, 7.95%,
01/26/32
(b)
...................... USD 330 346,088
Magnera Corp., 7.25%, 11/15/31
(b)
........ 14 13,201

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Paper & Forest Products (continued)
Sappi Papier Holding GmbH
4.50% , 03/15/32
(c)
.................. EUR 961 $ 1,111,991
WEPA Hygieneprodukte GmbH, 5.63%,
01/15/31
(c)
...................... 448 549,622
2,836,256
Passenger Airlines — 0.1%
ABRA Global Finance, 14.00%, (14.00% Cash or
14.00% PIK), 10/22/29
(b) (i)
............ USD 369 278,505
Air France-KLM, (5-Year EURIBOR ICE Swap
Rate + 3.58%), 5.75%
(a) (c) (j)
............ EUR 200 233,962
American Airlines, Inc., 8.50%, 05/15/29
(b)
.... USD 36 37,747
Deutsche Lufthansa AG, (5-Year EURIBOR ICE
Swap Rate + 2.86%), 5.25%, 01/15/55
(a) (c)
.. EUR 200 233,835
JetBlue Airways Corp., 9.88%, 09/20/31
(b)
.... USD 27 26,268
OneSky Flight LLC, 8.88%, 12/15/29
(b)
...... 23 23,948
United Airlines, Inc., 4.63%, 04/15/29
(b)
...... 34 33,003
867,268
Personal Care Products — 0.0%
Ontex Group NV, 5.25%, 04/15/30
(c)
....... EUR 181 217,732
Opal Bidco SAS, 5.50%, 03/31/32
(c)
........ 160 192,241
Perrigo Finance Unlimited Co., 6.13%, 09/30/32 USD 69 69,662
Prestige Brands, Inc., 3.75%, 04/01/31
(b)
..... 26 23,959
503,594
Pharmaceuticals — 0.5%
1261229 BC Ltd., 10.00%, 04/15/32
(b)
...... 240 242,105
Bausch Health Cos., Inc., 11.00%, 09/30/28
(b)
.. 174 172,260
Bayer AG, (5-Year EUR Swap Annual + 4.46%),
5.38%, 03/25/82
(a) (c)
................ EUR 700 828,911
Bayer US Finance LLC, 6.88%, 11/21/53
(b)
... USD 745 791,169
Dolcetto Holdco SpA
(c)
(3-mo. EURIBOR + 3.63%), 5.56% ,
07/14/32
(a)
..................... EUR 100 117,967
5.63% , 07/14/32 ................... 271 321,623
Endo Finance Holdings, Inc., 8.50%, 04/15/31
(b)
USD 20 21,171
Gruenenthal GmbH, 4.63%, 11/15/31
(c)
...... EUR 789 935,230
Nidda Healthcare Holding GmbH
(c)
7.00% , 02/21/30 ................... 993 1,220,949
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
5.89% , 10/23/30
(a)
................ 134 158,295
Rossini SARL
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
5.86% , 12/31/29
(a)
................ 103 122,115
6.75% , 12/31/29 ................... 889 1,105,453
Teva Pharmaceutical Finance Netherlands III BV,
3.15%, 10/01/26 .................. USD 90 88,003
6,125,251
Professional Services — 0.0%
(b)
Amentum Holdings, Inc., 7.25%, 08/01/32 .... 28 28,816
CACI International, Inc., 6.38%, 06/15/33 .... 40 41,278
CoreLogic, Inc., 4.50%, 05/01/28 ......... 153 145,944
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 74 75,850
KBR, Inc., 4.75%, 09/30/28 ............. 49 46,918
Science Applications International Corp., 4.88%,
04/01/28 ....................... 38 37,411
376,217
Real Estate Management & Development — 0.7%
ADLER Financing SARL
8.25% , 12/31/28 ................... EUR 967 1,152,548
10.00% , 12/31/29 .................. 48 57,421
Aldar Properties PJSC, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.04%), 6.62%, 04/15/55
(a) (c)
........... USD 225 228,769
Alpha Star Holding IX Ltd., 7.00%, 08/26/28
(c)
.. 430 435,581
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ............ USD 28 $ 26,532
7.00% , 04/15/30
(b)
.................. 23 21,239
9.75% , 04/15/30
(b)
.................. 15 15,242
Aroundtown Finance SARL, (5-Year EURIBOR
ICE Swap Rate + 4.51%), 7.13%
(a) (c) (j)
..... EUR 894 1,106,818
Citycon Treasury BV, 5.38%, 07/08/31
(c)
..... 316 382,610
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(b)
...................... USD 63 67,652
DEMIRE Deutsche Mittelstand Real Estate AG,
5.00%, 12/31/27
(c) (d)
................ EUR 360 398,551
Fantasia Holdings Group Co. Ltd.
(c)(e)(k)
15.00% , 12/18/21 .................. USD 200 5,500
11.75% , 04/17/22 .................. 5,280 145,200
10.88% , 01/09/23 .................. 330 9,075
7.95% , 07/05/24 ................... 750 20,625
12.25% , 10/18/24 .................. 755 20,762
Fastighets AB Balder, 1.25%, 01/28/28
(c)
..... EUR 790 889,762
Five Point Operating Co. LP, 10.50%,
01/15/28
(b) (d)
..................... USD 840 854,162
Grand City Properties SA, (5-Year EUR Swap
Annual + 2.18%), 1.50%
(a) (c) (j)
.......... EUR 200 228,267
Heimstaden Bostad AB, (5-Year EUR Swap
Annual + 3.15%), 2.63%
(a) (c) (j)
.......... 359 401,740
Howard Hughes Corp. (The), 4.38%, 02/01/31
(b)
USD 35 32,300
Longfor Group Holdings Ltd., 3.38%, 04/13/27
(c)
200 181,250
MAF Global Securities Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.54%), 6.38%
(a) (c) (j)
................ 280 279,387
Modernland Overseas Pte. Ltd., 6.00%, (6.00%
Cash or 6.00% PIK), 04/30/27
(c) (i)
........ 1,043 347,059
New Immo Holding SA, 2.75%, 11/26/26
(c)
.... EUR 400 463,355
NWD Finance BVI Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.86%), 4.13%
(a) (c) (j)
................ USD 200 53,100
Sinochem Offshore Capital Co. Ltd., 2.38%,
09/23/31
(c)
...................... 250 219,645
Vivion Investments SARL, 8.25%, (8.25% Cash
or 7.90% PIK), 08/31/28
(c) (i)
........... EUR 251 288,570
8,332,722
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(b)
USD 56 54,489
Semiconductors & Semiconductor Equipment — 0.3%
Broadcom, Inc., 1.95%, 02/15/28
(b)
........ 2,662 2,510,635
Entegris, Inc., 4.75%, 04/15/29
(b)
......... 22 21,756
MKS, Inc., 1.25%, 06/01/30
(l)
............ 51 50,261
NXP BV, 4.40%, 06/01/27 .............. 1,405 1,407,290
ON Semiconductor Corp., 0.50%, 03/01/29
(l)
.. 29 26,802
4,016,744
Software — 1.0%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
.. 407 400,596
Camelot Finance SA, 4.50%, 11/01/26
(b)
..... 18 17,724
Capstone Borrower, Inc.
(b)
Series jun , 8.00% , 06/15/30 ............ 34 35,382
8.00% , 06/15/30 ................... 100 104,335
Central Parent LLC, 8.00%, 06/15/29
(b)
...... 49 40,518
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 ................... 119 114,064
4.88% , 07/01/29 ................... 83 78,153
Cloud Software Group, Inc.
(b)
6.50% , 03/31/29 ................... 462 466,303
9.00% , 09/30/29 ................... 320 331,688
8.25% , 06/30/32 ................... 1,002 1,066,357
Elastic NV, 4.13%, 07/15/29
(b)
........... 51 48,732

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Ellucian Holdings, Inc., 6.50%, 12/01/29
(b)
.... USD 105 $ 107,383
Fair Isaac Corp.
(b)
4.00% , 06/15/28 ................... 45 43,797
6.00% , 05/15/33 ................... 140 141,283
Helios Software Holdings, Inc.
7.88% , 05/01/29
(c)
.................. EUR 490 597,109
IPD 3 BV, 5.50%, 06/15/31
(c)
............ 251 299,731
McAfee Corp., 7.38%, 02/15/30
(b)
......... USD 66 62,329
Oracle Corp.
3.95% , 03/25/51 ................... 8,055 5,945,352
5.55% , 02/06/53 ................... 1,335 1,255,397
PTC, Inc., 4.00%, 02/15/28
(b)
............ 7 6,804
SS&C Technologies, Inc., 6.50%, 06/01/32
(b)
.. 78 80,973
TeamSystem SpA
(c)
5.00% , 07/01/31 ................... EUR 169 198,934
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.78% , 07/31/31
(a)
................ 157 185,222
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.19% , 07/01/32
(a)
................ 289 340,113
UKG, Inc., 6.88%, 02/01/31
(b)
............ USD 395 409,842
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
55 51,711
12,429,832
Specialized REITs — 0.6%
Equinix, Inc., 1.80%, 07/15/27 ........... 7,864 7,496,288
Iron Mountain, Inc.
(b)
5.25% , 07/15/30 ................... 3 2,959
6.25% , 01/15/33 ................... 48 49,354
SBA Communications Corp., 3.13%, 02/01/29 . 68 64,225
7,612,826
Specialty Retail — 0.6%
Afflelou SAS
6.00% , 07/25/29
(c)
.................. EUR 712 871,928
Asbury Automotive Group, Inc.
4.50% , 03/01/28 ................... USD 5 4,932
5.00% , 02/15/32
(b)
.................. 11 10,466
Bubbles Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.23% , 09/30/31
(a)
................ EUR 166 196,149
6.50% , 09/30/31 ................... 170 202,986
Carvana Co.
(b)(i)
11.00% , ( 11.00 % Cash or 13.00 % PIK),
06/01/30 ...................... USD 87 91,184
0.00% , ( 0.00 % Cash or 14.00 % PIK),
06/01/31 ...................... 177 200,240
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(c)
... GBP 1,044 1,473,192
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
. USD 22 23,449
Dufry One BV, 4.50%, 05/23/32
(c)
......... EUR 126 148,962
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 4.13%), 6.40%, 07/15/31
(a) (c)
...... 219 259,261
Goldstory SAS, 6.75%, 02/01/30
(c)
........ 785 960,308
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
.. USD 14 14,376
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.... 34 34,079
LCM Investments Holdings II LLC
(b)
4.88% , 05/01/29 ................... 73 70,989
8.25% , 08/01/31 ................... 34 36,148
Lowe's Cos., Inc., 3.00%, 10/15/50 ........ 4,146 2,590,244
Staples, Inc., 10.75%, 09/01/29
(b)
......... 19 17,982
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.... 250 249,603
7,456,478
Technology Hardware, Storage & Peripherals — 0.0%
(b)
Diebold Nixdorf, Inc., 7.75%, 03/31/30 ...... 13 13,792
Seagate Data Storage Technology Pte. Ltd.,
5.88%, 07/15/30 .................. 29 29,433
Seagate HDD Cayman, 8.50%, 07/15/31 .... 109 116,977
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
Xerox Corp., 10.25%, 10/15/30 .......... USD 12 $ 12,563
172,765
Textiles, Apparel & Luxury Goods — 0.2%
Beach Acquisition Bidco LLC
5.25% , 07/15/32
(c)
.................. EUR 222 263,466
10.00% , ( 10.00 % Cash or 10.75 % PIK),
07/15/33
(b) (i)
.................... USD 200 207,303
Crocs, Inc., 4.25%, 03/15/29
(b)
........... 48 45,792
European TopSoho SARL, Series SMCP, 4.00%,
09/21/21
(c) (e) (k) (l)
................... EUR 1,100 647,873
Hanesbrands, Inc., 9.00%, 02/15/31
(b)
...... USD 2 2,117
Levi Strauss & Co., 3.50%, 03/01/31
(b)
...... 29 26,534
PrestigeBidCo GmbH
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
6.03% , 07/01/29
(a) (c)
............... EUR 631 746,817
Under Armour, Inc., 7.25%, 07/15/30
(b)
...... USD 15 15,191
1,955,093
Tobacco — 1.0%
Altria Group, Inc., 4.40%, 02/14/26 ........ 63 62,948
BAT Capital Corp., 2.26%, 03/25/28 ....... 12,726 12,040,177
12,103,125
Trading Companies & Distributors — 0.1%
(b)
Fortress Transportation & Infrastructure Investors
LLC
5.50% , 05/01/28 ................... 51 50,725
7.88% , 12/01/30 ................... 48 50,929
7.00% , 05/01/31 ................... 233 241,256
7.00% , 06/15/32 ................... 94 97,058
5.88% , 04/15/33 ................... 51 50,358
Foundation Building Materials, Inc., 6.00%,
03/01/29 ....................... 2 1,834
Herc Holdings, Inc.
6.63% , 06/15/29 ................... 12 12,312
7.00% , 06/15/30 ................... 45 46,996
7.25% , 06/15/33 ................... 23 24,100
Imola Merger Corp., 4.75%, 05/15/29 ....... 45 43,447
QXO Building Products, Inc., 6.75%, 04/30/32 . 112 115,383
United Rentals North America, Inc., 6.13%,
03/15/34 ....................... 7 7,210
WESCO Distribution, Inc.
6.63% , 03/15/32 ................... 22 22,862
6.38% , 03/15/33 ................... 60 62,015
826,485
Transportation Infrastructure — 0.1%
(c)
DP World Crescent Ltd., 3.75%, 01/30/30 .... 635 604,441
HPHT Finance 21 II Ltd., 1.50%, 09/17/26 .... 300 289,005
Royal Capital BV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
7.40%), 5.00%
(a) (j)
................. 200 199,000
Shanghai Port Group BVI Development Co. Ltd.,
1.50%, 07/13/25 .................. 200 199,780
1,292,226
Water Utilities — 0.0%
Thames Water Utilities Ltd., 0.00%, 03/22/27
(c) (m)
GBP 2 2,392
Wireless Telecommunication Services — 1.1%
Eutelsat SA
(c)
1.50% , 10/13/28 ................... EUR 300 321,331
9.75% , 04/13/29 ................... 378 479,973
Globe Telecom, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.53%), 4.20%
(a) (c) (j)
................ USD 200 196,850
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(b)
................ 271 288,642

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Odido Holding BV, 3.75%, 01/15/29
(c)
....... EUR 539 $ 627,772
SoftBank Group Corp.
(c)
5.38% , 01/08/29 ................... 665 795,681
5.75% , 07/08/32 ................... 506 595,301
T-Mobile USA, Inc.
2.05% , 02/15/28 ................... USD 1,922 1,816,643
5.05% , 07/15/33 ................... 3,500 3,523,720
Turkcell Iletisim Hizmetleri A/S, 7.65%,
01/24/32
(b)
...................... 334 340,054
VEON Holdings BV, 3.38%, 11/25/27
(b)
...... 380 349,600
VF Ukraine PAT
(d)
9.62% , 02/11/27
(b)
.................. 251 239,299
9.62% , 02/11/27
(c)
.................. 171 163,354
Vmed O2 UK Financing I plc
4.00% , 01/31/29
(c)
.................. GBP 239 304,309
5.63% , 04/15/32
(c)
.................. EUR 800 965,683
7.75% , 04/15/32
(b)
.................. USD 494 513,339
Vodafone Group plc, (5-Year EUR Swap Annual
+ 3.43%), 4.20%, 10/03/78
(a) (c)
......... EUR 341 408,256
WOM Chile Holdco SpA, 5.00%, (5.00% Cash or
5.00% PIK), 04/01/32
(a) (b) (i) (l)
........... USD 222 216,410
WOM Mobile SA, 12.50%, (12.50% Cash or
12.50% PIK), 04/01/31
(a) (b) (i)
........... 62 59,439
Zegona Finance plc, 6.75%, 07/15/29
(c)
..... EUR 1,085 1,357,955
13,563,611
Total Corporate Bonds — 38 .4%
(Cost: $ 466,331,788 ) .............................. 464,394,732
Fixed Rate Loan Interests
Health Care Technology — 0.0%
Cotiviti, Inc., 1st Lien Term Loan ,
7.63%
,
05/01/31 ................... USD 280 281,050
IT Services — 0.0%
X Corp., 1st Lien Term Loan B3 , 9.50%
,
10/26/29 41 39,838
Software — 0.1%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
12/09/31 ................... 482 485,615
Total Fixed Rate Loan Interests — 0 .1%
(Cost: $ 802,203 ) ................................. 806,503
Floating Rate Loan Interests
Aerospace & Defense — 0.4%
(a)
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.75% Floor +
3.50%), 7.58%
,
06/24/30 ............. 236 236,927
Bleriot US Bidco, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.05%
,
10/31/30 ................... 333 333,968
Cobham Ultra SeniorCo SARL, Facility 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.50% Floor + 3.50%), 8.18%
,
08/03/29 ... 305 305,445
Cubic Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
8.84%
,
05/25/28 ................... 858 444,465
Cubic Corp., 1st Lien Term Loan C , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
8.84%
,
05/25/28 ................... 175 90,352
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.33%
,
10/31/31 ............. 596 596,189
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.33%
,
10/31/31 ............. USD 227 $ 227,046
GOAT Holdco LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.08%
,
01/27/32 ................... 130 129,805
Kaman Corp., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 2.75%; 6-mo.
CME Term SOFR at 0.50% Floor + 2.75% at
0.50% Floor + 2.75%), 7.08%
,
02/26/32 ... 164 163,913
Peraton Corp., 1st Lien Term Loan B , 02/01/28
(n)
444 390,702
Peraton Corp., 2nd Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
12.18%
,
02/01/29 .................. 104 72,244
Propulsion BC Newco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
09/14/29 ............. 54 54,404
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.05%
,
11/06/28 ........ 145 145,514
Signia Aerospace LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.30%
,
12/11/31
(f)
............. 83 83,399
TransDigm, Inc., 1st Lien Term Loan J , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.80%
,
02/28/31 ................... 1,261 1,263,118
TransDigm, Inc., 1st Lien Term Loan K , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.05%
,
03/22/30 ................... 72 72,314
TransDigm, Inc., 1st Lien Term Loan L , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.80%
,
01/19/32 ................... 231 231,562
4,841,367
Automobile Components — 0.2%
(a)
Champions Financing, Inc., 1st Lien Term Loan ,
9.08%
,
02/06/29 ................... 112 104,298
Clarios Global LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.83% , 05/06/30 ........... 864 860,942
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.08% , 01/28/32 ........... 400 400,252
Garrett Motion Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 2.25%), 6.53%
,
01/30/32
(f)
........... 25 25,031
Gates Global LLC, 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.08%
,
06/04/31 ................... 594 593,348
RealTruck Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.44%
,
01/31/28 ............. 109 99,267
Tenneco, Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%), 9.40% -
9.42%
,
11/17/28 ................... 323 314,602
2,397,740
Automobiles — 0.0%
Dealer Tire Financial LLC, 1st Lien Term Loan
B5 , (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
07/02/31
(a) (f)
............ 314 312,530
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan
7.65% , 01/24/29 ................... 208 165,361

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Beverages (continued)
(3-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.71% , 01/24/29 ........... USD 546 $ 540,441
01/24/30
(n)
....................... 144 66,464
Sazerac Co., Inc., 1st Lien Term Loan B ,
06/24/32
(n)
....................... 275 274,656
1,046,922
Biotechnology — 0.1%
Phoenix Newco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.83%
,
11/15/28
(a)
.................. 649 649,453
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.50% Floor + 3.25%), 7.69%
,
11/23/28
(f)
. 117 116,297
StubHub Holdco Sub LLC, 1st Lien Term Loan B ,
9.08%
,
03/15/30 ................... 1,015 982,900
1,099,197
Building Products — 0.2%
(a)
AZEK Group LLC (The), 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.33%
,
09/26/31 ............. 217 216,639
AZZ, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
6.83%
,
05/14/29 ................... 113 113,598
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
7.68%
,
11/03/28 ................... 885 885,945
CP Iris Holdco I, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.83%
,
10/02/28 ................... 319 318,172
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.55%
,
08/05/31 ................... 702 690,078
2,224,432
Capital Markets — 0.3%
(a)
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B , 7.04%
,
02/18/31 .......... 527 522,389
Aretec Group, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.83%
,
08/09/30 ............. 158 157,897
Ascensus Group Holdings, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.33%
,
08/02/28 ........ 477 477,331
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7 , (3-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.05%
,
12/20/29 ................... 343 343,718
Azalea Topco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.58%
,
04/30/31 ................... 159 158,774
BCPE Pequod Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.58%
,
11/25/31 .............. 315 315,525
Citadel Securities Global Holdings LLC, Facility
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 2.00%), 6.33%
,
10/31/31 .. 348 349,575
Edelman Financial Engines Center LLC (The),
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.33%
,
04/07/28 .. 349 349,514
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Focus Financial Partners LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.08%
,
09/15/31 ........ USD 373 $ 372,048
Jane Street Group LLC, 1st Lien Term Loan ,
12/15/31
(n)
....................... 560 558,878
Jefferies Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
10/21/31 ............. 188 188,290
Osaic Holdings, Inc., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.83%
,
08/17/28 ............. 317 317,627
OVG Business Services LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.33%
,
06/25/31
(f)
........... 79 78,222
4,189,788
Chemicals — 0.4%
(a)
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 8.43%
,
11/24/27
(f)
........... 195 182,351
Chemours Co. (The), 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.33%
,
08/18/28 ............. 161 160,620
Derby Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.31%
,
11/01/30 ................... 395 393,295
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.02%
,
10/04/29 ............. 36 35,734
Element Solutions, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.08%
,
12/18/30 ............. 553 554,264
Fortis 333, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.80%
,
03/29/32 ................... 144 143,775
HB Fuller Co., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.08%
,
02/15/30 ................... 230 230,274
INEOS US Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.58%
,
02/18/30 ............. 142 135,719
INEOS US Petrochem LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.68%
,
10/07/31 ............. 139 126,174
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 8.32%
,
07/03/28 ............. 323 293,818
Minerals Technologies, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.33%
,
11/26/31
(f)
............. 202 201,733
Momentive Performance Materials, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.33%
,
03/29/28 ........ 507 508,415
Nouryon Finance BV, 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.51%
,
04/03/28 ............. 302 303,403
Olympus Water US Holding Corp., 1st Lien Term
Loan B6 , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.30%
,
06/23/31 ........ 558 550,465
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 2.96%), 7.35%
,
04/08/31 .. 400 375,654

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Paint Intermediate III LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.30%
,
10/09/31 ............. USD 130 $ 128,378
Sparta US HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.00%), 7.32%
,
08/02/30 ............. 394 389,354
WR Grace Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
09/22/28 ............. 376 376,451
5,089,877
Commercial Services & Supplies — 0.7%
(a)
Action Environmental Group, Inc. (The), 1st Lien
Term Loan , 8.05%
,
10/24/30
(f)
.......... 212 211,944
Allied Universal Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.18%
,
05/12/28 ............. 1,135 1,140,051
Anticimex Global AB, 1st Lien Term Loan B6 ,
(1-day SOFR at 0.50% Floor + 3.40%),
7.66%
,
11/16/28 ................... 160 160,036
Aramark Services, Inc., 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.33%
,
04/06/28 ............. 355 355,166
Aramark Services, Inc., 1st Lien Term Loan B8 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.33%
,
06/24/30 ............. 400 400,974
Asplundh Tree Expert LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.18%
,
09/06/27 ............. 272 272,881
Citrin Cooperman Advisors LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.30%
,
04/01/32 ............ 195 194,334
Clean Harbors, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.08%
,
10/10/28 ................... 453 457,146
Froneri International Ltd., Facility 1st Lien Term
Loan B4 , (12-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.74%
,
09/30/31 ........ 1,111 1,097,927
Garda World Security Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.31%
,
02/01/29 ............. 401 400,929
Grant Thornton Advisors LLC, Delayed Draw 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 7.08%
,
06/02/31 ... 117 117,148
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 0.00%), 8.30% - 0.00%
,
10/17/30 ...... 166 165,910
LABL, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
9.43%
,
10/30/28 ................... 369 331,397
Novelis, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
6.30%
,
03/11/32 ................... 630 631,208
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.32%
,
10/15/30 ... 211 210,877
Prime Security Services Borrower LLC, 1st Lien
Term Loan B2 , 03/08/32
(n)
............. 424 419,876
Quartz AcquireCo LLC, 1st Lien Term Loan B2 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.55%
,
06/28/30 ............. 475 475,951
Reworld Holding Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.56%
,
11/30/28 .............. 275 275,636
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Reworld Holding Corp., 1st Lien Term Loan C ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.56%
,
11/30/28 .............. USD 22 $ 21,745
Ryan LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
7.83%
,
11/14/30 ................... 22 21,745
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 9.56%
,
02/15/29
(f)
... 70 69,998
Tempo Acquisition LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.08%
,
08/31/28 ............. 478 476,039
TruGreen LP, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
8.43%
,
11/02/27 ................... 148 139,676
Vestis Corp., 1st Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.58%
,
02/24/31 ................... 197 188,399
8,236,993
Communications Equipment — 0.0%
(a)
Ciena Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
10/24/30 ................... 392 393,250
Viasat, Inc., 1st Lien Term Loan
03/02/29
(n)
....................... 52 49,979
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.93% , 05/30/30 ........... 70 66,451
509,680
Construction & Engineering — 0.1%
(a)
Brand Industrial Services, Inc., 1st Lien Term
Loan C , 8.78%
,
08/01/30 ............. 947 788,999
Construction Partners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.83%
,
11/03/31 .............. 78 77,804
Legence Holdings LLC, 1st Lien Term Loan ,
12/15/28
(n)
....................... 108 107,667
Pike Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.44%
,
01/21/28 ................... 393 395,126
1,369,596
Construction Materials — 0.2%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.08%
,
01/31/31 ................... 388 388,724
NEW AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.33%
,
03/08/29 .................. 301 271,950
Oldcastle BuildingEnvelope, Inc., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 8.55%
,
04/30/29 ........ 187 171,597
Potters Borrower LP, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.00%),
7.33%
,
12/14/27 ................... 119 118,801
Quikrete Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58%
,
04/14/31 ............. 366 364,970
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58%
,
03/19/29 ............. 321 321,084

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction Materials (continued)
Quikrete Holdings, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58%
,
02/10/32 ............. USD 176 $ 175,253
Standard Building Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 1.75%), 6.07%
,
09/22/28 ............ 184 184,507
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 7.58%
,
10/19/29 ... 842 836,386
2,833,272
Consumer Staples Distribution & Retail — 0.0%
(a)
EG Finco Ltd., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.58%
,
02/07/28 ................... 85 85,629
US Foods, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.08%
,
10/03/31 ................... 305 307,790
393,419
Containers & Packaging — 0.2%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 2.75%), 7.06%
,
11/29/30 ............ 869 871,244
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B , 04/01/32
(n)
.............. 424 422,348
Clydesdale Acquisition Holdings, Inc., Delayed
Draw 1st Lien Term Loan B , 04/01/32
(n)
.... —
(o)
222
Colossus Acquireco LLC, 1st Lien Term Loan B ,
06/14/32
(n)
....................... 323 320,658
Mauser Packaging Solutions Holding Co., Facility
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.32%
,
04/15/27 .. 303 302,928
Pregis Topco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.33%
,
02/01/29 ................... 227 226,982
Reynolds Consumer Products LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 6.08%
,
03/04/32 ............ 69 69,057
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7 , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.05%
,
09/15/28 ............. 425 416,911
2,630,350
Distributors — 0.0%
Pai HoldCo, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.29%
,
10/28/27
(a)
.................. 197 150,437
Diversified Consumer Services — 0.2%
(a)
Bright Horizons Family Solutions LLC, 1st Lien
Term Loan B , (1-mo. CME Term SOFR at
0.50% Floor + 1.75%), 6.08%
,
11/24/28 .... 402 403,198
Kuehg Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
7.55%
,
06/12/30 ................... 203 202,581
Learning Care Group US No. 2, Inc., 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.50% Floor + 4.00%), 8.31%
,
08/11/28 .... 53 52,939
OMNIA Partners LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.03%
,
07/25/30 ............. 159 159,432
PG Polaris BidCo SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.05%
,
03/26/31 ............. 178 178,461
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Planet US Buyer LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
02/07/31 ............. USD 111 $ 111,747
Spring Education Group, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 4.00%), 8.30%
,
09/30/30 ............ 390 391,480
Verde Purchaser LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.30%
,
11/30/30 .............. 137 137,686
Wand NewCo 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.83%
,
01/30/31 ................... 477 474,161
2,111,685
Diversified REITs — 0.0%
RHP Hotel Properties LP, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.33%
,
05/18/30
(a)
............ 154 153,725
Diversified Telecommunication Services — 0.3%
(a)
Connect Finco SARL, 1st Lien Term Loan ,
09/13/29
(n)
....................... 171 162,061
Level 3 Financing, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.58%
,
03/29/32 ............. 751 758,668
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.33%
,
06/01/28 ............. 23 24,036
Lumen Technologies, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.79%
,
04/16/29 ............. 247 244,097
Lumen Technologies, Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.79%
,
04/15/30 ............. 202 199,217
Orbcomm, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
8.69%
,
09/01/28 ................... 142 127,493
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
7.69%
,
09/25/26 ................... 686 595,901
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.68%
,
01/31/29 ........ 291 287,928
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.44%
,
03/09/27 ............. 1,204 1,143,275
3,542,676
Electric Utilities — 0.1%
(a)
NRG Energy, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.03%
,
04/16/31 ................... 367 367,044
Vistra Operations Co. LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.08%
,
12/20/30 ............. 316 316,978
684,022
Electrical Equipment — 0.0%
GrafTech Global Enterprises, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00% Floor
+ 5.00%), 9.32%
,
12/21/29
(a)
........... 30 29,778

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.0%
(a)
Celestica, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
06/20/31
(f)
.................. USD 105 $ 104,940
Coherent Corp., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.33%
,
07/02/29 ................... 415 415,402
520,342
Energy Equipment & Services — 0.0%
Covia Holdings LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.57%
,
02/13/32
(a)
.................. 102 102,170
Entertainment — 0.3%
(a)
City Football Group Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.04%
,
07/22/30 ............. 321 318,823
Creative Artists Agency LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.08%
,
10/01/31 ............. 828 830,391
Delta 2 (Lux) SARL, 1st Lien Term Loan B ,
6.30%
,
09/30/31 ................... 425 424,803
Liberty Media Corp., 1st Lien Term Loan ,
08/01/31
(n)
....................... 212 212,446
Live Nation Entertainment, Inc., 1st Lien Term
Loan B4 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.17%
,
10/19/26 ........ 394 393,813
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.80%
,
11/13/29 .............. 322 305,564
NEP Group, Inc., 1st Lien Term Loan B , ( 7.84%
Cash or 1.50 % PIK), 08/19/26
(i) (n)
......... 131 120,133
Playtika Holding Corp., Facility 1st Lien Term
Loan B1 , 7.19%
,
03/13/28 ............. 193 189,405
UFC Holdings LLC, 1st Lien Term Loan B4 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
11/21/31 .............. 665 667,003
WMG Acquisition Corp., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.08%
,
01/24/31 ............. 736 736,246
4,198,627
Financial Services — 0.6%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.58%
,
12/21/28 ........ 358 357,424
ABG Intermediate Holdings 2 LLC, Delayed Draw
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 2.25%), 6.58%
,
02/13/32 .. 239 238,701
Altera Corp, 1st Lien Term Loan B , 06/18/32
(n)
. 191 190,842
Apex Group Treasury LLC, 1st Lien Term Loan B ,
02/27/32
(n)
....................... 386 384,346
APi Group DE, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.08%
,
01/03/29 ................... 581 581,017
Belron Finance 2019 LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.05%
,
10/16/31 ............. 882 885,411
Boost Newco Borrower LLC, 1st Lien Term Loan
B2 , (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.30%
,
01/31/31 ............. 1,027 1,028,982
Clover Holdings SPV III LLC, 1st Lien Term Loan ,
( 15.00 % Cash or 15.00 % PIK), 12/09/27
(i) (n)
.. 4 3,845
CPI Holdco B LLC, 1st Lien Term Loan
05/19/31
(n)
....................... 494 491,909
Security
Par (000)
Par (000) Value
Financial Services (continued)
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58% , 05/19/31 ........... USD 200 $ 199,750
Deerfield Dakota Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 3.75%), 8.05%
,
04/09/27 ............ 666 646,428
Deerfield Holdings Corp., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.31%
,
04/07/28 ............. 249 237,039
Endeavor Operating Co. LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
03/24/32 ............. 870 870,270
FinCo I LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.58%
,
06/27/29 ................... 36 36,001
Guardian US Holdco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.80%
,
01/31/30 ............. 80 79,161
Hyperion Refinance SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.33%
,
02/18/31 ............. 513 514,265
Hyperion Refinance SARL, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.83%
,
04/18/30 ............. 44 44,208
Osttra Group Ltd., 1st Lien Term Loan , 05/21/32
(n)
239 239,717
Sotera Health Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.55%
,
05/30/31 ............. 545 546,588
WEX, Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.08%
,
04/03/28 ................... 80 79,554
WEX, Inc., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.08%
,
03/05/32 ................... 145 144,186
7,799,644
Food Products — 0.2%
(a)
Chobani LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.83%
,
10/25/27 ................... 1,202 1,204,915
MP Midco Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 2.00% Floor +
6.50%), 10.83%
,
03/29/30 ............. 36 36,169
Nomad Foods US LLC, Facility 1st Lien Term
Loan B4 , (6-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 6.54%
,
11/13/29 ........ 278 277,999
Primo Brands Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.55%
,
03/31/28 ................... 233 233,584
Utz Quality Foods LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.83%
,
01/29/32 ............. 478 477,334
2,230,001
Gas Utilities — 0.0%
(a)
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.33%
,
03/25/32 ............ 151 151,539
NGL Energy Operating LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.08%
,
02/03/31 ............. 65 64,074
215,613

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation — 0.1%
(a)
Avis Budget Car Rental LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.19%
,
08/06/27 ............. USD 162 $ 160,158
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.05%
,
04/10/31 ............. 1,109 1,102,252
Hertz Corp. (The), 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.04%
,
06/30/28 ................... 276 229,028
Hertz Corp. (The), 1st Lien Term Loan C , (3-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.04%
,
06/30/28 ................... 54 44,961
1,536,399
Health Care Equipment & Supplies — 0.1%
Bausch + Lomb Corp., 1st Lien Term Loan
(a)
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.33% , 09/29/28 ........... 214 213,917
(12-mo. CME Term SOFR at 0.00% Floor +
4.25%), 01/15/31
(n)
............... 583 583,172
797,089
Health Care Providers & Services — 0.4%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 7.33%
,
09/29/28 ............ 463 464,050
CNT Holdings I Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.78%
,
11/08/32 ................... 314 315,069
Concentra Health Services, Inc., 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.33%
,
07/28/31 ........ 158 158,764
Ensemble RCM LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.28%
,
08/01/29 ............. 393 394,642
Examworks Bidco, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.08%
,
11/01/28 .............. 578 579,288
EyeCare Partners LLC, 1st Lien Term Loan A ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 10.02%
,
08/31/28 ............. 23 23,509
EyeCare Partners LLC, 1st Lien Term Loan
B , (6-mo. CME Term SOFR at 0.00% Floor
+ 1.00%), 5.23% ( 5.23 % Cash or 3.61%
PIK), 11/30/28
(i)
.................... 137 106,574
EyeCare Partners LLC, 1st Lien Term Loan C ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.75%), 11.02% ( 11.02 % Cash or 11.47%
PIK), 11/30/28
(e) (f) (i) (k)
................. 43 10,816
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
05/19/31
(n)
....................... 210 207,130
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.88%
,
11/01/28 ............ —
(o)
48
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 7.00%), 11.38%
,
11/01/29 ............ 404 170,165
Medline Borrower LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.58%
,
10/23/28 ................... 1,974 1,974,606
Option Care Health, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.58%
,
10/27/28 ............. 304 305,961
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.58%
,
11/19/31 ............ USD 141 $ 140,409
Surgery Center Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 7.08%
,
12/19/30 ............ 392 393,420
Vizient, Inc., 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.08%
,
08/01/31 ................... 110 110,429
5,354,880
Health Care Technology — 0.3%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.08%
,
02/15/29 ............. 1,397 1,395,148
Cotiviti, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.07%
,
05/01/31 ................... 752 747,668
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.40%
,
10/01/27 ............. 335 322,320
PointClickCare Technologies, Inc., 1st Lien Term
Loan , (6-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.42%
,
11/03/31 ............ 244 244,591
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.29%
,
06/02/28 ................... 636 618,646
Waystar Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58%
,
10/22/29 ............. 120 120,202
3,448,575
Hotels, Restaurants & Leisure — 0.9%
(a)
1011778 BC ULC, 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.08%
,
09/20/30 ................... 540 537,271
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.93% , 03/11/30 ............ 55 54,711
(1-mo. CME Term SOFR at 1.00% Floor +
7.61%), 11.93% ( 11.93 % Cash or 6.00%
PIK), , 03/11/30
(i)
................. 50 48,827
Alterra Mountain Co., 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
05/31/30 ............. 284 284,109
Bally's Corp., Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.78%
,
10/02/28 ............. 372 327,738
Caesars Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.58%
,
02/06/30 ............. 231 230,074
Caesars Entertainment, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.58%
,
02/06/31 ............. 792 790,407
Carnival Corp., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.75% Floor +
2.00%), 6.31% , 08/09/27 ........... 59 58,546
(1-mo. CME Term SOFR at 0.75% Floor +
2.00%), 6.31% , 10/18/28 ........... 160 159,850
Crown Finance US, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.57%
,
12/02/31 ............. 189 188,888
DK Crown Holdings, Inc., 1st Lien Term Loan B ,
6.07%
,
03/04/32 ................... 483 480,980

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Fertitta Entertainment LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.83%
,
01/29/29 ............. USD 1,091 $ 1,089,463
Flutter Financing BV, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.05% , 12/02/30 ........... 826 823,017
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.30% , 06/04/32
(f)
........... 141 140,824
Four Seasons Hotels Ltd., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.08%
,
11/30/29 .............. 846 850,295
Great Canadian Gaming Corp., 1st Lien Term
Loan B , 9.07%
,
11/01/29 .............. 219 213,156
Herschend Entertainment Co. LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.57%
,
05/27/32 ............ 223 224,347
Hilton Domestic Operating Co., Inc., 1st Lien
Term Loan B4 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 6.07%
,
11/08/30 .... 575 576,736
IRB Holding Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.83%
,
12/15/27 ................... 434 433,806
Light & Wonder International, Inc., 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.56%
,
04/16/29 ........ 400 400,004
Ontario Gaming GTA LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.55%
,
08/01/30 ............. 50 49,328
Packers Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.68%
,
03/02/28 ............. 247 132,391
Penn Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.83%
,
05/03/29 ............. 573 573,164
Scientific Games Holdings LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 7.28%
,
04/04/29 ............ 138 137,775
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3 , (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 6.33%
,
12/04/31 ... 113 113,000
Six Flags Entertainment Corp., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.33%
,
05/01/31 ........ 113 112,860
Station Casinos LLC, Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.33%
,
03/14/31 ............. 651 651,550
Voyager Parent LLC, 1st Lien Term Loan B ,
05/10/32
(n)
....................... 295 291,640
Whatabrands LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.83%
,
08/03/28 ................... 270 270,072
Wyndham Hotels & Resorts, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 6.08%
,
05/24/30 ............ 346 347,393
10,592,222
Household Durables — 0.1%
(a)
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
01/16/32 ............. 650 647,475
Madison Safety & Flow LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.08%
,
09/26/31 ............. 155 155,173
Security
Par (000)
Par (000) Value
Household Durables (continued)
Serta Simmons Bedding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 7.50%), 11.91%
,
06/29/28 ........... USD 124 $ 112,484
Somnigroup International, Inc., 1st Lien Term
Loan B , 10/24/31
(n)
.................. 163 162,912
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.83%
,
12/19/29 ............. 62 61,534
SWF Holdings I Corp., 1st Lien Term Loan A2 ,
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 8.44%
,
10/06/28 ............. 179 136,466
Weber-Stephen Products LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.75%
Floor + 3.25%), 7.69%
,
10/29/27 ........ 228 225,861
1,501,905
Independent Power and Renewable Electricity Producers — 0.1%
(a)
Calpine Construction Finance Co. LP, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.33%
,
07/19/30 ........ 444 443,249
Calpine Corp., Facility 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.08%
,
01/31/31 ............. 192 191,498
Constellation Renewables LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 2.25%), 6.58%
,
12/15/27 ............ 225 225,855
Talen Energy Supply LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.81%
,
12/11/31 .............. 76 75,774
936,376
Industrial Conglomerates — 0.1%
(a)
Beach Acquisition Bidco LLC, 1st Lien Term Loan
B , 06/25/32
(n)
..................... 82 82,410
Cube Industrial Buyer, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.52%
,
10/18/31 ............. 70 70,284
EMRLD Borrower LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.83%
,
08/04/31 ................... 427 425,789
EMRLD Borrower LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.83%
,
05/31/30 ............. 547 546,037
1,124,520
Insurance — 0.7%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 7.07%
,
09/19/31 ............ 1,713 1,713,109
AmWINS Group, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.25%),
6.58%
,
01/30/32 ................... 829 828,984
Amynta Agency Borrower, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.33%
,
12/29/31 ............ 557 556,814
AssuredPartners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.83%
,
02/14/31 ............. 788 789,569
Baldwin Insurance Group Holdings LLC (The),
1st Lien Term Loan B1 , (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%), 7.17% -
7.31%
,
05/27/31 ................... 436 435,275
HUB International Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.50%), 6.77%
,
06/20/30 ............. 1,188 1,191,370

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
7.03%
,
03/15/30 ................... USD 277 $ 275,476
Ryan Specialty Group LLC, 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58%
,
09/15/31 ............. 556 554,749
Truist Insurance Holdings LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.05%
,
05/06/31 ........ 739 738,369
USI, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.55%
,
09/27/30 ................... 476 474,762
USI, Inc., 1st Lien Term Loan D , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.55%
,
11/21/29 ................... 851 848,994
8,407,471
Interactive Media & Services — 0.0%
Camelot US Acquisition LLC, 1st Lien Term Loan
B , 7.08%
,
01/31/31
(a)
................ 349 345,340
IT Services — 0.7%
(a)
Asurion LLC, 1st Lien Term Loan B11 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.68%
,
08/21/28 ................... 240 237,392
Asurion LLC, 1st Lien Term Loan B12 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.58%
,
09/19/30 ................... 80 77,729
Asurion LLC, 1st Lien Term Loan B13 , 09/19/30
(n)
862 836,284
Asurion LLC, 2nd Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.69%
,
01/19/29 ................... 427 395,216
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.55%
,
07/06/29 ................... 811 675,602
Clearwater Analytics LLC, 1st Lien Term Loan ,
04/21/32
(f) (n)
....................... 239 238,701
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.28%
,
06/12/31 ........ 322 319,168
Epicor Software Corp., 1st Lien Term Loan E ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 7.08%
,
05/30/31 ............. 788 789,137
Fortress Intermediate 3, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.83%
,
06/27/31
(f)
............. 145 145,086
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B7 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.08%
,
05/30/31 ........ 717 717,193
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.08%
,
11/09/29 ........ 196 196,025
Magenta Security Holdings LLC, 1st Lien Term
Loan
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.29% , 07/27/28 ........... 90 74,772
(3-mo. CME Term SOFR at 0.75% Floor +
7.00%), 11.54% , 07/27/28 ........... 356 101,790
Mitchell International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.58%
,
06/17/31 ............. 550 548,965
Mitchell International, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 9.58%
,
06/07/32 ............. 88 86,218
Security
Par (000)
Par (000) Value
IT Services (continued)
Modena Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.78%
,
07/01/31 ................... USD 134 $ 128,952
Neon Maple US Debt Mergersub, Inc., 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.33%
,
11/17/31 .... 152 152,638
Project Alpha Intermediate Holding, Inc., 1st Lien
Term Loan , 7.55%
,
10/28/30 ........... 224 224,764
Project Boost Purchaser LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.30%
,
07/16/31 ............ 405 405,222
Sedgwick Claims Management Services, Inc., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.33%
,
07/31/31 ... 985 988,522
Shift4 Payments LLC, 1st Lien Term Loan ,
05/07/32
(n)
....................... 184 185,437
X Corp., 1st Lien Term Loan B1 ,
10.95%
,
10/26/29 .................. 653 637,606
x.AI Corp., 1st Lien Term Loan B , 06/28/30
(n)
.. 161 153,285
8,315,704
Life Sciences Tools & Services — 0.0%
(a)
Avantor Funding, Inc., 1st Lien Term Loan B6 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.43%
,
11/08/27 .............. 45 44,745
Fortrea Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.08%
,
07/01/30 ............. 27 24,070
ICON Luxembourg SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.30%
,
07/03/28 ............. 131 132,004
Pra Health Sciences, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.30%
,
07/03/28 ............. 33 33,531
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.30%
,
09/27/30 ................... 243 240,793
475,143
Machinery — 0.6%
(a)
AI Aqua Merger Sub, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
07/31/28 ............. 579 578,023
Albion Financing 3 SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
08/16/29 ............. 569 569,851
Chart Industries, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.79%
,
03/15/30 ................... 127 126,809
Columbus McKinnon Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.80%
,
05/15/28
(f)
............. 56 55,777
Filtration Group Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.33%
,
10/23/28 ............. 700 701,925
Generac Power Systems, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 6.07%
,
06/12/31 ............ 74 74,406
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan , (6-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 8.78%
,
02/15/29 ........ 1,023 1,025,407
Indicor LLC, 1st Lien Term Loan D , (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
7.05%
,
11/22/29 ................... 192 191,944

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Madison IAQ LLC, 1st Lien Term Loan
(6-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.76% , 06/21/28 ........... USD 834 $ 834,366
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.51% , 05/06/32 ........... 391 391,825
Rexnord LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.44%
,
10/04/28 ................... 162 163,179
SPX FLOW, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.33%
,
04/05/29 ................... 433 434,472
TK Elevator Midco GmbH, 1st Lien Term Loan
B1 , 7.24%
,
04/30/30 ................ 633 634,781
Vertiv Group Corp., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.75% Floor +
1.75%), 6.07%
,
03/02/27 ............. 683 683,009
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.66%
,
12/18/28 ................... 210 91,214
WEC US Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
01/27/31 ............. 416 416,411
6,973,399
Media — 0.3%
(a)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 9.76%
,
08/15/28 ............. 545 492,699
Charter Communications Operating LLC, 1st Lien
Term Loan B4 , (3-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.30%
,
12/09/30 ... 300 299,587
Charter Communications Operating LLC, 1st Lien
Term Loan B5 , (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.55%
,
12/15/31 ... 228 228,438
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.44%
,
08/23/28 ........ 162 160,035
CSC Holdings LLC, 1st Lien Term Loan ,
01/18/28
(n)
....................... 102 100,855
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(US Prime Rate at 0.00% Floor + 1.50%),
9.00%
,
04/15/27 ................... 578 562,642
DirecTV Financing LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.54%
,
08/02/27 ............. 73 73,689
ECL Entertainment LLC, Facility 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 7.83%
,
08/30/30 ........ 180 179,362
Fleet Midco I Ltd., 1st Lien Term Loan B2 , (6-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.06%
,
02/21/31
(f)
.................. 94 94,406
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.57%
,
05/23/29 ............. 79 78,673
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00% Floor
+ 4.50%), 8.83%
,
06/30/28 ............ 289 290,749
Speedster Bidco GmbH, Facility 1st Lien Term
Loan B , 7.55%
,
11/13/31 .............. 591 593,107
Ziggo Financing Partnership, 1st Lien Term Loan
I , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.93%
,
04/28/28 ............. 147 143,798
3,298,040
Security
Par (000)
Par (000) Value
Multi-Utilities — 0.1%
GFL Environmental Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.82%
,
03/03/32
(a)
........... USD 607 $ 606,496
Oil, Gas & Consumable Fuels — 0.1%
(a)
Buckeye Partners LP, 1st Lien Term Loan B6 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.18%
,
11/22/30 .............. 80 79,834
Freeport LNG Investments LLLP, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.52%
,
12/21/28 ........ 526 526,007
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 6.28%
,
10/04/30 ............ 64 63,755
Hilcorp Energy I LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.31%
,
02/06/30 ................... 206 206,482
Murphy USA, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.07%
,
01/31/28 ................... 79 79,550
New Fortress Energy, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.50%), 9.81%
,
10/30/28 ............. 70 37,484
Oryx Midstream Services Permian Basin LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.25%), 6.57%
,
10/05/28 ... 515 514,286
WhiteWater Matterhorn Holdings LLC, 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.57%
,
06/16/32 ... 64 63,907
1,571,305
Passenger Airlines — 0.2%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.52%
,
04/20/28 ............. 228 226,497
Air Canada, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
6.32%
,
03/21/31 ................... 379 378,758
American Airlines, Inc., 1st Lien Term Loan
(6-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.98% , 01/29/27 ........... 193 190,944
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.50% , 02/15/28 ........... 303 299,869
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.51% , 06/04/29 ........... 325 322,205
05/28/32
(n)
....................... 167 167,919
Jetblue Airways Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.07%
,
08/13/29 ............. 208 193,966
United Airlines, Inc., Facility 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.28%
,
02/24/31 ............. 284 284,366
2,064,524
Personal Care Products — 0.2%
Rainbow Finco SARL, Facility 1st Lien Term
Loan B2 , (6-mo. EURIBOR at 0.00% Floor +
3.25%), 5.67% - 5.71%
,
02/26/29
(a)
....... EUR 2,438 2,856,265
Pharmaceuticals — 0.2%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 5.50%), 9.83%
,
05/04/28 ............ USD 307 312,047
Elanco Animal Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.17%
,
08/02/27 ............. 343 342,765

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Jazz Financing Lux SARL, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.58%
,
05/05/28 ............. USD 501 $ 502,711
Opal LLC, Facility 1st Lien Term Loan B2 ,
7.44%
,
03/31/32 ................... 450 451,548
Organon & Co., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.57%
,
05/19/31 ................... 133 130,368
Perrigo Investments LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.33%
,
04/20/29 ............. 242 242,238
1,981,677
Professional Services — 0.5%
(a)
AlixPartners LLP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.94%
,
02/04/28 ................... 566 567,802
Amentum Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58%
,
09/29/31 ............. 382 381,432
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.94%
,
06/02/28 ................... 488 481,964
Corpay Technologies Operating Co. LLC, 1st
Lien Term Loan B4 , (1-mo. CME Term SOFR
at 0.00% Floor + 1.75%), 6.08%
,
04/28/28 .. 750 749,628
Dayforce, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.28%
,
03/01/31
(f)
.................. 626 626,100
Dun & Bradstreet Corp. (The), 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.57%
,
01/18/29 ........ 1,183 1,181,903
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.05%
,
06/22/29 ................... 158 157,708
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 6.28% ( 6.28 % Cash or 3.75%
PIK), 07/31/30
(i)
.................... 156 144,396
Skopima Consilio Parent LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 8.08%
,
05/12/28 ............ 222 218,874
TransUnion LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.08%
,
06/24/31 ................... 587 587,558
TransUnion LLC, 1st Lien Term Loan B9 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.08%
,
06/24/31 ................... 355 354,968
Zelis Payments Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.58%
,
11/26/31 .............. 552 548,696
6,001,029
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 7.58%
,
01/31/30
(a)
.. 131 131,245
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 0.1%
(a)
Entegris, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.05%
,
07/06/29 ................... USD 185 $ 185,426
MKS Instruments, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.32%
,
08/17/29 ............. 386 386,725
572,151
Software — 1.3%
(a)
Applied Systems, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.80%
,
02/24/31 ............. 907 910,788
Barracuda Networks, Inc., 1st Lien Term Loan ,
8.78%
,
08/15/29 ................... 299 247,022
Boxer Parent Co., Inc., 1st Lien Term Loan ,
07/30/31
(n)
....................... 824 818,217
Capstone Borrower, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.05%
,
06/17/30 ............. 332 332,040
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 6.33%
,
01/23/32 ............ 692 692,407
Cloud Software Group, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.05%
,
03/21/31 ............. 690 691,071
Cloud Software Group, Inc., Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.50% Floor + 3.50%), 7.80%
,
03/30/29 ... 1,173 1,173,570
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.18%
,
10/09/28 ................... 400 383,235
Cloudera, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.43%
,
10/10/29 .................. 161 145,695
Clover Holdings 2 LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.31%
,
12/09/31 ............. 1,101 1,101,341
DS Admiral Bidco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.55%
,
06/26/31
(f)
............. 191 189,593
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.33%
,
10/09/29 ............. 709 710,779
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.08%
,
11/15/32
(f)
............. 133 135,660
Gen Digital, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.08% , 09/12/29 ........... 694 692,495
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.08% , 04/16/32 ........... 219 218,507
Genesys Cloud Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 9.33%
,
01/30/32 ............ 1,208 1,206,925
Informatica LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.58%
,
10/27/28 ................... 316 317,017
Kaseya, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
7.58%
,
03/05/32 ................... 734 736,686
McAfee Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.32%
,
03/01/29 ................... 647 627,073

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
MH Sub I LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.58% , 05/03/28 ........... USD 164 $ 153,398
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.58% , 12/31/31 ........... 147 127,793
Planview Parent, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.80%
,
12/17/27 ............. 82 79,917
Proofpoint, Inc., 1st Lien Term Loan
08/31/28
(n)
....................... 86 86,009
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.33% , 08/31/28 ........... 786 785,995
Queen MergerCo, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.28%
,
04/30/32 ............. 113 113,249
RealPage, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.56%
,
04/24/28 ................... 475 471,219
Sabre GLBL, Inc., 1st Lien Term Loan B1
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.94% , 12/17/27 ........... 52 51,388
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 10.43% , 11/15/29 ........... 240 238,757
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.94% , 12/17/27 ........... 30 29,506
(1-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.43% , 06/30/28 ........... 13 12,724
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 10.43% , 11/15/29 ........... 73 69,077
SS&C Technologies, Inc., 1st Lien Term Loan
B8 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.33%
,
05/09/31 ............. 630 632,582
UKG, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.31%
,
02/10/31 ................... 999 1,002,216
Voyage Australia Pty. Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.03%
,
07/20/28 ............. 75 75,464
VS Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.02%
,
04/14/31 ................... 616 617,816
15,877,231
Specialty Retail — 0.1%
(a)
Fender Musical Instruments Corp., 1st Lien Term
Loan , 12/01/28
(n)
................... 35 31,327
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%; 3-mo. CME Term SOFR
at 0.00% Floor + 2.50% at 0.00% Floor +
2.50%), 6.83%
,
04/23/31 ............. 241 240,895
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , 7.33%
,
05/04/28 ........ 797 796,265
PetSmart LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.18%
,
02/11/28 ................... 210 207,222
Restoration Hardware, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.94% , 10/20/28 ........... 118 114,454
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.68% , 10/20/28 ........... 67 65,129
1,455,292
Security
Par (000)
Par (000) Value
Trading Companies & Distributors — 0.2%
(a)
Core & Main LP, 1st Lien Term Loan D , (6-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.27%
,
07/27/28 ................... USD 547 $ 547,036
Core & Main LP, 1st Lien Term Loan E , (6-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.27%
,
02/10/31 ................... 175 174,868
Foundation Building Materials, Inc., 1st Lien Term
Loan , 8.28% - 0.00%
,
01/29/31 ......... 591 577,759
Gulfside Supply, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.30%
,
06/17/31 ................... 124 124,091
GYP Holdings III Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58%
,
05/13/30 ............. 159 159,409
Herc Holdings, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.32%
,
06/02/32 ................... 72 72,210
TMK Hawk Parent Corp., 1st Lien Term Loan ,
(US Prime Rate + 11.00%), 11.00% ( 11.00%
Cash or 11.00 % PIK), 12/15/31
(f) (i)
........ 14 —
TMK Hawk Parent Corp., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 1.00% Floor
+ 5.25%), 9.58% ( 9.58 % Cash or 3.25%
PIK), 06/29/29
(f) (i)
................... 439 263,087
1,918,460
Transportation Infrastructure — 0.2%
(a)
Apple Bidco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.83%
,
09/23/31 ................... 797 794,546
Brown Group Holding LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.83%
,
07/01/31 ............. 498 498,476
Brown Group Holding LLC, 1st Lien Term Loan
B2 , (3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.78%
,
07/01/31 ............. 343 342,875
OLA Netherlands BV, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 6.25%),
10.68%
,
12/15/26
(f)
................. 174 172,398
Rand Parent LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.30%
,
03/18/30 ................... 76 75,828
1,884,123
Wireless Telecommunication Services — 0.1%
(a)
Gogo Intermediate Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 3.75%), 8.19%
,
05/01/28 ............ 181 177,713
SBA Senior Finance II LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.08%
,
01/27/31 ............. 474 474,883
652,596
Total Floating Rate Loan Interests — 12 .4%
(Cost: $ 150,970,187 ) .............................. 150,242,793

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Foreign Agency Obligations
Chile — 0.0%
Corp. Nacional del Cobre de Chile , 6.44% ,
01/26/36
(c)
....................... USD 227 $ 236,875
Empresa Nacional del Petroleo , 5.95% ,
07/30/34
(b)
....................... 245 247,450
484,325
China — 0.0%
Industrial & Commercial Bank of China Ltd.
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.37%), 3.20%
(a) (c) (j)
.... 270 265,000
Colombia — 0.1%
Ecopetrol SA , 8.88% , 01/13/33 ............ 623 641,690
Denmark — 0.0%
Orsted A/S (5-Year EURIBOR ICE Swap Rate +
2.59%), 5.13% , 03/14/3024
(a) (c)
.......... EUR 100 119,267
France — 0.2%
Electricite de France SA
(a)(c)(j)
(BPISDS15 + 3.32%), 5.88% ........... GBP 200 268,570
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63% ........................ EUR 1,200 1,464,577
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 3.78%), 7.38% ........... GBP 500 693,082
2,426,229
Hong Kong — 0.0%
Airport Authority
(a)(c)(j)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.70%), 2.10% .... USD 200 195,870
(7-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.74%), 2.40% .... 200 188,880
384,750
Hungary — 0.1%
(c)
Magyar Export-Import Bank Zrt. , 6.00% , 05/16/29 EUR 562 713,317
MVM Energetika Zrt. , 7.50% , 06/09/28 ...... USD 303 319,011
1,032,328
India — 0.0%
(c)
Export-Import Bank of India , 3.38% , 08/05/26 .. 200 197,352
Power Finance Corp. Ltd. , 3.95% , 04/23/30 ... 300 287,262
484,614
Indonesia — 0.1%
(c)
Pertamina Persero PT
2.30% , 02/09/31 ................... 366 317,962
4.18% , 01/21/50 ................... 200 148,663
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
1.88% , 11/05/31 ................... EUR 200 204,596
4.38% , 02/05/50 ................... USD 200 150,214
821,435
Mexico — 0.2%
Petroleos Mexicanos
5.35% , 02/12/28 ................... 140 134,519
8.75% , 06/02/29 ................... 680 702,408
5.95% , 01/28/31 ................... 671 604,974
10.00% , 02/07/33 .................. 471 504,111
1,946,012
Morocco — 0.1%
OCP SA
5.13% , 06/23/51
(c)
.................. 333 252,664
7.50% , 05/02/54
(b)
.................. 538 536,101
788,765
Security
Par (000)
Par (000) Value
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA , 5.13% ,
08/11/61
(b)
....................... USD 225 $ 158,738
Peru — 0.1%
(b)
Corp. Financiera de Desarrollo SA , 5.50% ,
05/06/30 ........................ 345 348,622
Petroleos del Peru SA , 4.75% , 06/19/32 ..... 449 346,992
695,614
Republic of Turkiye — 0.0%
Turkiye Varlik Fonu Yonetimi A/S , 8.25% ,
02/14/29
(c)
....................... 215 224,003
Total Foreign Agency Obligations — 0 .9%
(Cost: $ 10,108,447 ) ............................... 10,472,770
Foreign Government Obligations
Armenia — 0.0%
Republic of Armenia , 6.75% , 03/12/35
(b)
...... 301 292,536
Bahrain — 0.0%
Kingdom of Bahrain , 5.45% , 09/16/32
(c)
...... 381 353,378
Barbados — 0.0%
Barbados Government Bond , 8.00% , 06/26/35
(b)
470 472,820
Benin — 0.1%
Benin Government Bond , 7.96% , 02/13/38
(b)
... 746 703,105
Bulgaria — 0.0%
Bulgaria Government Bond , 5.00% , 03/05/37
(c)
. 420 410,550
Cameroon — 0.0%
Republic of Cameroon , 9.50% , 07/31/31
(c)
.... 348 323,184
Chile — 0.1%
Republic of Chile
3.75% , 01/14/32 ................... EUR 323 387,049
4.34% , 03/07/42 ................... USD 610 527,955
915,004
Colombia — 0.1%
Republic of Colombia
8.00% , 04/20/33 ................... 371 383,800
8.00% , 11/14/35 ................... 245 246,531
7.75% , 11/07/36 ................... 341 333,924
8.75% , 11/14/53 ................... 200 198,450
1,162,705
Costa Rica — 0.1%
Republic of Costa Rica
6.55% , 04/03/34
(c)
.................. 297 308,583
7.30% , 11/13/54
(b)
.................. 312 323,029
631,612
Dominican Republic — 0.2%
Dominican Republic Government Bond
5.95% , 01/25/27
(c)
.................. 664 669,976
4.50% , 01/30/30
(b)
.................. 800 760,000
7.05% , 02/03/31
(b)
.................. 568 595,378
4.88% , 09/23/32
(b)
.................. 438 404,055
6.95% , 03/15/37
(b)
.................. 347 353,983
2,783,392
Egypt — 0.2%
Arab Republic of Egypt
5.63% , 04/16/30
(c)
.................. EUR 371 403,079
7.63% , 05/29/32
(c)
.................. USD 756 699,678
9.45% , 02/04/33
(b)
.................. 343 345,658
8.50% , 01/31/47
(b)
.................. 301 244,036

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Egypt (continued)
7.50% , 02/16/61
(b)
.................. USD 335 $ 243,461
1,935,912
Gabon — 0.1%
Gabon Government Bond , 9.50% , 02/18/29
(c)
.. 753 687,293
Guatemala — 0.1%
Republic of Guatemala
(b)
5.25% , 08/10/29 ................... 290 287,680
7.05% , 10/04/32 ................... 565 600,312
6.60% , 06/13/36 ................... 290 294,930
1,182,922
Hungary — 0.1%
Hungary Government Bond
5.25% , 06/16/29
(b)
.................. 596 600,470
5.38% , 09/12/33
(c)
.................. EUR 553 701,688
5.50% , 03/26/36
(b)
.................. USD 218 209,666
1,511,824
India — 0.0%
Indian Railway Finance Corp. Ltd. , 3.84% ,
12/13/27
(c)
....................... 200 196,526
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III , 2.55% ,
06/09/31
(c)
....................... 200 177,600
Republic of Indonesia
3.88% , 01/15/33 ................... EUR 319 383,093
4.75% , 07/18/47
(c)
.................. USD 200 179,800
740,493
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
6.38% , 03/03/28
(c)
.................. 247 246,538
5.88% , 10/17/31
(c)
.................. EUR 703 782,295
8.08% , 04/01/36
(b)
.................. USD 397 382,212
8.25% , 01/30/37
(b)
.................. 201 192,835
1,603,880
Jordan — 0.0%
Hashemite Kingdom of Jordan , 7.50% ,
01/13/29
(b)
....................... 334 340,837
Kenya — 0.0%
Republic of Kenya , 9.75% , 02/16/31
(b)
....... 430 436,046
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond , 7.75% ,
06/03/30
(b)
....................... 415 407,997
Latvia — 0.1%
Latvia Government Bond , 5.13% , 07/30/34
(b)
.. 696 695,158
Mexico — 0.2%
United Mexican States
3.75% , 01/11/28 ................... 212 208,820
6.35% , 02/09/35 ................... 685 700,413
6.63% , 01/29/38 ................... 310 313,255
6.34% , 05/04/53 ................... 200 183,900
6.40% , 05/07/54 ................... 392 361,032
1,767,420
Mongolia — 0.0%
State of Mongolia , 3.50% , 07/07/27
(c)
....... 200 186,962
Montenegro — 0.0%
Republic of Montenegro , 2.88% , 12/16/27
(c)
... EUR 315 362,937
Morocco — 0.1%
Kingdom of Morocco
2.38% , 12/15/27
(c)
.................. USD 329 309,671
Security
Par (000)
Par (000) Value
Morocco (continued)
5.95% , 03/08/28
(b)
.................. USD 311 $ 318,619
4.75% , 04/02/35
(b)
.................. EUR 646 761,131
1,389,421
Nigeria — 0.1%
Federal Republic of Nigeria
8.38% , 03/24/29
(b)
.................. USD 360 362,250
10.38% , 12/09/34
(b)
................. 398 418,298
7.63% , 11/28/47
(c)
.................. 385 307,519
1,088,067
North Macedonia — 0.0%
Republic of North Macedonia , 6.96% , 03/13/27
(c)
EUR 269 331,280
Oman — 0.1%
Oman Government Bond , 6.75% , 01/17/48
(c)
.. USD 673 693,527
Pakistan — 0.0%
Islamic Republic of Pakistan , 6.00% , 04/08/26
(c)
200 196,900
Panama — 0.1%
Republic of Panama
7.50% , 03/01/31 ................... 613 652,232
8.00% , 03/01/38 ................... 304 325,280
977,512
Paraguay — 0.0%
Republic of Paraguay
(c)
2.74% , 01/29/33 ................... 322 274,267
5.60% , 03/13/48 ................... 237 210,219
484,486
Peru — 0.1%
Republic of Peru
2.78% , 01/23/31 ................... 553 496,414
1.86% , 12/01/32 ................... 527 421,600
918,014
Philippines — 0.0%
Republic of Philippines , 3.70% , 03/01/41 ..... 200 162,150
Poland — 0.1%
Republic of Poland
4.88% , 10/04/33 ................... 286 283,815
5.50% , 04/04/53 ................... 437 406,519
690,334
Republic of Turkiye — 0.1%
Republic of Turkiye (The) , 7.13% , 02/12/32 ... 685 685,041
Romania — 0.2%
Romania Government Bond
5.25% , 11/25/27
(b)
.................. 296 295,630
2.12% , 07/16/31
(c)
.................. EUR 763 747,674
5.88% , 07/11/32
(b)
.................. 720 854,705
6.25% , 09/10/34
(b)
.................. 659 781,656
2,679,665
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.50% , 04/17/30
(c)
.................. USD 691 690,136
5.00% , 01/18/53
(b)
.................. 633 537,417
1,227,553
Serbia — 0.1%
Republic of Serbia
6.50% , 09/26/33
(c)
.................. 328 344,648
6.00% , 06/12/34
(b)
.................. 408 411,213
755,861

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Africa — 0.1%
Republic of South Africa
7.10% , 11/19/36
(b)
.................. USD 388 $ 384,023
5.00% , 10/12/46 ................... 388 271,115
5.75% , 09/30/49 ................... 792 594,792
7.95% , 11/19/54
(b)
.................. 497 473,641
1,723,571
Sri Lanka — 0.0%
Sri Lanka Government Bond
(b)
4.00% , 04/15/28 ................... 30 27,827
3.10% , 01/15/30
(d)
.................. 33 29,427
3.35% , 03/15/33
(d)
.................. 65 52,340
3.60% , 06/15/35
(d)
.................. 44 29,854
3.60% , 05/15/36
(d)
.................. 30 24,679
3.60% , 02/15/38
(d)
.................. 61 49,509
213,636
Trinidad and Tobago — 0.1%
Republic of Trinidad & Tobago , 6.40% , 06/26/34
(b)
710 697,220
Ukraine — 0.0%
Ukraine Government Bond
(b)(d)
1.75% , 02/01/29 ................... 100 61,324
0.00% , 02/01/30 ................... 9 4,332
0.00% , 02/01/34 ................... 34 12,966
1.75% , 02/01/34 ................... 66 34,166
0.00% , 02/01/35 ................... 29 13,406
0.00% , 02/01/36 ................... 24 11,146
137,340
United Arab Emirates — 0.0%
United Arab Emirates Government Bond , 3.90% ,
09/09/50
(c)
....................... 480 338,866
Uruguay — 0.0%
Oriental Republic of Uruguay , 5.25% , 09/10/60 . 577 522,762
Uzbekistan — 0.1%
Republic of Uzbekistan
(b)
5.38% , 05/29/27 ................... EUR 383 462,154
7.85% , 10/12/28 ................... USD 296 315,299
777,453
Total Foreign Government Obligations — 3 .0%
(Cost: $ 35,505,902 ) ............................... 36,795,152
Shares
Shares
Investment Companies
Invesco Senior Loan ETF
(p)
.............. 186,000 3,891,120
iShares AAA CLO Active ETF
(q)
........... 300,000 15,576,000
iShares Floating Rate Bond ETF
(q)
......... 308,079 15,718,190
iShares J.P. Morgan USD Emerging Markets
Bond ETF
(q)
...................... 258,556 23,947,457
Total Investment Companies — 4 .9%
(Cost: $ 58,099,340 ) ............................... 59,132,767
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.1%
Alternative Loan Trust
Series 2006-OA11, Class A1B, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.81%, 09/25/46
(a)
................ 1,071 1,039,594
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37 USD 1,675 $ 737,649
1,777,243
Commercial Mortgage-Backed Securities — 0.3%
(a)
Commercial Mortgage Trust, Series 2016-667M,
Class D, 3.28%, 10/10/36
(b)
............ 17 12,344
Hudson Yards Mortgage Trust, Series 2019-
55HY, Class F, 3.04%, 12/10/41
(b)
........ 1,343 1,133,720
Velocity Commercial Capital Loan Trust
(b)
Series 2019-3, Class M2, 3.28%, 10/25/49 .. 1,377 1,270,194
Series 2019-3, Class M3, 3.38%, 10/25/49 .. 419 381,801
Wells Fargo Commercial Mortgage Trust, Series
2015-C30, Class C, 4.64%, 09/15/58 ..... 1,000 990,170
3,788,229
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Benchmark Mortgage Trust, Series 2019-B13,
Class XA, 1.22%, 08/15/57 ............ 24,012 837,747
J.P. Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class XC,
0.75%, 08/15/49
(b)
.................. 8,700 58,063
895,810
Total Non-Agency Mortgage-Backed Securities — 0 .5%
(Cost: $ 7,249,723 ) ............................... 6,461,282
Beneficial Interest
(000)
Other Interests
(r)
Capital Markets — 0.0%
Millennium Corp. Claim
(f)
................ 811 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.5%
Aerospace & Defense — 0.0%
Boeing Co. (The) , 6.00% , 10/15/27
(l)
........ 1 91,188
Banks — 0.5%
PNC Financial Services Group, Inc. (The) , Series
W , (7-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.81%), 6.25%
(a) (j)
. 5,445 5,598,697
Electric Utilities — 0.0%
(a)(j)
Edison International , Series A , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.70%), 5.38% ............. 84 79,088
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
.................. 95 105,490
184,578
Financial Services — 0.0%
Shift4 Payments, Inc. , 6.00% , 05/01/28
(l)
..... —
(o)
22,234
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a) (b) (j)
....................... 165 166,985
Oil, Gas & Consumable Fuels — 0.0%
Energy Transfer LP , Series H , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(a) (j)
........... 55 55,246

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 0.0%
Microchip Technology, Inc. , 7.50% , 03/15/28
(l)
.. USD 1 $ 46,648
Total Capital Trusts — 0 .5%
(Cost: $ 5,559,366 ) ............................... 6,165,576
Shares
Shares
Preferred Stocks — 0.0%
IT Services — 0.0%
(e)(f)
Veritas Newco ....................... 710 15,972
Veritas Newco, Series G-1 ............... 490 11,032
27,004
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC , (Acquired 04/08/15 , cost
$ 58,404 )
(e) (h)
...................... 59,619 1
Total Preferred Stocks — 0.0%
(Cost: $ 78,028 ) ................................. 27,005
Total Preferred Securities — 0 .5%
(Cost: $ 5,637,394 ) ............................... 6,192,581
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 25.0%
Uniform Mortgage-Backed Securities ,
6.00% , 07/25/55
(s)
.................. 297,875 302,677,591
Total U.S. Government Sponsored Agency Securities — 25 .0%
(Cost: $ 299,994,177 ) .............................. 302,677,591
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International ( Issued/
Exercisable 07/14/22 , 1 Share for 1 Warrant,
Expires 04/26/27 , Strike Price USD 10.00 )
(e) (f)
690 —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 113.8%
(Cost: $ 1,371,145,314 ) ............................ 1,376,113,855
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.20%
(q) (t)
................... 11,292,294 11,292,294
Total Money Market Funds — 0 .9%
(Cost: $ 11,292,294 ) ............................... 11,292,294
Par (000)
Pa r (000)
U.S. Treasury Obligations — 8.7%
U.S. Treasury Bills
(u)
4.22% , 07/01/25 ................... 36,000 36,000,000
4.18% , 07/08/25 ................... 50,000 49,959,701
4.12% , 07/15/25 ................... 4,000 3,993,541
4.04% , 07/22/25 ................... 9,000 8,978,150
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.09% , 07/29/25 ................... USD 5,000 $ 4,983,861
Total U.S. Treasury Obligations — 8 .7%
(Cost: $ 103,916,020 ) .............................. 103,915,253
Total Short-Term Securities — 9.6%
(Cost: $ 115,208,314 ) .............................. 115,207,547
Total Investments — 123 .4%
(Cost: $ 1,486,353,628 ) ............................ 1,491,321,402
Liabilities in Excess of Other Assets — (23.4) % ............ (282,396,499)
Net Assets — 100.0% ...............................
$ 1,208,924,903

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $118,015, representing less than 0.05% of its net assets as of period end, and an original cost of $58,404.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Perpetual security with no stated maturity date.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Convertible security.
(m)
Zero-coupon bond.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Rounds to less than 1,000.
(p)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(q)
Affiliate of the Fund.
(r)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(s)
Represents or includes a TBA transaction.
(t)
Annualized 7-day yield as of period end.
(u)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
09/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 22,559,723 $ — $ (11,267,429)
(a)
$ — $ — $ 11,292,294 11,292,294 $ 1,529,497 $ —
iShares AAA CLO Active ETF . 5,197,000 10,362,999 — — 16,001 15,576,000 300,000 558,610 3,675
iShares Floating Rate Bond
ETF ................ 15,724,352 — — — (6,162) 15,718,190 308,079 602,009 —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF ................ — 22,980,199 — — 967,258 23,947,457 258,556 208,828 —
$ — $ 977,097 $ 66,533,941 $ 2,898,944 $ 3,675
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 177 09/19/25 $ 19,846 $ 429,615
U.S. Treasury 10-Year Ultra Note ............................................... 351 09/19/25 40,102 1,125,875
U.S. Treasury Long Bond ..................................................... 546 09/19/25 62,978 2,396,102
U.S. Treasury Ultra Bond ..................................................... 425 09/19/25 50,562 1,590,911
U.S. Treasury 2-Year Note .................................................... 221 09/30/25 45,978 182,966
U.S. Treasury 5-Year Note .................................................... 3,709 09/30/25 404,339 4,941,124
10,666,593
Short Contracts
U.S. Treasury 10-Year Note ................................................... 1,080 09/19/25 121,095 (2,503,297)
U.S. Treasury 10-Year Ultra Note ............................................... 513 09/19/25 58,610 (1,147,034)
U.S. Treasury Long Bond ..................................................... 480 09/19/25 55,365 (1,656,849)
U.S. Treasury Ultra Bond ..................................................... 599 09/19/25 71,262 (2,146,837)
U.S. Treasury 2-Year Note .................................................... 446 09/30/25 92,789 (264,942)
U.S. Treasury 5-Year Note .................................................... 25 09/30/25 2,725 (35,937)
(7,754,896)
$ 2,911,697
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 437,721 USD 500,868 Citibank NA 07/16/25 $ 15,252
EUR 1,030,000 USD 1,189,558 Bank of America NA 07/17/25 25,015
EUR 80,000 USD 92,205 Barclays Bank plc 07/17/25 2,131
EUR 1,940,000 USD 2,228,585 Standard Chartered Bank 07/17/25 59,058
101,456
USD 8,529,863 EUR 7,489,474 Morgan Stanley & Co. International plc 07/16/25 (301,045)
USD 845,106 CHF 690,000 Morgan Stanley & Co. International plc 07/17/25 (26,267)
USD 92,733,691 EUR 79,880,000 Deutsche Bank AG 07/17/25 (1,460,596)
USD 700,034 EUR 610,000 Morgan Stanley & Co. International plc 07/17/25 (19,276)
USD 121,899 GBP 90,000 Goldman Sachs International 07/17/25 (1,648)
USD 17,391,024 GBP 12,780,000 UBS AG 07/17/25 (152,690)
USD 390,090 EUR 340,000 Barclays Bank plc 09/17/25 (12,503)
USD 552,107 EUR 473,000 BNP Paribas SA 09/17/25 (7,971)
(1,981,996)
$ (1,880,540)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
44.V1 ........... 5 .00 % Quarterly 06/20/30 B+ USD 31,725 $ 2,434,877 $ 492,379 $ 1,942,498
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate GmbH 5 .00 % Quarterly
Goldman Sachs
International 06/20/26 CCC EUR 100 $ 2,255 $ (1,556) $ 3,811
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 BB- EUR 83 6,591 7,703 (1,112)
Altice France SA ...... 5 .00 Quarterly Deutsche Bank AG 12/20/29 D EUR 129 (24,070) (22,080) (1,990)
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 60 3,698 3,872 (174)
Forvia SE ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB- EUR 100 6,163 6,140 23
iTraxx Europe Crossover
Index Series 42.V2 20-
35% ............ 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 195 29,910 24,269 5,641
SES SA ............ 1 .00 Quarterly Bank of America NA 12/20/29 NR EUR 47 (1,955) (3,394) 1,439
SES SA ............ 1 .00 Quarterly Barclays Bank plc 12/20/29 NR EUR 48 (1,997) (3,139) 1,142
SES SA ............ 1 .00 Quarterly Barclays Bank plc 06/20/30 NR EUR 104 (5,793) (6,333) 540
Zegona Finance plc .... 5 .00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 106 16,183 14,799 1,384
$ 30,985 $ 20,281 $ 10,704
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 09/20/25 USD 4,000 $ 28,385 $ (40,413) $ 68,798
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 12/20/25 USD 1,000 6,898 (10,547) 17,445
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 03/20/26 USD 1,000 6,735 (10,691) 17,426
$ 42,018 $ (61,651) $ 103,669
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .32%

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 337,817,609 $ — $ 337,817,609
Common Stocks
Broadline Retail ........................................ — — — —
Commercial Services & Supplies ............................. — — 11,648 11,648
Construction & Engineering ................................ 4,246 — — 4,246
Financial Services ...................................... — — 252,608 252,608
Food Products ......................................... — 39,442 — 39,442
Hotels, Restaurants & Leisure .............................. 25,250 — — 25,250
IT Services ........................................... — — 268,702 268,702
Life Sciences Tools & Services .............................. 24,228 — — 24,228
Machinery ............................................ — — — —
Media ............................................... — — 118,014 118,014
Metals & Mining ........................................ 47,867 — — 47,867
Oil, Gas & Consumable Fuels ............................... 208,064 — — 208,064
Specialized REITs ...................................... 63,146 — — 63,146
Trading Companies & Distributors ............................ — — 56,860 56,860
Corporate Bonds
Aerospace & Defense .................................... — 2,384,574 — 2,384,574
Air Freight & Logistics .................................... — 38,829 — 38,829
Automobile Components .................................. — 5,361,755 — 5,361,755
Automobiles .......................................... — 8,167,930 — 8,167,930
Banks ............................................... — 95,373,478 — 95,373,478
Biotechnology ......................................... — 1,321,899 — 1,321,899
Broadline Retail ........................................ — 1,739,131 — 1,739,131
Building Products ....................................... — 2,960,654 — 2,960,654
Capital Markets ........................................ — 69,161,176 — 69,161,176
Chemicals ............................................ — 8,031,734 — 8,031,734
Commercial Services & Supplies ............................. — 7,249,980 — 7,249,980
Communications Equipment ................................ — 143,641 — 143,641
Construction & Engineering ................................ — 1,736,480 — 1,736,480
Construction Materials .................................... — 313,565 — 313,565
Consumer Finance ...................................... — 7,332,897 — 7,332,897
Consumer Staples Distribution & Retail ........................ — 4,469,588 — 4,469,588
Containers & Packaging .................................. — 2,606,251 — 2,606,251

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

Level 1 Level 2 Level 3 Total
Distributors ........................................... $ — $ 118,938 $ — $ 118,938
Diversified Consumer Services .............................. — 1,511,781 — 1,511,781
Diversified REITs ....................................... — 7,987,451 — 7,987,451
Diversified Telecommunication Services ........................ — 9,896,576 — 9,896,576
Electric Utilities ........................................ — 11,343,532 — 11,343,532
Electrical Equipment ..................................... — 682,452 — 682,452
Electronic Equipment, Instruments & Components ................. — 234,878 — 234,878
Energy Equipment & Services .............................. — 1,337,573 — 1,337,573
Entertainment ......................................... — 1,262,935 — 1,262,935
Financial Services ...................................... — 13,830,142 — 13,830,142
Food Products ......................................... — 1,698,160 — 1,698,160
Gas Utilities ........................................... — 278,906 — 278,906
Ground Transportation ................................... — 7,469,893 — 7,469,893
Health Care Equipment & Supplies ........................... — 885,473 — 885,473
Health Care Providers & Services ............................ — 10,111,398 — 10,111,398
Health Care REITs ...................................... — 345,527 — 345,527
Health Care Technology .................................. — 110,832 — 110,832
Hotel & Resort REITs .................................... — 590,836 — 590,836
Hotels, Restaurants & Leisure .............................. — 11,939,391 — 11,939,391
Household Durables ..................................... — 7,624,621 — 7,624,621
Household Products ..................................... — 6,357 — 6,357
Independent Power and Renewable Electricity Producers ............ — 1,367,718 — 1,367,718
Insurance ............................................ — 15,998,610 — 15,998,610
Interactive Media & Services ............................... — 115,952 — 115,952
IT Services ........................................... — 4,599,403 — 4,599,403
Life Sciences Tools & Services .............................. — 14,483 — 14,483
Machinery ............................................ — 1,854,068 — 1,854,068
Media ............................................... — 8,255,531 — 8,255,531
Metals & Mining ........................................ — 6,247,527 — 6,247,527
Mortgage Real Estate Investment Trusts (REITs) .................. — 152,588 — 152,588
Multi-Utilities .......................................... — 4,322,602 — 4,322,602
Office REITs .......................................... — 719,633 — 719,633
Oil, Gas & Consumable Fuels ............................... — 32,558,029 — 32,558,029
Paper & Forest Products .................................. — 2,836,256 — 2,836,256
Passenger Airlines ...................................... — 867,268 — 867,268
Personal Care Products .................................. — 503,594 — 503,594
Pharmaceuticals ....................................... — 6,125,251 — 6,125,251
Professional Services .................................... — 376,217 — 376,217
Real Estate Management & Development ....................... — 8,332,722 — 8,332,722
Retail REITs .......................................... — 54,489 — 54,489
Semiconductors & Semiconductor Equipment .................... — 4,016,744 — 4,016,744
Software ............................................. — 12,429,832 — 12,429,832
Specialized REITs ...................................... — 7,612,826 — 7,612,826
Specialty Retail ........................................ — 7,456,478 — 7,456,478
Technology Hardware, Storage & Peripherals .................... — 172,765 — 172,765
Textiles, Apparel & Luxury Goods ............................ — 1,955,093 — 1,955,093
Tobacco ............................................. — 12,103,125 — 12,103,125
Trading Companies & Distributors ............................ — 826,485 — 826,485
Transportation Infrastructure ............................... — 1,292,226 — 1,292,226
Water Utilities ......................................... — 2,392 — 2,392
Wireless Telecommunication Services ......................... — 13,563,611 — 13,563,611
Fixed Rate Loan Interests ................................... — 806,503 — 806,503
Floating Rate Loan Interests
Aerospace & Defense .................................... — 4,757,968 83,399 4,841,367
Automobile Components .................................. — 2,372,709 25,031 2,397,740
Automobiles .......................................... — — 312,530 312,530
Beverages ........................................... — 1,046,922 — 1,046,922
Biotechnology ......................................... — 649,453 — 649,453
Broadline Retail ........................................ — 982,900 116,297 1,099,197
Building Products ....................................... — 2,224,432 — 2,224,432
Capital Markets ........................................ — 4,111,566 78,222 4,189,788
Chemicals ............................................ — 4,705,793 384,084 5,089,877
Commercial Services & Supplies ............................. — 7,955,051 281,942 8,236,993
Communications Equipment ................................ — 509,680 — 509,680
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

Level 1 Level 2 Level 3 Total
Construction & Engineering ................................ $ — $ 1,369,596 $ — $ 1,369,596
Construction Materials .................................... — 2,833,272 — 2,833,272
Consumer Staples Distribution & Retail ........................ — 393,419 — 393,419
Containers & Packaging .................................. — 2,630,350 — 2,630,350
Distributors ........................................... — 150,437 — 150,437
Diversified Consumer Services .............................. — 2,111,685 — 2,111,685
Diversified REITs ....................................... — 153,725 — 153,725
Diversified Telecommunication Services ........................ — 3,542,676 — 3,542,676
Electric Utilities ........................................ — 684,022 — 684,022
Electrical Equipment ..................................... — 29,778 — 29,778
Electronic Equipment, Instruments & Components ................. — 415,402 104,940 520,342
Energy Equipment & Services .............................. — 102,170 — 102,170
Entertainment ......................................... — 4,198,627 — 4,198,627
Financial Services ...................................... — 7,799,644 — 7,799,644
Food Products ......................................... — 2,230,001 — 2,230,001
Gas Utilities ........................................... — 215,613 — 215,613
Ground Transportation ................................... — 1,536,399 — 1,536,399
Health Care Equipment & Supplies ........................... — 797,089 — 797,089
Health Care Providers & Services ............................ — 5,344,064 10,816 5,354,880
Health Care Technology .................................. — 3,448,575 — 3,448,575
Hotels, Restaurants & Leisure .............................. — 10,451,398 140,824 10,592,222
Household Durables ..................................... — 1,501,905 — 1,501,905
Independent Power and Renewable Electricity Producers ............ — 936,376 — 936,376
Industrial Conglomerates .................................. — 1,124,520 — 1,124,520
Insurance ............................................ — 8,407,471 — 8,407,471
Interactive Media & Services ............................... — 345,340 — 345,340
IT Services ........................................... — 7,931,917 383,787 8,315,704
Life Sciences Tools & Services .............................. — 475,143 — 475,143
Machinery ............................................ — 6,917,622 55,777 6,973,399
Media ............................................... — 3,203,634 94,406 3,298,040
Multi-Utilities .......................................... — 606,496 — 606,496
Oil, Gas & Consumable Fuels ............................... — 1,571,305 — 1,571,305
Passenger Airlines ...................................... — 2,064,524 — 2,064,524
Personal Care Products .................................. — 2,856,265 — 2,856,265
Pharmaceuticals ....................................... — 1,981,677 — 1,981,677
Professional Services .................................... — 5,374,929 626,100 6,001,029
Real Estate Management & Development ....................... — 131,245 — 131,245
Semiconductors & Semiconductor Equipment .................... — 572,151 — 572,151
Software ............................................. — 15,551,978 325,253 15,877,231
Specialty Retail ........................................ — 1,455,292 — 1,455,292
Trading Companies & Distributors ............................ — 1,655,373 263,087 1,918,460
Transportation Infrastructure ............................... — 1,711,725 172,398 1,884,123
Wireless Telecommunication Services ......................... — 652,596 — 652,596
Foreign Agency Obligations ................................. — 10,472,770 — 10,472,770
Foreign Government Obligations .............................. — 36,795,152 — 36,795,152
Investment Companies .................................... 59,132,767 — — 59,132,767
Non-Agency Mortgage-Backed Securities ........................ — 6,461,282 — 6,461,282
Other Interests .......................................... — — — —
Preferred Securities
Aerospace & Defense .................................... 91,188 — — 91,188
Banks ............................................... — 5,598,697 — 5,598,697
Electric Utilities ........................................ — 184,578 — 184,578
Financial Services ...................................... 22,234 — — 22,234
Independent Power and Renewable Electricity Producers ............ — 166,985 — 166,985
IT Services ........................................... — — 27,004 27,004
Oil, Gas & Consumable Fuels ............................... — 55,246 — 55,246
Semiconductors & Semiconductor Equipment .................... 46,648 — — 46,648
U.S. Government Sponsored Agency Securities .................... — 302,677,591 — 302,677,591
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 11,292,294 — — 11,292,294
U.S. Treasury Obligations ................................... — 103,915,253 — 103,915,253
Unfunded Floating Rate Loan Interests
(a)
........................... — 125 43 168
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Income Fund

Level 1 Level 2 Level 3 Total
Liabilities
Unfunded Floating Rate Loan Interests
(a)
........................... $ — $ (349) $ — $ (349)
$ 70,957,932 $ 1,416,169,516 $ 4,193,772 $ 1,491,321,220
Investments Valued at NAV
(b)
...................................... 1
$ 1,491,321,221
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 1,956,478 $ — $ 1,956,478
Foreign currency exchange contracts ............................ — 101,456 — 101,456
Interest rate contracts ....................................... 10,666,593 103,669 — 10,770,262
Liabilities
Credit contracts ........................................... — (3,276) — (3,276)
Foreign currency exchange contracts ............................ — (1,981,996) — (1,981,996)
Interest rate contracts ....................................... (7,754,896) — — (7,754,896)
$ 2,911,697 $ 176,331 $ — $ 3,088,028
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
CHF Swiss Franc
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
ABS Asset-Backed Security
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End (continued)